UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07917

                        Wilshire Variable Insurance Trust

               (Exact name of registrant as specified in charter)


                        Wilshire Associates Incorporated

                          1299 Ocean Avenue, Suite 700

                           Santa Monica, CA 90401-1085

               (Address of principal executive offices) (Zip code)


                           Lawrence Davanzo, President

                          1299 Ocean Avenue, Suite 700

                           Santa Monica, CA 90401-1085

                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 310-260-6639

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2009




Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.    Reports to Stockholders.

The Report to Shareholders is attached herewith.


[LOGO]                  WILSHIRE VARIABLE INSURANCE TRUST





                                 ANNUAL REPORT

                                  EQUITY FUND
                                 BALANCED FUND
                                  INCOME FUND
                             SMALL CAP GROWTH FUND
                           INTERNATIONAL EQUITY FUND
                           SOCIALLY RESPONSIBLE FUND








                               DECEMBER 31, 2009
                                 -------------

                                TABLE OF CONTENTS
Shareholder Letter .........................................................   1
Fund Commentaries ..........................................................   2
Disclosure of Fund Expenses ................................................  14
Schedules of Investments ...................................................  16
Statements of Assets and Liabilities .......................................  53
Statements of Operations ...................................................  54
Statements of Changes in Net Assets ........................................  55
Financial Highlights .......................................................  57
Notes to the Financial Statements ..........................................  63
Report of Independent Registered Public Accounting Firm ....................  72
Additional Fund Information ................................................  73
Shareholder Voting Results .................................................  76
Board Approval of Advisory and Subadvisory Agreements ......................  77
Tax Information ............................................................  81









             -----------------------------------------------------

SHARES OF THE WILSHIRE VARIABLE INSURANCE TRUST ARE SOLD ONLY AS THE UNDERLYING
  INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES.THIS REPORT IS AUTHORIZED FOR USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S
   SHARES ONLY IF ACCOMPANIED OR PRECEDED BY THE TRUST'S CURRENT PROSPECTUS.

     Shares of the Wilshire Variable Insurance Trust are distributed by SEI
                          Investments Distribution Co.

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this annual report to shareholders of the Wilshire Variable Insurance Trust (the "Trust"). This report covers the period from January 1, 2009 to December 31, 2009 (the "Period"), for the Equity, Balanced, Income, Small Cap Growth, International Equity and Socially Responsible Funds (the "Funds").

MARKET ENVIRONMENT

What a difference a year makes. Following the dark days of 2008 where the broad U.S. equity market, as measured by the Wilshire 5000 Index(SM), declined by 37%, the market continued its decline in the first two months of the year, falling by more than 23% through March 6, 2009. Remarkably, markets embarked a nearly uninterrupted rally since then, with the Wilshire 5000 Index(SM) rallying 70% from the March 6, 2009 low and finishing the year with a positive return of 28%.

Governments around the world continued to take historic actions to revive their struggling economies, keeping rates low and restoring market liquidity. Just as swiftly as the global credit crisis eroded investors' confidence, sparking the massive flight to quality, concerted global monetary stimulus policies eased investors' fears, fueling their appetite for risk assets during 2009. Bottom performing asset classes from the previous year bounced back strongly, led by high yield bond and emerging market equity returns of 58% and 79%, respectively.

Sustained efforts by the U.S. government to battle recession and resuscitate financial markets defined the economic landscape of 2009. In an unprecedented fashion to promote growth and restore pricing stability, the Federal Reserve kept the key interest rate between 0.00% and 0.25%, the lowest since the Great Depression. As various fiscal and monetary policies began to take effect, we witnessed gradual economic improvements over the course of the year including the first increase in gross domestic product in more than a year. Despite improving fundamentals, the economy continues to be challenged with unemployment, which climbed above 10%, a 26 year high.

FUND PERFORMANCE OVERVIEW

Founded on the tenets of diversification and discipline, our Funds were able to recover and deliver positive returns for the year ended December 31, 2009. In my last letter a year ago, I professed our investment conviction and asked for your patience. We are pleased that you benefited from the 2009 recovery but recognize that investors still face many real challenges. Despite expected better economic prospects in 2010, we will continue to work diligently to protect your capital and garner returns commensurate with your investment objectives.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

/s/ Lawrence E. Davanzo
---------------------------
Lawrence E. Davanzo
President

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                               [LOGO]
COMMENTARY
--------------------------------------------------------------------------------



                          AVERAGE ANNUAL TOTAL RETURN

ONE YEAR ENDED 12/31/09 ..............................................   23.57%
FIVE YEARS ENDED 12/31/09 ............................................   (1.33)%
TEN YEARS ENDED 12/31/09 .............................................   (0.33)%


                            COMPARATIVE PERFORMANCE

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE EQUITY FUND AND THE S&P 500 INDEX FROM DECEMBER 31, 1999 THROUGH DECEMBER 31, 2009.



                              [LINE GRAPH OMITTED]

INITIAL
INVESTMENT DATE     12/31/99   12/00     12/01    12/02      12/03     12/04     12/05     12/06    12/07     12/08     12/09
---------------     --------   ------    ------   ------     ------    ------    ------    ------   ------    ------    ------
Equity Fund         $10,000    $9,536    $9,134   $7,361     $9,390   $10,343    $10,953   $12,805  $13,087   $7,828    $9,673
S&P 500 Index       $10,000    $9,090    $8,009   $6,239     $8,029    $8,902     $9,339   $10,814  $11,408   $7,187    $9,089


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX CONSISTING OF 500 STOCKS. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the year ended December 31, 2009, there were no waivers.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                               [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)


                              [PIE GRAPH OMITTED]


MATERIALS 2.5%
CONSUMER STAPLES 4.9%
INDUSTRIALS 5.7%
CONSUMER DISCRETIONARY 5.9%
FINANCIALS 6.2%
HEALTH CARE 6.6%
ENERGY 6.7%
TELECOMMUNICATION SERVICES 1.5%
U.S. TREASURY OBLIGATIONS 1.0%
UTILITIES 0.6%
WILSHIRE LARGE CAP CORE 130/30 FUND 45.2%
INFORMATION TECHNOLOGY 13.2%

Equity markets rebounded sharply in 2009 as the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.5% for the year, the best calendar year return since 2003. Growth stocks led the rally in 2009. The Russell 1000 Growth Index returned 37.2%, significantly outpacing the Russell 1000 Value Index's return of 19.7% . Growth oriented sectors such as technology, consumer discretionary, and materials, in particular, performed well for the year, all posting returns in excess of 40%. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.2% and slightly outperformed large cap stocks. The market rally in 2009 has been generally characterized as a low quality or "junk" rally, as many higher beta companies with comparatively weaker balance sheets and income statements outperformed the market.

The VIT Equity Fund (the "Fund") returned 23.57% for the year ended December 31, 2009, lagging the Fund's benchmark (the S&P 500 Index) return of 26.5%. The Fund's higher quality and more conservative positioning detracted from performance as the low quality rally proved to be a headwind to performance in 2009. The Fund's performance was also hampered by negative stock selections in the financial and consumer sectors (discretionary and staples). On the other hand, an overweight position and positive stock selection in the technology sector benefitted performance.

We are pleased with the absolute return of the Fund yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

* BASED ON PERCENT OF THE FUND'S TOTAL INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                             [LOGO]
COMMENTARY
--------------------------------------------------------------------------------



                           AVERAGE ANNUAL TOTAL RETURN

ONE YEAR ENDED 12/31/09 ................................................  18.03%
FIVE YEARS ENDED 12/31/09. .............................................   0.75%
TEN YEARS ENDED 12/31/09 ...............................................   2.34%


                            COMPARATIVE PERFORMANCE

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE BALANCED FUND AND THE STOCK/BOND INDEX FROM DECEMBER 31, 1999 THROUGH DECEMBER 31, 2009.



                              [LINE GRAPH OMITTED]


INITIAL
INVESTMENT DATE         12/31/99   12/00     12/01    12/02      12/03     12/04     12/05     12/06    12/07     12/08     12/09
---------------         --------   ------    ------   ------     ------    ------    ------    ------   ------    ------    ------
Balanced Fund           $10,000   $10,129   $10,231   $9,388    $11,223    $12,142   $12,662   $14,130  $14,565   $10,679   $12,604
Stock/Bond Index(1)     $10,000    $9,900    $9,533   $8,597    $10,185    $11,030   $11,472   $12,747  $13,540   $10,553   $12,494


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

(1) STOCK/BOND INDEX: A BLEND OF 60% STANDARD & POOR'S 500 INDEX AND 40% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX. THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX CONSISTING OF 500 STOCKS. THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF INVESTMENT GRADE FIXED-RATED DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES WITH A MATURITY OF ONE YEAR OR MORE. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the year ended December 31, 2009, there were no waivers.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)

                              [PIE GRAPH OMITTED]


WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND 44.0%
WILSHIRE LARGE CAP CORE 130/30 FUND 56.0%



Capital markets rebounded sharply in 2009 as the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.5% for the year, the best calendar year return since 2003. Growth oriented sectors such as technology, consumer discretionary, and materials in particular performed well for the year, all posting returns in excess of 40%. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.2%. The market rally in 2009 has been generally characterized as a low quality or "junk" rally, as many higher beta companies with comparatively weaker balance sheets and income statements outperformed the market. Fixed income markets rebounded as well in 2009, as the Barclays Capital U.S. Aggregate Bond Index posted a solid return of 5.9%. Fixed income credit securities in general benefited from a stronger economy and increased confidence in the health of financial markets that led to credit spreads narrowing significantly throughout the year.

The VIT Balanced Fund (the "Fund") returned 18.03% for the year ended December 31, 2009, slightly trailing the Fund's custom benchmark return of 18.4%. The Fund's fixed income exposure to credit securities and modest exposure to high yield securities strongly benefitted performance. However, the Fund's conservative equity positioning in higher quality equity securities detracted from performance as the low quality rally proved to be a headwind to performance in 2009.

We are pleased with the absolute return of the Fund yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of the sub-advisers of the Underlying Funds, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

The Balanced Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Balanced Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Balanced Fund. The Balanced Fund is subject to the risks of the underlying funds it holds. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

* BASED ON PERCENT OF THE FUND'S TOTAL INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                               [LOGO]
COMMENTARY
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURN

ONE YEAR ENDED 12/31/09 ................................................  13.29%
FIVE YEARS ENDED 12/31/09. .............................................   3.21%
TEN YEARS ENDED 12/31/09 ...............................................   5.49%


                            COMPARATIVE PERFORMANCE

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE INCOME FUND AND THE
       BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX FROM DECEMBER 31, 1999
                           THROUGH DECEMBER 31, 2009.



                              [LINE GRAPH OMITTED]



INITIAL
INVESTMENT DATE          12/31/99   12/00     12/01    12/02      12/03     12/04     12/05     12/06    12/07     12/08     12/09
---------------          --------   ------    ------   -----     ------    ------   ------    ------    ------   ------    ------
Income Fund              $10,000   $10,889   $11,854  $12,940   $13,891   $14,577   $14,865   $15,458  $16,109   $15,071   $17,073
Barclays Capital
US Aggregate
Bond Index               $10,000   $11,163   $12,105  $13,347   $13,894   $14,497   $14,849   $15,493  $16,572   $17,440   $18,475


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF INVESTMENT GRADE FIXED-RATED DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES WITH A MATURITY OF ONE YEAR OR MORE. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the year ended December 31, 2009, there were no waivers.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                               [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)


                              [PIE GRAPH OMITTED]


ASSET-BACKED SECURITIES 3.0%
FOREIGN BONDS 7.5%
U.S. GOVERNMENT & AGENCY OBLIGATIONS 9.8%
U.S. TREASURY OBLIGATIONS 22.2%
PREFERRED STOCK 0.2%
MUNICIPAL BOND 0.1%
COMMON STOCK 0.0%
CORPORATE BONDS 33.5%
COLLATERALIZED MORTGAGE OBLIGATIONS 23.7%


Fixed income markets rebounded in 2009 as the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The Barclays Capital U.S. Aggregate Bond Index posted a solid return of 5.9% for the year. The top performing broad fixed income asset class for the year was high yield, which returned an astounding 57.5% as measured by the Merrill Lynch U.S. High Yield Master II Index. The high yield asset class -- and fixed income credit securities in general - benefited from a stronger economy and increased confidence in the health of financial markets that led to credit spreads narrowing significantly throughout the year. However, government bond returns were flat to slightly negative for the year, as the Barclays Capital U.S. Government Intermediate Bond Index posted a modest negative return of -0.3%.

The VIT Income Fund (the "Fund") returned 13.29% for the year ended December 31, 2009, strongly outperforming the Fund's benchmark (the Barclays Capital U.S. Aggregate Bond Index) return of 5.9%. The Fund's overweight exposure to credit securities and modest exposure to high yield securities strongly benefitted performance. The Fund's underweight to government bonds and strong security selection benefited the Fund as well.

We are pleased with the absolute return of the Fund and the performance of the Fund versus its benchmark. We are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approach that has made them successful over the long-term. It is our belief that the Fund is well positioned going into 2010 and should benefit as the economy continues to recover from the recession of 2008.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

* BASED ON PERCENT OF THE FUND'S TOTAL INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                                     [LOGO]
COMMENTARY
--------------------------------------------------------------------------------



                           AVERAGE ANNUAL TOTAL RETURN

ONE YEAR ENDED 12/31/09 ...............................................  28.39%
FIVE YEARS ENDED 12/31/09. ............................................  (1.96)%
TEN YEARS ENDED 12/31/09 ..............................................  (5.38)%


                            COMPARATIVE PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE SMALL CAP GROWTH FUND
        AND THE RUSSELL 2000 GROWTH INDEX FROM DECEMBER 31, 1999 THROUGH
                               DECEMBER 31, 2009.


                              [LINE GRAPH OMITTED]


INITIAL
INVESTMENT DATE           12/31/99  12/00     12/01    12/02      12/03     12/04     12/05     12/06    12/07     12/08     12/09
---------------           --------  ------    ------   ------    ------    ------   ------    ------    ------   ------    ------
Small Cap Growth Fund     $10,000   $8,916    $6,258   $3,822    $6,083    $6,351   $6,582    $7,334    $8,354   $4,481    $5,753
Russell 2000
Growth Index              $10,000   $7,757    $7,041   $4,910    $7,294    $8,337   $8,684    $9,843   $10,536   $6,476    $8,708


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX COMPRISED OF THE RUSSELL 2000 GROWTH SECURITIES WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the year ended December 31, 2009, fees totaling 0.23% of average net assets were waived.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                                     [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------



                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)


                              [PIE GRAPH OMITTED]

CONSUMER STAPLES 3.2%
MATERIALS 2.7%
ENERGY 5.0%
FINANCIALS 7.1%
INDUSTRIALS 15.0%
CONSUMER DISCRETIONARY 15.2%
TELECOMMUNICATION SERVICES 0.7%
EXCHANGE-TRADED FUND 0.2%
UTILITIES 0.1%
PRIVATE COMPANY 0.0%
RIGHTS 0.0%
INFORMATION TECHNOLOGY 29.9%
HEALTH CARE 20.9%

Equity markets rebounded sharply in 2009 as the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.5% for the year, the best calendar year return since 2003. Growth stocks led the rally in 2009. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.2% and slightly outperformed large cap stocks. Growth stocks outperformed value stocks, as the Russell 1000 Growth Index returned 37.2%, significantly outpacing the Russell 1000 Value Index's return of 19.7%. Growth oriented sectors such as technology, consumer discretionary, and materials in particular performed well for the year, all posting returns in excess of 40%. The market rally in 2009 has been generally characterized as a low quality or "junk" rally, as many higher beta companies with comparatively weaker balance sheets and income statements outperformed the market.

The VIT Small Cap Growth Fund (the "Fund") returned 28.39% for the year ended December 31, 2009, lagging the Fund's benchmark (the Russell 2000 Growth Index) return of 34.5%. The Fund's higher quality and more conservative positioning detracted from performance as the low quality rally proved to be a headwind to performance in 2009. The Fund's performance was also hampered by negative stock selections in the consumer discretionary and health care sectors. On the other hand, positive stock selection in the industrials and technology sectors benefitted performance, and sector positioning on balance was positive for the year.

We are pleased with the absolute return of the Fund yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

* BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                                 [LOGO]
COMMENTARY
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURN

ONE YEAR ENDED 12/31/09 ...............................................  31.02%
FIVE YEARS ENDED 12/31/09 .............................................   1.78%
TEN YEARS ENDED 12/31/09 ..............................................  (2.60)%


                            COMPARATIVE PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY
 FUND AND THE MSCI EAFE INDEX FROM DECEMBER 31, 1999 THROUGH DECEMBER 31, 2009.



                              [LINE GRAPH OMITTED]

INITIAL
INVESTMENT DATE      12/31/99   12/00     12/01    12/02      12/03     12/04     12/05     12/06    12/07     12/08     12/09
---------------      --------   ------    ------   ------    ------    ------   ------    ------    ------   ------    ------
International
 Equity Fund         $10,000   $8,249    $6,075   $4,800    $6,359    $7,034    $7,745    $9,586   $10,422   $5,862     $7,680
MSCI EAFE Index      $10,000   $8,583    $6,743   $5,668    $7,855    $9,445   $10,724   $13,549   $15,062   $8,528    $11,238

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

THE MSCI EAFE INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED MEASURE OF STOCK MARKETS IN EUROPE, AUSTRALIA AND THE FAR EAST. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the year ended December 31, 2009, fees totaling 0.20% of average net assets were waived.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                                 [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)


                              [PIE GRAPH OMITTED]


INFORMATION TECHNOLOGY 5.6%
TELECOMMUNICATION SERVICES 6.0%
HEALTH CARE 7.3%
CONSUMER STAPLES 9.4%
CONSUMER DISCRETIONARY 9.5%
ENERGY 10.5%
UTILITIES 4.0%
EXCHANGE-TRADED FUND 0.8%
RIGHTS 0.0%
FINANCIALS 24.7%
INDUSTRIALS 11.7%
MATERIALS 10.5%

Global equity markets rebounded sharply in 2009 as the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The MSCI EAFE Index returned an impressive 31.8% and in the U.S. the S&P 500 Index posted a strong 26.5% return for the year. The top performing broad asset class for the year was emerging markets, which returned an astounding 78.5% as measured by the MSCI Emerging Markets Index. Developed non-U.S. equity market regional performance was led by the Pacific ex-Japan, which also posted a very impressive return of 72.8% as measured by the MSCI Pacific ex-Japan Index. Performance in the United Kingdom was also strong, returning 43.4% as measured by the MSCI U.K. Index. On the hand, performance in Japan was much more muted, returning a modest 4.4% for the year as measured by the MSCI Japan Index. The market rally in 2009 has been generally characterized as a low quality or "junk" rally, as many higher beta companies with comparatively weaker balance sheets and income statements outperformed the market.

The VIT International Equity Fund (the "Fund") returned 31.02% for the year ended December 31, 2009, slightly trailing the Fund's benchmark (the MSCI EAFE Index) return of 31.8%. The Fund's higher quality and more conservative positioning detracted from performance as the low quality rally proved to be a headwind to performance in 2009. The Fund's performance was also hampered slightly by negative country and sector positioning. On the other hand, modest exposure to emerging markets and security selection on balance was positive for the year.

We are pleased with the absolute return of the Fund yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

Foreign securities may be subject to a higher degree of market risk due to currency fluctuations, lack of liquidity, and political and economic instability. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

* BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                                 [LOGO]
COMMENTARY
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURN

ONE YEAR ENDED 12/31/09 ..............................................   21.51%
FIVE YEARS ENDED 12/31/09. ...........................................   (2.23)%
TEN YEARS ENDED 12/31/09 .............................................    1.27%


                            COMPARATIVE PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE SOCIALLY RESPONSIBLE
  FUND AND THE S&P 500 INDEX FROM DECEMBER 31, 1999 THROUGH DECEMBER 31, 2009.



                              [LINE GRAPH OMITTED]


INITIAL
INVESTMENT DATE      12/31/99   12/00     12/01    12/02      12/03     12/04     12/05     12/06    12/07     12/08     12/09
---------------      --------   ------    ------   ------    ------     ------   ------     ------    ------   ------    ------
Socially
 Responsible Fund    $10,000   $10,879   $10,083   $8,726    $11,206   $12,696   $13,347   $16,086   $15,663   $9,336    $11,345
S&P 500 Index        $10,000    $9,090    $8,009   $6,239     $8,029    $8,902    $9,339   $10,814   $11,408   $7,187     $9,089


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX CONSISTING OF 500 STOCKS. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

During certain periods since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns since inception would have been lower. For the year ended December 31, 2009, there were no waivers.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                                 [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)


                              [PIE GRAPH OMITTED]


MATERIALS 3.8%
CONSUMER STAPLES 11.0%
INDUSTRIALS 11.6%
ENERGY 11.9%
HEALTH CARE 12.0%
TELECOMMUNICATION SERVICES 3.0%
UTILITIES 2.1%
INFORMATION TECHNOLOGY 19.0%
FINANCIALS 13.3%
CONSUMER DISCRETIONARY 12.3%


Equity markets rebounded sharply in 2009 as the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.5% for the year, the best calendar year return since 2003. Growth stocks led the rally in 2009. The Russell 1000 Growth Index returned 37.2%, significantly outpacing the Russell 1000 Value Index's return of 19.7%. Growth oriented sectors such as technology, consumer discretionary, and materials in particular performed well for the year, all posting returns in excess of 40%. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.2% and slightly outperformed large cap stocks. The market rally in 2009 has been generally characterized as a low quality or "junk" rally, as many higher beta companies with comparatively weaker balance sheets and income statements outperformed the market.

The VIT Socially Responsible Fund (the "Fund") returned 21.51% for the year ended December 31, 2009, lagging the Fund's benchmark (the S&P 500 Index) return of 26.5%. The Fund's higher quality and more conservative positioning detracted from performance as the low quality rally proved to be a headwind to performance in 2009. The Fund's performance was also hampered by negative stock selections in the financial and consumer discretionary sectors. A modest overweight position in the financial detracted from performance as well. On the other hand, strong stock selection in the energy sector benefitted performance.

We are pleased with the absolute return of the Fund yet disappointed by the performance of the Fund versus its benchmark. However, we are encouraged by the activities and current positioning of our sub-adviser, who continues to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

* BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES                                               [LOGO]
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return for the period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                                 [LOGO]
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                   Beginning          Ending
                                    Account          Account                           Expenses Paid
                                     Value            Value         Expense            During Period
                                   07/01/2009       12/31/2009      Ratio(1)     07/01/2009-12/31/2009(2,3)
                                   ----------       ----------     ---------     ---------------------------
EQUITY FUND(4)
------------------------------------------------------------------------------------------------------------
Actual Fund Return                 $1,000.00        $1,208.80        1.09%                 $ 6.07
Hypothetical 5% Return             $1,000.00        $1,019.71        1.09%                 $ 5.55

BALANCED FUND (4)
------------------------------------------------------------------------------------------------------------
Actual Fund Return                $1,000.00         $1,152.50        0.20%                 $ 1.09
Hypothetical 5% Return            $1,000.00         $1,024.20        0.20%                 $ 1.02

INCOME FUND
------------------------------------------------------------------------------------------------------------
Actual Fund Return                $1,000.00        $1,077.10        1.10%                 $ 5.76
Hypothetical 5% Return            $1,000.00        $1,019.66        1.10%                 $ 5.60

SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------
Actual Fund Return                $1,000.00        $1,182.00        1.71%                 $ 9.40
Hypothetical 5% Return            $1,000.00        $1,016.59        1.71%                 $ 8.69

INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------
Actual Fund Return                $1,000.00        $1,231.20        1.75%                 $ 9.84
Hypothetical 5% Return            $1,000.00        $1,016.38        1.75%                 $ 8.89

SOCIALLY RESPONSIBLE FUND
------------------------------------------------------------------------------------------------------------
Actual Fund Return                $1,000.00        $1,205.00        1.36%                 $ 7.56
Hypothetical 5% Return            $1,000.00        $1,018.35        1.36%                 $ 6.92

-------------
(1) ANNUALIZED, BASED ON THE FUND'S MOST RECENT FISCAL HALF-YEAR EXPENSES.
(2) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
    IN THE PERIOD, THEN DIVIDED BY 365.
(3) EXPENSES SHOWN DO NOT INCLUDE ANNUITY CONTRACT FEES.
(4) THE EXPENSE RATIO DOES NOT INCLUDE THE EXPENSES OF THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 Shares                                                               Value
 ------                                                               -----
COMMON STOCK -- 53.8%
Consumer Discretionary -- 5.9%
   2,707   Abercrombie & Fitch Co., Class A ...................   $       94,339
   2,375   Advance Auto Parts, Inc. ...........................           96,140
     259   Amazon.com, Inc.+ ..................................           34,841
   2,852   Apollo Group, Inc., Class A+ .......................          172,774
   1,161   AutoNation, Inc.+ ..................................           22,233
      95   AutoZone, Inc.+ ....................................           15,017
   2,184   Big Lots, Inc.+ ....................................           63,292
   1,268   Carnival Corp.+ ....................................           40,183
   2,368   Coach, Inc. ........................................           86,503
  34,902   Comcast Corp. Special Class A ......................          588,448
   2,757   Darden Restaurants, Inc. ...........................           96,688
  13,900   DIRECTV, Class A+ ..................................          463,565
   1,156   Dollar Tree, Inc.+ .................................           55,835
   7,699   DR Horton, Inc. ....................................           83,688
   4,377   Expedia, Inc.+ .....................................          112,532
   1,877   Family Dollar Stores, Inc. .........................           52,237
  50,377   Ford Motor Co.+ ....................................          503,770
   2,099   Fortune Brands, Inc. ...............................           90,677
     166   GameStop Corp., Class A+ ...........................            3,642
  14,660   Gap, Inc. (The) ....................................          307,127
   1,337   Genuine Parts Co. ..................................           50,753
   2,543   H&R Block, Inc. ....................................           57,523
   6,281   Home Depot, Inc. (The) .............................          181,709
   7,688   Interpublic Group of Cos., Inc.+ ...................           56,737
   6,463   J.C. Penney Co., Inc. ..............................          171,981
   3,600   Kohl's Corp.+ ......................................          194,148
   4,848   Leggett & Platt, Inc. ..............................           98,899
   3,503   Lennar Corp., Class A ..............................           44,733
  92,173   Lowe's Cos., Inc. ..................................        2,155,927
   8,343   Ltd. Brands, Inc. ..................................          160,519
   6,033   Macy's, Inc. .......................................          101,113
   1,485   Mattel, Inc. .......................................           29,670
   1,844   McDonald's Corp. ...................................          115,139
   1,862   McGraw-Hill Cos., Inc. (The) .......................           62,396
     520   Mohawk Industries, Inc.+ ...........................           24,752
   2,254   Newell Rubbermaid, Inc. ............................           33,832
  21,329   News Corp., Class A ................................          291,994
     340   NIKE, Inc., Class B ................................           22,464
   4,954   Nordstrom, Inc. ....................................          186,171
      73   NVR, Inc.+ .........................................           51,882
   7,691   Office Depot, Inc.+ ................................           49,607
   9,495   Omnicom Group, Inc. ................................          371,729
   3,041   PetSmart, Inc. .....................................           81,164
     630   Phillips-Van Heusen Corp. ..........................           25,628
   1,298   Polo Ralph Lauren Corp., Class A ...................          105,112
   9,192   Pulte Homes, Inc. ..................................           91,920
   1,467   RadioShack Corp. ...................................           28,607
   3,284   Ross Stores, Inc. ..................................          140,260
     955   Scripps Networks
           Interactive, Inc., Class A .........................           39,633
     540   Sears Holdings Corp.+ ..............................           45,063
   7,822   Sherwin-Williams Co. (The) .........................          482,226
  17,061   Staples, Inc. ......................................          419,530



 Shares                                                               Value
 ------                                                               -----
Consumer Discretionary (continued)
  12,897   Starbucks Corp.+ ...................................   $      297,405
     720   Starwood Hotels & Resorts
           Worldwide, Inc. ....................................           26,330
  28,270   Target Corp. .......................................        1,367,420
   8,378   Time Warner Cable, Inc., Class A ...................          346,765
  15,337   Time Warner, Inc. ..................................          446,920
  18,923   Toll Brothers, Inc.+ ...............................          355,942
     276   VF Corp. ...........................................           20,214
   2,957   Viacom, Inc., Class B+ .............................           87,912
   1,504   Walt Disney Co. (The) ..............................           48,504
      70   Washington Post Co. (The), Class B .................           30,772
   2,267   Williams-Sonoma, Inc. ..............................           47,108
     280   WMS Industries, Inc.+ ..............................           11,200
   5,047   Wyndham Worldwide Corp. ............................          101,798
     498   Wynn Resorts, Ltd.+ ................................           28,999
                                                                  --------------
                                                                      12,173,641
                                                                  --------------
Consumer Staples -- 4.9%
     196   Alberto-Culver Co., Class B ........................            5,741
  13,561   Archer-Daniels-Midland Co. .........................          424,595
     608   Campbell Soup Co. ..................................           20,550
      13   Church & Dwight Co., Inc. ..........................              786
   8,938   Coca-Cola Co. (The) ................................          509,466
   8,558   Coca-Cola Enterprises, Inc. ........................          181,430
   4,400   Colgate-Palmolive Co. ..............................          361,460
     256   Costco Wholesale Corp. .............................           15,147
  33,760   CVS Caremark Corp. .................................        1,087,409
   1,492   Dean Foods Co.+ ....................................           26,916
   9,972   Estee Lauder Cos., Inc. (The), Class A .............          482,246
     320   General Mills, Inc. ................................           22,659
     150   Hershey Co. (The) ..................................            5,369
   6,500   HJ Heinz Co. .......................................          277,940
     472   Hormel Foods Corp. .................................           18,148
   8,200   Kellogg Co. ........................................          436,240
   6,699   Kimberly-Clark Corp. ...............................          426,793
     101   Kraft Foods, Inc., Class A .........................            2,745
  35,200   Kroger Co. (The) ...................................          722,656
   7,000   Mead Johnson Nutrition Co., Class A ................          305,900
  15,800   Nestle SA ADR ......................................          763,930
      98   Pepsi Bottling Group, Inc. .........................            3,675
   4,785   PepsiCo, Inc. ......................................          290,928
  15,406   Philip Morris International, Inc. ..................          742,415
  22,135   Procter & Gamble Co. (The) .........................        1,342,045
   1,981   Reynolds American, Inc. ............................          104,934
   5,393   Safeway, Inc. ......................................          114,817
     764   Sara Lee Corp. .....................................            9,306
     400   Smithfield Foods, Inc.+ ............................            6,076
   4,319   Sysco Corp. ........................................          120,673
   9,334   Tyson Foods, Inc., Class A .........................          114,528
  12,217   Walgreen Co. .......................................          448,608
  12,648   Wal-Mart Stores, Inc. ..............................          676,036
   1,404   Whole Foods Market, Inc.+ ..........................           38,540
                                                                  --------------
                                                                      10,110,707
                                                                  --------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Energy -- 6.7%
  16,713   Anadarko Petroleum Corp. ...........................   $    1,043,225
   5,833   Apache Corp. .......................................          601,791
      65   BJ Services Co. ....................................            1,209
   7,171   Chesapeake Energy Corp. ............................          185,586
   9,890   Chevron Corp. ......................................          761,431
   1,602   Cimarex Energy Co. .................................           84,858
   7,746   ConocoPhillips .....................................          395,588
   3,257   Devon Energy Corp. .................................          239,390
     232   Diamond Offshore Drilling, Inc. ....................           22,833
     852   Encore Acquisition Co.+ ............................           40,913
  15,556   Ensco International PLC ADR ........................          621,307
   1,979   EOG Resources, Inc. ................................          192,557
  17,476   Exxon Mobil Corp. ..................................        1,191,688
  51,300   Halliburton Co. ....................................        1,543,617
   2,553   Helmerich & Payne, Inc. ............................          101,814
  10,100   Hess Corp. .........................................          611,050
  13,293   Marathon Oil Corp. .................................          415,007
   3,011   Murphy Oil Corp. ...................................          163,196
   8,687   Nabors Industries, Ltd.+ ...........................          190,158
   7,412   National Oilwell Varco, Inc. .......................          326,795
   3,248   Newfield Exploration Co.+ ..........................          156,651
   1,823   Occidental Petroleum Corp. .........................          148,301
     511   Oceaneering International, Inc.+ ...................           29,904
   3,727   Patterson-UTI Energy, Inc. .........................           57,209
   2,604   Peabody Energy Corp. ...............................          117,727
     495   Plains Exploration & Production Co.+ ...............           13,692
   4,033   Pride International, Inc.+ .........................          128,693
   3,088   Rowan Cos., Inc. ...................................           69,912
  35,055   Schlumberger, Ltd. .................................        2,281,730
   2,076   Smith International, Inc. ..........................           56,405
   2,698   Tesoro Corp. .......................................           36,558
   1,089   Tidewater, Inc. ....................................           52,218
  45,400   Weatherford International, Ltd.+ ...................          813,114
  14,050   Williams Cos., Inc. (The) ..........................          296,174
  21,162   XTO Energy, Inc. ...................................          984,668
                                                                  --------------
                                                                      13,976,969
                                                                  --------------
Financials -- 6.2%
   9,480   Aflac, Inc. ........................................          438,450
  11,211   American Express Co. ...............................          454,270
     469   American Financial Group, Inc. .....................           11,702
     603   AON Corp. ..........................................           23,119
   2,139   Assurant, Inc. .....................................           63,058
 126,926   Bank of America Corp. ..............................        1,911,506
  19,000   Bank of America Corp. Cnv+ .........................          283,480
   9,137   Bank of New York Mellon Corp. (The) ................          255,562
   3,369   BB&T Corp. .........................................           85,472
      23   Capital One Financial Corp. ........................              882
  93,869   Charles Schwab Corp. (The) .........................        1,766,615
   8,068   Chubb Corp. ........................................          396,784
  40,048   Citigroup, Inc. ....................................          132,559
  16,543   Discover Financial Services ........................          243,347
   1,086   Everest Re Group, Ltd. .............................           93,048
     552   First American Corp. ...............................           18,277
   1,466   Goldman Sachs Group, Inc. (The) ....................          247,519



 Shares                                                               Value
 ------                                                               -----
Financials (continued)
   2,717   HCC Insurance Holdings, Inc. .......................   $       75,995
   7,222   Hudson City Bancorp, Inc. ..........................           99,158
  35,300   Invesco, Ltd. ......................................          829,197
  30,623   JPMorgan Chase & Co. ...............................        1,276,060
     263   M&T Bank Corp. .....................................           17,592
      18   MetLife, Inc. ......................................              636
      52   Morgan Stanley .....................................            1,539
  25,098   Northern Trust Corp. ...............................        1,315,135
   4,787   PNC Financial Services Group, Inc. .................          252,706
   2,489   Principal Financial Group, Inc. ....................           59,836
   8,579   Progressive Corp. (The) ............................          154,336
   2,101   Raymond James Financial, Inc. ......................           49,941
     425   Reinsurance Group of
           America, Inc., Class A .............................           20,251
   9,589   State Street Corp. .................................          417,505
   2,253   Torchmark Corp. ....................................           99,019
   9,376   Travelers Cos., Inc. (The) .........................          467,487
  17,878   U.S. Bancorp .......................................          402,434
   5,527   Unum Group .........................................          107,887
  28,552   Wells Fargo & Co. ..................................          770,618
                                                                  --------------
                                                                      12,842,982
                                                                  --------------
Health Care -- 6.6%
   5,067   Abbott Laboratories ................................          273,567
   5,502   Aetna, Inc. ........................................          174,413
   5,382   Alcon, Inc. ........................................          884,532
   7,028   AmerisourceBergen Corp., Class A ...................          183,220
  21,222   Amgen, Inc.+ .......................................        1,200,529
     719   Beckman Coulter, Inc. ..............................           47,051
   2,821   Biogen Idec, Inc.+ .................................          150,923
     908   Boston Scientific Corp.+ ...........................            8,172
     131   Bristol-Myers Squibb Co. ...........................            3,308
   1,219   Cardinal Health, Inc. ..............................           39,301
   3,296   CareFusion Corp.+ ..................................           82,433
   2,780   CIGNA Corp. ........................................           98,051
   1,125   Community Health Systems, Inc.+ ....................           40,050
   4,626   Coventry Health Care, Inc.+ ........................          112,366
     636   Eli Lilly & Co. ....................................           22,712
   2,875   Endo Pharmaceuticals Holdings, Inc.+ . .............           58,966
   9,297   Forest Laboratories, Inc.+ .........................          298,527
     206   Genzyme Corp.+ .....................................           10,096
     287   Henry Schein, Inc.+ ................................           15,096
   1,713   Hologic, Inc.+ .....................................           24,839
   3,041   Hospira, Inc.+ .....................................          155,091
   4,627   Humana, Inc.+ ......................................          203,079
     581   IMS Health, Inc. ...................................           12,236
  31,868   Johnson & Johnson ..................................        2,052,618
   1,137   Kinetic Concepts, Inc.+ ............................           42,808
   5,749   King Pharmaceuticals, Inc.+ ........................           70,540
   1,632   Lincare Holdings, Inc.+ ............................           60,580
   6,413   McKesson Corp. .....................................          400,812
   7,875   Medco Health Solutions, Inc.+ ......................          503,291
   6,891   Medtronic, Inc. ....................................          303,066
  33,439   Merck & Co., Inc. ..................................        1,221,861
 163,847   Pfizer, Inc. .......................................        2,980,377


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Health Care (continued)
     808   Stryker Corp. ......................................   $       40,699
  21,200   Teva Pharmaceutical Industries,
           Ltd. ADR ...........................................        1,191,016
   8,104   UnitedHealth Group, Inc. ...........................          247,010
     322   Universal Health Services, Inc., Class B ...........            9,821
     852   Valeant Pharmaceuticals International+ .............           27,085
     373   Watson Pharmaceuticals, Inc.+ ......................           14,774
   8,545   WellPoint, Inc.+ ...................................          498,088
                                                                  --------------
                                                                      13,763,004
                                                                  --------------
Industrials -- 5.7%
   5,124   3M Co. .............................................          423,601
     777   Burlington Northern Santa Fe Corp. .................           76,628
   1,115   Carlisle Cos., Inc. ................................           38,200
   4,868   Caterpillar, Inc. ..................................          277,427
   1,052   Cintas Corp. .......................................           27,405
      17   Cooper Industries PLC, Class A .....................              725
     832   Cummins, Inc. ......................................           38,155
   2,978   Dover Corp. ........................................          123,915
     222   Eaton Corp. ........................................           14,124
  10,296   Emerson Electric Co. ...............................          438,609
  15,300   Expeditors International of
           Washington, Inc. ...................................          531,369
   3,745   FedEx Corp. ........................................          312,520
  81,479   General Electric Co. ...............................        1,232,777
   1,952   Harsco Corp. .......................................           62,913
   3,845   Honeywell International, Inc. ......................          150,724
   1,416   Hubbell, Inc., Class B .............................           66,977
   4,781   Illinois Tool Works, Inc. ..........................          229,440
  10,900   Ingersoll-Rand PLC .................................          389,566
     257   ITT Corp. ..........................................           12,783
     227   Jacobs Engineering Group, Inc.+ ....................            8,537
     254   Kansas City Southern+ ..............................            8,455
     955   L-3 Communications Holdings, Inc. ..................           83,037
     508   Lincoln Electric Holdings, Inc. ....................           27,158
  15,875   Lockheed Martin Corp. ..............................        1,196,181
   1,955   Manpower, Inc. .....................................          106,704
   7,145   Northrop Grumman Corp. .............................          399,048
   2,232   Oshkosh Corp. ......................................           82,651
       9   Precision Castparts Corp. ..........................              993
  14,714   Raytheon Co. .......................................          758,066
     499   Rockwell Automation, Inc. ..........................           23,443
   6,368   RR Donnelley & Sons Co. ............................          141,815
   1,499   Ryder System, Inc. .................................           61,714
   1,902   Shaw Group, Inc. (The)+ ............................           54,683
     230   Snap-On, Inc. ......................................            9,720
  62,000   Southwest Airlines Co. .............................          708,660
     751   SPX Corp. ..........................................           41,080
  23,400   Tyco International, Ltd. ...........................          834,912
      11   Union Pacific Corp. ................................              703
  35,491   United Parcel Service, Inc., Class B ...............        2,036,119
   1,312   United Technologies Corp. ..........................           91,066
  14,560   Waste Management, Inc. .............................          492,274
   1,924   WW Grainger, Inc. ..................................          186,301
                                                                  --------------
                                                                      11,801,178
                                                                  --------------



 Shares                                                               Value
 ------                                                               -----
Information Technology -- 13.2%
   3,578   3Com Corp.+ ........................................    $      26,835
     377   Affiliated Computer Services,
           Inc., Class A+ .....................................           22,503
  32,512   Altera Corp. .......................................          735,746
   6,786   Apple, Inc.+ .......................................        1,430,896
 107,282   Applied Materials, Inc. ............................        1,495,511
   2,983   Arrow Electronics, Inc.+ ...........................           88,327
   3,775   Avnet, Inc.+ .......................................          113,854
      22   BMC Software, Inc.+ ................................              882
   3,487   Broadridge Financial Solutions, Inc. ...............           78,667
  12,306   CA, Inc. ...........................................          276,393
  31,444   Cisco Systems, Inc.+ ...............................          752,769
     848   CommScope, Inc.+ ...................................           22,498
   4,689   Computer Sciences Corp.+ ...........................          269,758
   5,882   Compuware Corp.+ ...................................           42,527
   2,810   Convergys Corp.+ ...................................           30,207
  22,142   Dell, Inc.+ ........................................          317,959
     291   Diebold, Inc. ......................................            8,279
  19,466   eBay, Inc.+ ........................................          458,229
 134,995   EMC Corp.+ .........................................        2,358,363
     438   Fiserv, Inc.+ ......................................           21,234
   2,001   Global Payments, Inc. ..............................          107,774
   1,654   Google, Inc., Class A+ .............................        1,025,447
   1,166   Harris Corp. .......................................           55,443
   1,718   Hewitt Associates, Inc., Class A+ ..................           72,603
  19,452   Hewlett-Packard Co. ................................        1,001,973
   3,933   Ingram Micro, Inc., Class A+ .......................           68,631
 111,447   Intel Corp. ........................................        2,273,519
  10,418   International Business Machines Corp. ..............        1,363,716
   5,215   Jabil Circuit, Inc. ................................           90,584
     858   JDS Uniphase Corp.+ ................................            7,079
   2,800   Juniper Networks, Inc.+ ............................           74,676
  21,600   Lam Research Corp.+ ................................          846,936
   2,200   McAfee, Inc.+ ......................................           89,254
     182   MEMC Electronic Materials, Inc.+ ...................            2,479
  25,168   Micron Technology, Inc.+ ...........................          265,774
 120,943   Microsoft Corp. ....................................        3,687,552
      30   Molex, Inc. ........................................              646
 123,701   Motorola, Inc. .....................................          959,920
      79   NetApp, Inc.+ ......................................            2,717
   1,366   Novell, Inc.+ ......................................            5,669
  63,428   Oracle Corp. .......................................        1,556,523
  16,400   Paychex, Inc. ......................................          502,496
  16,944   QUALCOMM, Inc. .....................................          783,829
   3,991   SAIC, Inc.+ ........................................           75,590
     666   Sun Microsystems, Inc.+ ............................            6,240
   2,010   Sybase, Inc.+ ......................................           87,234
  15,849   Symantec Corp.+ ....................................          283,539
      25   Synopsys, Inc.+ ....................................              557
 118,495   Taiwan Semiconductor
           Manufacturing Co., Ltd. ADR ........................        1,355,583
     883   Tech Data Corp.+ ...................................           41,201
     229   Tellabs, Inc.+ .....................................            1,301
   4,757   Teradata Corp.+ ....................................          149,512
  18,861   Texas Instruments, Inc. ............................          491,518


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Information Technology (continued)
   2,631   Total System Services, Inc. ........................   $       45,437
     574   VeriSign, Inc.+ ....................................           13,914
     634   Visa, Inc., Class A ................................           55,450
   6,941   Western Digital Corp.+ .............................          306,445
   1,313   Western Union Co. (The) ............................           24,750
  62,322   Yahoo!, Inc.+ ......................................        1,045,763
                                                                  --------------
                                                                      27,380,711
                                                                  --------------
Materials -- 2.5%
     369   Allegheny Technologies, Inc. .......................           16,520
   1,778   Ashland, Inc. ......................................           70,444
  24,500   Barrick Gold Corp. .................................          964,810
   1,155   Bemis Co., Inc. ....................................           34,246
   1,524   CF Industries Holdings, Inc. .......................          138,349
   1,255   Cliffs Natural Resources, Inc. .....................           57,843
     648   Commercial Metals Co. ..............................           10,141
   6,737   Dow Chemical Co. (The) .............................          186,143
   2,260   Eastman Chemical Co. ...............................          136,142
   3,659   Freeport-McMoRan Copper &
           Gold, Inc. .........................................          293,781
  13,365   International Paper Co. ............................          357,915
   1,664   Lubrizol Corp. .....................................          121,389
   4,991   MeadWestvaco Corp. .................................          142,892
      17   Monsanto Co. .......................................            1,390
  14,100   Newmont Mining Corp. ...............................          667,071
  36,184   Nucor Corp. ........................................        1,687,984
   1,550   Reliance Steel & Aluminum Co. ......................           66,991
     747   RPM International, Inc. ............................           15,186
   4,654   Steel Dynamics, Inc. ...............................           82,469
     301   Temple-Inland, Inc. ................................            6,354
   1,820   Terra Industries, Inc. .............................           58,586
     269   Titanium Metals Corp. ..............................            3,368
   1,091   United States Steel Corp. ..........................           60,136
                                                                  --------------
                                                                       5,180,150
                                                                  --------------
Telecommunication Services -- 1.5%
  46,433   AT&T, Inc. .........................................        1,301,517
   4,704   Qwest Communications
           International, Inc. ................................           19,804
  48,617   Sprint Nextel Corp.+ ...............................          177,938
   2,303   Telephone & Data Systems, Inc. .....................           78,118
     395   tw telecom, Inc., Class A+ .........................            6,770
  48,072   Verizon Communications, Inc. .......................        1,592,625
                                                                  --------------
                                                                       3,176,772
                                                                  --------------
Utilities -- 0.6%
  11,472   AES Corp. (The)+ ...................................          152,692
     758   Ameren Corp. .......................................           21,186
     922   Atmos Energy Corp. .................................           27,107
   2,999   Constellation Energy Group, Inc. ...................          105,475
     709   DTE Energy Co. .....................................           30,905
   1,093   Energen Corp. ......................................           51,152
     584   Entergy Corp. ......................................           47,794
  10,461   Exelon Corp. .......................................          511,229
     101   FPL Group, Inc. ....................................            5,335



 Shares                                                               Value
 ------                                                               -----
Utilities (continued)
   1,137   Integrys Energy Group, Inc. ........................   $       47,743
   3,433   MDU Resources Group, Inc. ..........................           81,019
     510   Nicor, Inc. ........................................           21,471
     284   OGE Energy Corp. ...................................           10,477
     635   Oneok, Inc. ........................................           28,302
   3,239   Questar Corp. ......................................          134,645
   1,318   UGI Corp. ..........................................           31,883
                                                                  --------------
                                                                       1,308,415
                                                                  --------------
Total Common Stock (Cost $95,936,087)                                111,714,529
                                                                  --------------
INVESTMENT IN UNDERLYING FUND -- 45.2%
12,677,810 Wilshire Large Cap Core 130/30 Fund*
          (Cost $90,035,716) ..................................       93,942,570
                                                                  --------------
                                Maturity
                                  Date                 Par
                                --------               ---
U.S.TREASURY OBLIGATIONS -- 1.0%
U.S. Treasury Bills
0.000%(b)                       04/08/10          $1,200,000           1,199,749
0.051%(a)(b)                    01/21/10             800,000             799,990
                                                                  --------------
Total U.S. Treasury Obligations
(Cost $1,999,817)                                                      1,999,739
                                                                  --------------
Total Investments -- 100.0%
(Cost $187,971,620)                                                  207,656,838
Other Assets & Liabilities, Net -- 0.0%                                   62,382
                                                                  --------------
NET ASSETS -- 100.0%                                              $  207,719,220
                                                                  ==============
FUTURES CONTRACTS - LONG POSITIONS

 Number
   of                                                               Unrealized
Contracts                                                          Appreciation
---------                                                          ------------
   33     CME E-Mini S&P 500,
          Expires March 2010 ..................................      $11,677
                                                                     =======

*   Affiliated Fund.
+   Non-income producing security.
(a) Security held at broker as collateral for open futures contracts.
(b) The rate reported is the effective yield at time of purchase.
ADR - American Depositary Receipt
Cnv - Convertible
PLC - Public Limited Company




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's investments carried at value:


INVESTMENTS
IN SECURITIES                  LEVEL 1            LEVEL 2           LEVEL 3           TOTAL
                            -------------      ------------        --------        ------------
 Common Stock ...........   $111,714,529       $         --          $ --          $111,714,529
 Investment in
    Underlying
    Fund ................     93,942,570                 --            --            93,942,570
 U.S. Treasury
    Obligations .........             --          1,999,739            --             1,999,739
                            ------------         ----------          -----         ------------
Total Investments
  in Securities .........   $205,657,099         $1,999,739          $ --          $207,656,838
                            ============         ==========          =====         ============
OTHER FINANCIAL
INSTRUMENTS                   LEVEL 1              LEVEL 2          LEVEL 3           TOTAL
                            ------------         ----------         -------        ------------
 Unrealized
    Appreciation
    on Futures
    Contracts ...........   $     11,677         $       --          $ --          $     11,677
                            ------------         ----------          -----         ------------
Total Other
  Financial
  Instruments ...........   $     11,677         $       --          $ --          $     11,677
                            ============         ==========          =====         ============

















                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                           DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
INVESTMENTS IN UNDERLYING FUNDS -- 99.9%
12,665,068 Wilshire Large Cap Core
           130/30 Fund*                                           $   93,341,552
 6,387,781 Wilshire Variable Insurance
           Trust Income Fund*                                         73,395,606
                                                                  --------------
Total Investments in Underlying Funds
(Cost $162,147,682)                                                  166,737,158
Other Assets & Liabilities, Net -- 0.1%                                  147,211
                                                                  --------------
NET ASSETS -- 100.0%                                              $  166,884,369
                                                                  ==============


* Affiliated Fund

As of December 31, 2009, all of the Fund's investments in securities were considered Level 1. Please see Note 2 in Notes to the Financial Statements for further information regarding fair value measurements.



















                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
ASSET-BACKED SECURITIES -- 2.9%
Amortizing Residential Collateral Trust
0.511%(a)                                 01/01/32     $ 30,971   $       15,492
Bayview Financial Acquisition Trust
0.906%(a)                                 02/28/44       90,591           75,026
Citigroup Mortgage Loan Trust
5.550%(e)                                 08/25/35      200,000          104,438
Conseco Finance Securitizations Corp.
8.500%(a,h)                               03/01/33      344,095           15,914
Countrywide Home Equity Loan Trust
0.403%(a)                                 05/15/36      298,882          111,688
Delta Funding Home Equity Loan Trust
7.040%                                    06/25/27        4,269            4,258
Green Tree Financial corp.
9.150%                                    01/15/18       14,690            9,868
Green Tree Home Improvement
  Loan Trust
7.600%                                    07/15/20        3,047            2,376
Green Tree Recreational Equipment &
  Consumer Trust
7.250%                                    03/15/29       23,611           12,240
Lehman XS Trust
0.491%(a)                                 02/25/46      273,233          141,965
Morgan Stanley Mortgage Loan Trust
0.381%(a)                                 03/25/36      155,518           23,419
MSCC Heloc Trust
0.421%(a)                                 07/25/17       21,430            9,997
Nelnet Student Loan Trust
1.762%(a)                                 04/25/24      200,000          208,799
SACO I, Inc.
0.361%(a)                                 06/25/36      172,749           30,450
0.401%(a)                                 03/25/36      181,991           27,112
0.511%(a)                                 09/25/35       47,518           30,512
Salomon Brothers Mortgage
  Securities VII, Inc.
0.831%(a)                                 03/25/32       14,860           14,294
Securitized Asset Backed
  Receivables LLC Trust
0.461%(a)                                 02/25/37      814,992          360,016
SG Mortgage Securities Trust
0.471%(a)                                 12/25/36      789,487          358,253
WAMU Asset-Backed Certificates
0.321%(a)                                 05/25/47      443,703          395,965
0.401%(a)                                 05/25/47    1,300,000          568,330
0.521%(a)                                 05/25/47    1,300,000          427,407
                                                                  --------------
Total Asset-Backed Securities
(Cost $6,319,046)                                                      2,947,819
                                                                  --------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 23.3%
Agency Mortgage-Backed Obligations -- 14.5%
FHLMC
5.000%                                    08/01/33      756,880          779,271
5.000%                                    09/01/33      245,222          252,476
5.000%                                    09/01/33      212,714          219,007



                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
Agency Mortgage-Backed Obligations (continued)
5.000%                                    09/01/33    $ 502,186   $      517,042
5.000%                                    10/01/33      501,955         516,805
5.555%(a)                                 01/01/38    1,000,523       1,058,997
5.628%(a)                                 05/01/37    1,057,611       1,120,386
FNMA
5.000%                                    06/01/35      627,791         646,265
5.000%                                    12/01/35    2,369,320       2,439,042
5.500%                                    09/01/35    2,249,497       2,362,909
5.500%                                    11/01/36      591,828         620,649
5.500%                                    08/01/37      681,314         715,664
5.500%                                    04/01/36    1,059,605       1,107,894
5.500%                                    02/01/22       72,505          76,830
5.500%                                    11/01/21       83,199          88,279
6.005%(a)                                 01/01/37      524,606         557,939
6.500%                                    11/01/37       87,292          93,580
7.000%                                    05/01/32       52,007          58,114
GNMA
5.500%                                    05/15/36      119,006         125,055
6.000%                                    03/15/35      815,848         866,070
6.000%                                    03/15/37      151,605         160,440
6.000%                                    05/15/33      136,917         146,094
                                                                  --------------
                                                                      14,528,808
                                                                  --------------
Non-Agency Mortgage-Backed Obligations -- 8.8%
American Home Mortgage Assets
0.461%(a)                                 05/25/46      253,069           54,856
Asset Securitization Corp.
6.879%(a)                                 02/14/43      100,000          107,000
Banc of America Commercial
  Mortgage, Inc.
5.620%                                    02/10/51       10,000            9,706
5.627%(a)                                 06/10/49       60,000           58,599
Banc of America Funding Corp.
3.823%(a)                                 09/20/35    1,483,749          656,286
Banc of America Mortgage
  Securities, Inc.
5.409%(a)                                 02/25/34       19,482           16,135
Bear Stearns Adjustable Rate
  Mortgage Trust
3.646%(a)                                 11/25/34       78,052           69,297
4.539%(a)                                 02/25/34       63,394           52,149
Citigroup Mortgage Loan Trust, Inc.
3.483%(a)                                 09/25/34       73,213           62,828
5.148%(a)                                 02/25/34       69,798           59,483
Countrywide Alternative Loan Trust
0.443%(a)                                 03/20/46       80,120           39,212
0.541%(a)                                 10/25/35      124,838           66,535
3.715%(a)                                 09/25/34      115,327           81,212
First Horizon Asset Securities, Inc.
3.676%(a)                                 02/25/35      382,510          354,942
GE Capital Commercial Mortgage Corp.
5.543%                                    12/10/49      210,000          170,342
Greenpoint Mortgage Funding Trust
0.441%(a)                                 04/25/36      604,460          328,812


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
Non-Agency Mortgage-Backed Obligations (continued)
Harborview Mortgage Loan Trust
0.383%(a)                                 01/25/47     $925,872   $      450,099
0.453%(a)                                 05/19/35      139,241           72,140
Homebanc Mortgage Trust
0.531%(a)                                 05/25/37      142,013           88,432
Impac CMB Trust
0.771%(a)                                 05/25/35      123,077           82,221
Indymac Index Mortgage Loan Trust
0.351%(a)                                 07/25/36      363,054          168,550
0.431%(a)                                 06/25/47      314,375          159,766
0.491%(a)                                 06/25/35      526,610          281,735
3.919%(a)                                 03/25/35      120,986           76,658
5.099%(a)                                 09/25/35       79,613           58,257
6.158%(a)                                 11/25/37      107,129           74,325
JP Morgan Chase Commercial
  Mortgage Securities Corp.
5.280%(a)                                 01/12/43      100,000           95,208
5.420%                                    01/15/49      100,000           84,356
LB-UBS Commercial Mortgage Trust
4.954%                                    09/15/30      500,000          484,503
Luminent Mortgage Trust
0.421%(a)                                 05/25/46      266,209          117,774
Master Adjustable Rate Mortgages Trust
0.431%(a)                                 05/25/47      874,795          413,700
1.432%(a)                                 12/25/46      293,560          113,263
3.936%(a)                                 12/25/34       19,214           11,791
4.313%(a)                                 02/25/35      312,588          214,141
Morgan Stanley Capital I
4.989%                                    08/13/42      240,000          232,314
5.692%(a)                                 04/15/49      400,000          337,054
Morgan Stanley Mortgage Loan Trust
0.551%(a)                                 01/25/35      271,309          172,467
3.205%(a)                                 07/25/35      167,243          107,350
3.929%(a)                                 08/25/34      125,389           93,153
Prime Mortgage Trust
8.000%                                    07/25/34      171,206          170,992
RBSGC Mortgage Pass-Through
  Certificates
0.681%(a)                                 01/25/37      322,972          158,871
Residential Accredit Loans, Inc.
0.321%(a)                                 10/25/46      192,493          182,218
0.591%(a)                                 01/25/37      346,021          189,503
Residential Asset Securitization Trust
4.750%                                    02/25/19      570,613          550,642
Structured Adjustable Rate
  Mortgage Loan Trust
3.022%(a)                                 11/25/34      122,424           84,519
3.991%(a)                                 01/25/35      136,690           94,952
Thornburg Mortgage Securities Trust
6.198%(a)                                 09/25/37      347,567          277,748
6.200%(a)                                 09/25/37      348,648          278,496
Washington Mutual Mortgage
  Pass-Through Certificates
0.461%(a)                                 04/25/45      130,059           95,675
4.825%(a)                                 10/25/35      277,795          263,263
5.607%(a)                                 11/25/36      300,000          205,105



                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
Non-Agency Mortgage-Backed Obligations (continued)
Washington Mutual MSC Mortgage
  Pass-Through Certificates
3.605%(a)                                 01/25/35   $   58,100     $     47,969
Wells Fargo Mortgage-Backed
  Securities Trust
5.240%(a)                                 04/25/36       76,323           66,860
                                                                  --------------
                                                                       8,843,464
                                                                  --------------
Total Collateralized Mortgage Obligations
(Cost $26,940,459)                                                    23,372,272
                                                                  --------------
CORPORATE BONDS -- 32.9%
Consumer Discretionary -- 2.8%
Boyd Gaming Corp.
6.750%                                    04/15/14       10,000            9,012
7.125%                                    02/01/16       10,000            8,700
Cengage Learning Acquisitions, Inc.
10.500%(b)                                01/15/15       40,000           38,250
Comcast Corp.
6.500%                                    01/15/15      665,000          745,035
6.500%                                    01/15/17      200,000          221,413
Cricket Communications, Inc.
7.750%                                    05/15/16       80,000           79,800
CSC Holdings LLC
8.625(b)                                  02/15/19       10,000           10,763
Daimler Finance NA LLC
6.500%                                    11/15/13       30,000           32,887
7.300%                                    01/15/12      135,000          146,764
DI Finance/DynCorp International
9.500%                                    02/15/13       10,000           10,125
DISH DBS Corp.
7.000%                                    10/01/13       20,000           20,575
7.750%                                    05/31/15       40,000           41,900
7.875%                                    09/01/19       45,000           47,194
Eastman Kodak Co.
7.250%                                    11/15/13       35,000           28,875
Inn of the Mountain Gods
  Resort & Casino
12.000%(c)(h)                             11/15/10       10,000            4,138
J.C. Penney Corp., Inc.
7.400%                                    04/01/37       10,000            9,925
McDonald's Corp. MTN
5.350%                                    03/01/18       80,000           85,920
MGM Mirage, Inc.
10.375%(b)                                05/15/14        5,000            5,425
11.125%(b)                                11/15/17       20,000           22,150
6.750%                                    09/01/12       10,000            8,925
7.625%                                    01/15/17       20,000           15,550
Mohegan Tribal Gaming Authority
8.000%                                    04/01/12        5,000            4,256
Motors Liquidation Co.
8.250%(c)                                 07/15/23       70,000           18,550
8.375%(c)                                 07/05/33       30,000            8,802
News America, Inc.
6.650%                                    11/15/37       10,000           10,563


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
Consumer Discretionary (continued)
Qwest Corp.
6.875%                                    09/15/33   $   20,000   $       17,600
Reed Elsevier Capital, Inc.
8.625%                                    01/15/19      120,000          146,012
Service Corp. International
7.500%                                    04/01/27       30,000           26,700
Station Casinos, Inc.
6.000%(c,h)                               04/01/12       20,000            3,025
7.750%(c,h)                               08/15/16       70,000           10,937
Suburban Propane Partners LP
6.875%                                    12/15/13       30,000           30,000
Time Warner Cable, Inc.
6.750%                                    06/15/39       80,000           83,784
7.300%                                    07/01/38      130,000          144,120
8.250%                                    04/01/19      250,000          297,774
8.750%                                    02/14/19       80,000           97,662
Time Warner, Inc.
6.875%                                    05/01/12      290,000          317,476
Verizon Global Funding Corp.
4.375%                                    06/01/13       35,000           36,727
                                                                  --------------
                                                                       2,847,314
                                                                  --------------
Consumer Staples -- 0.9%
CVS Caremark Corp.
6.600%                                    03/15/19      380,000          415,830
Dr. Pepper Snapple Group, Inc.
6.820%                                    05/01/18      110,000          123,400
PepsiCo, Inc.
7.900%                                    11/01/18      190,000          233,564
Reynolds American, Inc.
6.750%                                    06/15/17       90,000           93,205
                                                                  --------------
                                                                         865,999
                                                                  --------------
Energy -- 5.2%
Anadarko Petroleum Corp.
6.450%                                    09/15/36      350,000          365,529
8.700%                                    03/15/19       10,000           12,439
Apache Corp.
6.000%                                    09/15/13      180,000          199,173
Baker Hughes, Inc.
7.500%                                    11/15/18      250,000          298,421
Chesapeake Energy Corp.
6.250%                                    01/15/18       25,000           24,000
6.375%                                    06/15/15       10,000            9,800
7.250%                                    12/15/18       85,000           85,638
Complete Production Services, Inc.
8.000%                                    12/15/16       75,000           73,969
ConocoPhillips
4.750%                                    10/15/12       80,000           85,723
5.900%                                    05/15/38      210,000          215,256
Dynegy Holdings, Inc.
7.750%                                    06/01/19      115,000           99,762
El Paso Corp. MTN
7.800%                                    08/01/31      611,000          575,216
Energy Transfer Partners LP
6.700%                                    07/01/18      160,000          171,312



                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
Energy (continued)
Hess Corp.
7.300%                                    08/15/31     $277,000   $      314,779
7.875%                                    10/01/29       60,000           71,961
8.125%                                    02/15/19      160,000          192,953
Kerr-McGee Corp.
6.950%                                    07/01/24       10,000           10,830
7.875%                                    09/15/31      155,000          180,782
Kinder Morgan Energy Partners LP
5.000%                                    12/15/13       25,000           26,245
5.850%                                    09/15/12       10,000           10,762
5.950%                                    02/15/18       60,000           63,553
6.000%                                    02/01/17      150,000          157,487
6.750%                                    03/15/11       10,000           10,575
6.950%                                    01/15/38      130,000          138,549
7.125%                                    03/15/12        5,000            5,452
Occidental Petroleum Corp.
7.000%                                    11/01/13      320,000          367,675
Peabody Energy Corp.
6.875%                                    03/15/13        8,000            8,090
Pemex Project Funding Master Trust
6.625%                                    06/15/35      207,000          197,095
Pride International, Inc.
7.375%                                    07/15/14       20,000           20,650
SandRidge Energy, Inc.
9.875%(b)                                 05/15/16       80,000           84,200
Southern Natural Gas Co.
5.900%(b)                                 04/01/17       30,000           30,808
8.000%                                    03/01/32       75,000           86,248
Tennessee Gas Pipeline Co.
7.625%                                    04/01/37      150,000          168,452
Williams, Inc.
7.500%                                    01/15/31      363,000          391,580
7.750%                                    06/15/31       80,000           87,729
XTO Energy, Inc.
5.500%                                    06/15/18       48,000           51,200
6.750%                                    08/01/37       30,000           35,337
7.500%                                    04/15/12      296,000          330,050
                                                                  --------------
                                                                       5,259,280
                                                                  --------------
Financials -- 15.3%
Allstate Life Global Funding Trust MTN
5.375%                                    04/30/13      100,000          106,747
American Express Co.
6.800%(a)                                 09/01/66      115,000          102,925
American Express Credit Corp. MTN
5.125%                                    08/25/14      370,000          389,881
5.875%                                    05/02/13       70,000           75,121
American General Finance Corp. MTN
6.900%                                    12/15/17      320,000          222,193
American International Group, Inc.
5.850%                                    01/16/18       40,000           32,821
6.250%                                    03/15/37      200,000          110,000
BAC Capital Trust XIV
5.630%(a)                                 03/15/12       10,000            6,900


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
Financials (continued)
Bank of America Corp.
7.625%                                    06/01/19     $180,000   $      208,232
Bear Stearns LLC
7.250%                                    02/01/18      270,000          309,920
Boeing Capital Corp.
4.700%                                    10/27/19       70,000           68,292
Caterpillar Financial Services
  Corp. MTN
6.200%                                    09/30/13      260,000          289,730
Citibank NA
1.750%                                    12/28/12      530,000          525,337
Citigroup Funding, Inc.
1.875%                                    10/22/12      650,000          647,544
2.250%                                    12/10/12      940,000          947,379
Citigroup, Inc.
4.125%                                    02/22/10      400,000          401,455
5.000%                                    09/15/14      315,000          303,667
5.500%                                    10/15/14       60,000           60,752
6.010%                                    01/15/15      210,000          214,431
6.500%                                    08/19/13       60,000           63,963
6.875%                                    03/05/38      320,000          319,366
Countrywide Financial Corp.
6.250%                                    05/15/16       50,000           50,858
FIA Card Services
7.125%                                    11/15/12      510,000          555,166
Ford Motor Credit Co. LLC
5.504%(a)                                 06/15/11      103,000          101,970
7.375%                                    02/01/11       60,000           61,223
8.000%                                    12/15/16      420,000          420,558
12.000%                                   05/15/15      340,000          394,274
Forest City Enterprises, Inc.
6.500%                                    02/01/17        8,000            6,080
General Electric Capital Corp.
5.625%                                    05/01/18      260,000          266,873
6.375%(a)                                 11/15/67      420,000          364,350
6.875%                                    01/10/39      470,000          485,362
GMAC, Inc.
1.750%                                    10/30/12      510,000          506,680
6.875%(b)                                 09/15/11      354,000          348,690
7.250%(b)                                 03/02/11      104,000          102,960
7.500%(b)                                 12/31/13       69,000           66,585
7.750%(b)                                 01/19/10      384,000          384,000
Goldman Sachs Capital II
5.793%(a)                                 12/29/49       20,000           15,500
Goldman Sachs Group, Inc.
6.600%                                    01/15/12      290,000          315,270
HSBC Finance Corp. MTN
4.625%                                    09/15/10      400,000          409,929
6.375%                                    11/27/12       40,000           43,561
International Lease Finance Corp. MTN
5.625%                                    09/15/10      160,000          158,270
JPMorgan Chase & Co.
5.125%                                    09/15/14      595,000          627,584
5.150%                                    10/01/15      200,000          207,109
5.750%                                    01/02/13      195,000          207,965



                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
Financials (continued)
Lehman Brothers Holdings
  Capital Trust VII MTN
5.857%(c)                                 11/29/49     $200,000   $           60
Lehman Brothers Holdings, Inc. MTN
6.200%(c)                                 09/26/14       80,000           15,600
6.500%(c)                                 07/19/17      160,000               48
6.750%(c)                                 12/28/17      340,000              102
Merrill Lynch & Co., Inc. MTN
6.875%                                    04/25/18       70,000           75,541
MetLife, Inc.
6.400%                                    12/15/36       40,000           35,000
Morgan Stanley MTN
0.734%(a)                                 10/18/16       40,000           37,052
5.625%                                    01/09/12      300,000          316,597
5.750%                                    08/31/12       70,000           75,080
6.625%                                    04/01/18      100,000          108,117
SLM Corp. MTN
5.000%                                    04/15/15       10,000            8,711
5.000%                                    10/01/13      355,000          326,579
5.050%                                    11/14/14       50,000           45,099
5.375%                                    05/15/14      345,000          318,218
5.625%                                    08/01/33       35,000           26,389
SunTrust Capital VIII
6.100%(a)                                 12/15/36       50,000           34,826
SunTrust Preferred Capital I
5.853%(a)                                 12/15/11       11,000            7,370
Travelers Cos., Inc. (The)
6.250%(a)                                 03/15/37      270,000          245,968
Unilever Capital Corp.
7.125%                                    11/01/10       55,000           57,975
US Central Federal Credit Union
1.900%                                    10/19/12      660,000          659,484
Ventas Realty LP
9.000%                                    05/01/12       10,000           10,450
Wachovia Capital Trust III
5.800%(a)                                 03/15/11      370,000          283,050
Wachovia Corp.
5.625%                                    10/15/16      690,000          705,520
Wells Fargo & Co.
5.000%                                    11/15/14        5,000            5,136
5.300%                                    08/26/11       90,000           95,317
Wells Fargo Capital X
5.950%                                    12/15/36      100,000           87,000
Western Corporate Federal
  Credit Union
1.750%                                    11/02/12      280,000          278,743
                                                                  --------------
                                                                      15,366,505
                                                                  --------------
Health Care -- 1.3%
Community Health Systems, Inc.
8.875%                                    07/15/15       70,000           72,450
DaVita, Inc.
6.625%                                    03/15/13       85,000           85,213
GlaxoSmithKline Capital, Inc.
5.650%                                    05/15/18      380,000          409,865


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
Health Care (continued)
HCA, Inc.
6.250%                                    02/15/13  $    14,000   $       13,615
6.300%                                    10/01/12       59,000           59,000
7.500%                                    11/15/95       20,000           15,802
7.690%                                    06/15/25       30,000           27,471
9.125%                                    11/15/14       10,000           10,550
9.250%                                    11/15/16       60,000           64,575
HCA, Inc. PIK
9.625%                                    11/15/16       21,037           22,773
Humana, Inc.
7.200%                                    06/15/18       60,000           61,364
Tenet Healthcare Corp.
9.000%(b)                                 05/01/15       60,000           64,800
9.250%                                    02/01/15       71,000           75,615
10.000%(b)                                05/01/18       60,000           67,200
UnitedHealth Group, Inc.
6.000%                                    02/15/18       40,000           41,318
WellPoint, Inc.
5.875%                                    06/15/17       20,000           20,605
Wyeth
5.950%                                    04/01/37      200,000          208,556
                                                                  --------------
                                                                       1,320,772
                                                                  --------------
Industrials -- 1.1%
Boeing Co.
4.875%                                    02/15/20       40,000           40,109
6.000%                                    03/15/19      100,000          108,516
Delta Air Lines, Inc.
6.821%                                    08/10/22      350,140          334,384
7.570%                                    11/18/10      200,000          202,750
RailAmerica, Inc.
9.250%                                    07/01/17      108,000          114,885
United Parcel Service, Inc.
4.500%                                    01/15/13      330,000          350,855
                                                                  --------------
                                                                       1,151,499
                                                                  --------------
Information Technology -- 0.0%
Freescale Semiconductor, Inc.
8.875%                                    12/15/14        5,000            4,587
                                                                  --------------
Materials -- 0.7%
Alcoa, Inc.
6.000%                                    07/15/13      210,000          221,221
Freeport-McMoRan Copper & Gold, Inc.
8.375%                                    04/01/17      345,000          377,775
PPG Industries, Inc.
5.750%                                    03/15/13       30,000           32,031
6.650%                                    03/15/18       30,000           32,656
Steel Dynamics, Inc.
6.750%                                    04/01/15       60,000           59,475
7.375%                                    11/01/12        5,000            5,150
Westlake Chemical Corp.
6.625%                                    01/15/16        8,000           7,650
                                                                  --------------
                                                                         735,958
                                                                  --------------


                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
Telecommunication Services -- 1.7%
AT&T, Inc.
5.100%                                    09/15/14   $   80,000   $       86,053
6.550%                                    02/15/39      110,000          115,903
Bellsouth Capital Funding Corp.
7.875%                                    02/15/30      160,000          182,691
BellSouth Corp.
4.750%                                    11/15/12       10,000           10,678
Intelsat Corp.
9.250%                                    08/15/14       90,000           92,475
Intelsat Jackson Holdings, Ltd.
9.500%                                    06/15/16       15,000           16,050
Level 3 Financing, Inc.
9.250%                                    11/01/14       25,000           23,625
New Cingular Wireless Services, Inc.
8.125%                                    05/01/12       85,000           96,044
Qwest Communications
  International, Inc.
7.500%                                    02/15/14       28,000           28,105
Sprint Capital Corp.
6.900%                                    05/01/19      230,000          211,600
8.375%                                    03/15/12       40,000           41,600
8.750%                                    03/15/32       25,000           23,563
Verizon Communications, Inc.
5.500%                                    02/15/18      210,000          219,150
6.100%                                    04/15/18      165,000          179,340
8.950%                                    03/01/39      180,000          244,314
Windstream Corp.
8.625%                                    08/01/16       85,000           86,487
                                                                  --------------
                                                                       1,657,678
                                                                  --------------
Utilities -- 3.9%
AES Corp. (The)
7.750%                                    03/01/14        3,000            3,045
7.750%                                    10/15/15       70,000           71,050
8.000%                                    10/15/17      290,000          299,062
8.000%                                    06/01/20      240,000          244,200
8.875%                                    02/15/11       19,000           19,808
9.375%                                    09/15/10       63,000           65,048
Dominion Resources, Inc.
4.750%                                    12/15/10       30,000           30,880
5.700%                                    09/17/12      260,000          280,959
Duke Energy Carolinas LLC
5.625%                                    11/30/12      380,000          414,849
Edison Mission Energy
7.000%                                    05/15/17       30,000           23,700
7.200%                                    05/15/19       80,000           60,600
7.625%                                    05/15/27       40,000           27,100
7.750%                                    06/15/16       30,000           25,500
Energy Future Holdings Corp.
6.500%                                    11/15/24       70,000           32,880
6.550%                                    11/15/34      170,000           78,816
Energy Future Holdings Corp. PIK
11.250%                                   11/01/17    1,595,512        1,128,825
Exelon Corp.
5.625%                                    06/15/35      210,000          189,899


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
Utilities (continued)
FirstEnergy Corp.
6.450%                                    11/15/11  $     7,000   $        7,506
7.375%                                    11/15/31      360,000          390,205
NRG Energy, Inc.
7.250%                                    02/01/14       55,000           55,687
7.375%                                    01/15/17       20,000           20,050
7.375%                                    02/01/16       35,000           35,044
Pacific Gas & Electric Co.
5.800%                                    03/01/37       10,000           10,135
6.050%                                    03/01/34      220,000          229,687
8.250%                                    10/15/18       20,000           24,421
Tennessee Valley Authority
5.250%                                    09/15/39      100,000           99,085
                                                                  --------------
                                                                       3,868,041
                                                                  --------------
Total Corporate Bonds
(Cost $33,530,864)                                                    33,077,633
                                                                  --------------
FOREIGN BONDS (f) -- 7.4%

Australia -- 0.3%
Rio Tinto Finance USA, Ltd.
6.500%                                    07/15/18      250,000          274,620
                                                                  --------------
Canada -- 0.9%
Anadarko Finance Co.
6.750%                                    05/01/11      200,000          211,346
Conoco Funding Co.
7.250%                                    10/15/31       35,000           40,557
6.350%                                    10/15/11       70,000           76,157
Hydro Quebec
6.300%                                    05/11/11       60,000           64,087
OPTI Canada, Inc.
8.250%                                    12/15/14       45,000           37,069
7.875%                                    12/15/14       70,000           57,400
Province of Ontario Canada
4.000%                                    10/07/19      380,000          363,866
Rogers Communications, Inc.
6.750%                                    03/15/15       10,000           11,306
6.375%                                    03/01/14       10,000           11,072
Sun Media Corp.
7.625%                                    02/15/13       10,000            9,113
Teck Resources, Ltd.
10.750%                                   05/15/19       15,000           17,925
10.250%                                   05/15/16       10,000           11,650
9.750%                                    05/15/14       10,000           11,537
                                                                  --------------
                                                                         923,085
                                                                  --------------
Cayman Islands -- 0.7%
MUFG Capital Finance 1, Ltd.
6.346%(a)                                 07/25/49      100,000           91,015
Petrobras International Finance Co.
5.750%                                    01/20/20       10,000           10,173
6.125%                                    10/06/16       90,000           96,525
Systems 2001 AT LLC
6.664%(b)                                 09/15/13      271,482          277,732



                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
Cayman Islands (continued)
Vale Overseas, Ltd.
6.875%                                    11/21/36     $185,000   $      184,845
                                                                  --------------
                                                                         660,290
                                                                  --------------
France -- 0.1%
Cie Generale de Geophysique-Veritas
7.750%                                    05/15/17       70,000           69,475
7.500%                                    05/15/15       25,000           24,813
                                                                  --------------
                                                                          94,288
                                                                  --------------
Germany -- 0.6%
KFW
2.750%                                    10/21/14      610,000          603,145
                                                                  --------------
Japan -- 0.2%
Aiful Corp.
6.000%(b)                                 12/12/11      200,000          142,000
                                                                  --------------
Luxembourg -- 1.1%
FMC Finance III SA
6.875%                                    07/15/17      145,000          143,912
Telecom Italia Capital SA
6.999%                                    06/04/18       30,000           33,009
5.250%                                    10/01/15      210,000          219,565
5.250%                                    11/15/13       35,000           36,813
4.950%                                    09/30/14       40,000           41,459
Tyco International Finance SA
6.750%                                    02/15/11       80,000           83,964
6.375%                                    10/15/11      100,000          107,230
6.000%                                    11/15/13      220,000          240,984
Tyco International, Ltd.
7.000%                                    12/15/19      288,000          325,375
6.875%                                    01/15/21       50,000           56,097
                                                                  --------------
                                                                       1,288,408
                                                                  --------------
Marshall Islands -- 0.0%
Teekay Corp.
8.875%                                    07/15/11       19,000           19,688
                                                                  --------------
Mexico -- 0.4%
America Movil SAB de CV
5.625%                                    11/15/17       80,000           82,827
Kansas City Southern de
  Mexico SA de CV
12.500%                                   04/01/16       55,000           63,250
9.375%                                    05/01/12       20,000           20,750
Mexico Government International
  Bond MTN
6.750%                                    09/27/34      152,000          160,360
                                                                  --------------
                                                                         327,187
                                                                  --------------
Netherlands -- 0.4%
Deutsche Telekom International
  Finance BV
5.750%                                    03/23/16      195,000          207,061
Koninklijke KPN NV
8.000%                                    10/01/10      230,000          241,500
                                                                  --------------
                                                                         448,561
                                                                  --------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
Russia -- 0.9%
Russia Federation
7.500%(e)                                 03/31/30    $ 794,300   $      896,566
                                                                  --------------
United Kingdom -- 1.8%
Barclays Bank PLC
5.200%                                    07/10/14      200,000          212,002
5.000%                                    09/22/16      200,000          204,362
BP Capital Markets PLC
5.250%                                    11/07/13      270,000          294,092
3.875%                                    03/10/15       90,000           92,467
British Telecommunications PLC
9.125%(e)                                 12/15/10      140,000          149,985
Diageo Capital PLC
7.375%                                    01/15/14      390,000          451,157
Royal Bank of Scotland Group
  PLC MTN
7.640%(a)                                 09/29/17      100,000           54,000
6.400%                                    10/21/19      180,000          179,422
5.050%                                    01/08/15       60,000           52,048
5.000%                                    10/01/14       30,000           26,513
5.000%                                    11/12/13       60,000           53,885
                                                                  --------------
                                                                       1,769,933
                                                                  --------------
Total Foreign Bonds (Cost $7,206,945)                                  7,447,771
                                                                  --------------
MUNICIPAL BOND -- 0.1%
State of California, Build America
  Bonds, GO (Cost $100,806)
7.300%                                    10/01/39      100,000           94,186
                                                                  --------------
 Shares
 ------
PREFERRED STOCK -- 0.2%
  14,850  Federal Home Loan
          Mortgage Corp., Series Z                                        15,593
  10,775  Federal National Mortgage
          Association, Series S                                           11,852
     500  Federal National Mortgage
          Association, Series O                                              675
     164  GMAC, Inc. Preferred
          Blocker, Inc., Cnv(b)                                          108,096
   6,250  Motors Liquidation Co.,
          Ser B Cnv(i)                                                    35,625
   2,000  Motors Liquidation Co.,
          Ser C Cnv(i)                                                    11,300
                                                                  --------------
Total Preferred Stock
(Cost $878,185)                                                          183,141
                                                                  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 9.6%
FHLB
0.750%(a)                                 06/23/10    1,890,000        1,883,240
0.751%(a)                                 09/16/14      480,000          481,914
5.000%                                    11/17/17      250,000          270,430


                                          Maturity
                                            Date         Par          Value
                                          --------       ---          -----
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)

FHLMC
9.192%(d)                                 03/15/21   $1,170,000   $     358,468
FNMA
0.064%(d)                                 02/16/10    4,000,000        3,999,856
2.050%                                    10/19/12      450,000          449,062
5.000%                                    03/15/16      490,000          532,615
5.125%                                    01/02/14      500,000          530,815
5.250%                                    08/01/12      280,000          298,797
6.250%                                    02/01/11      330,000          346,688
7.569%                                    10/09/19      920,000          499,560
                                                                  --------------
Total U.S. Government & Agency Obligations
(Cost $9,703,331)                                                      9,651,445
                                                                  --------------
U. S.TREASURY OBLIGATIONS -- 21.8%
U. S. Treasury Bill
0.121%                                    04/29/10    5,000,000        4,998,610
U.S. Treasury Bonds
4.500%                                    08/15/39    1,390,000        1,358,508
4.375%                                    11/15/39      270,000          258,441
4.250%                                    05/15/39    1,700,000        1,594,812
3.500%                                    02/15/39      469,000          384,140
U. S. Treasury Inflationary Protection
  Securities(g)
3.875%                                    04/15/29      330,000          558,406
3.625%                                    04/15/28       80,000          132,162
2.500%                                    01/15/29      655,000          707,372
2.375%                                    01/15/27      495,000          558,395
1.750%                                    01/15/28      800,000          791,588
U.S. Treasury Notes
3.625%                                    08/15/19      940,000          924,138
3.375%                                    11/15/19    6,630,000        6,377,264
3.250%                                    12/31/16    2,930,000        2,905,277
2.625%                                    12/31/14      410,000          408,815
                                                                  --------------
Total U.S. Treasury Obligations
(Cost $22,385,100)                                                    21,957,928
                                                                  --------------
 Shares
--------
ESCROW SECURITY -- 0.0%
  10,000 CB Premiere Escrow Security+(h)
         (Cost $--)                                                           --
                                                                  --------------
Total Investments -- 98.2%
(Cost $107,064,736)                                                   98,732,195
Other Assets & Liabilities, Net -- 1.8%                                1,842,763
                                                                  --------------
NET ASSETS -- 100.0%                                              $  100,574,958
                                                                  ==============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                             DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


COMMITMENTS
                     INTEREST         MATURITY
DESCRIPTION            RATE             DATE            PAR           VALUE
-----------          -------          --------       --------     --------------
TBA PURCHASE COMMITMENTS AS DECEMBER 31, 2009 -- 13.6%
(COST PAYABLE $13,841,035)
FHLMC                5.000%           1/14/14       $ 500,000         $ 512,656
FNMA                 4.500%           1/20/14         800,000           822,751
FNMA                 5.000%           1/20/14       1,800,000         1,881,000
FNMA                 5.000%           1/14/14       7,900,000         8,106,143
GNMA                 4.000%           1/22/14         800,000           773,000
GNMA                 5.000%           1/22/14       1,500,000         1,542,421
                                                                     ----------
                                                                     13,637,971
                                                                     -----------

TBA SALE COMMITMENTS AS DECEMBER 31, 2009 -- 3.3%
(PROCEEDS RECEIVABLE $3,335,500)

FNMA               5.000%            1/14/14      (3,200,000)        (3,283,501)
                                                                    -----------
Total TBA Commitments                                               $10,354,470
                                                                    ===========

At December 31, 2009, the Fund had the following open forward foreign currency contracts:

                                                      CURRENT       UNREALIZED
                          LOCAL      EXPIRATION        VALUE       APPRECIATION
FOREIGN CURRENCY        CURRENCY        DATE        U.S. DOLLAR   (DEPRECIATION)
----------------        --------     ----------     -----------   --------------
Long Contracts:
Euro Currency          1,357,675      2/17/10       $1,976,680       $(33,819)
Short Contracts:
Euro Currency          1,357,675      2/17/10        2,030,674         87,814
                                                                     --------
                                                                     $ 53,995
                                                                     ========

+   Non-income producing security.

(a) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2009.
(b) Security sold within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(c) Security is in default on interest payments.
(d) Zero Coupon Bond. The rate shown is the effective yield at time of purchase.
(e) Step Bond - The rate shown is the effective yield as of December 31, 2009. The coupon on a step bond changes on a specified date.
(f) Foreign security denominated in U. S. currency.
(g) Inflation protected security. Principal amount periodically adjusted for inflation.
(h) Security considered illiquid. The total value of such securities as of December 31, 2009 was $34,014 and represented 0.03% of Net Assets.
(i) When issued.



Cnv - Convertible
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
LLC - Limited Liability Company
LP - Limited Partnership
MTN - Medium Term Note NA - National Association
PIK - Payment-in-Kind
Ser - Series
TBA - To Be Announced
Amounts designated as "--" are $0 or have been rounded to $0.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's investments carried at value:

INVESTMENTS
IN SECURITIES             LEVEL 1      LEVEL 2      LEVEL 3        TOTAL
                          -------   ------------    -------     -----------
 Asset-Backed
    Securities .........  $    --    $ 2,947,819    $   --      $ 2,947,819
 Collateralized
    Mortgage
    Obligations ........       --     23,372,272        --       23,372,272
 Corporate Bonds .......       --     33,077,633        --       33,077,633
 Foreign Bonds .........       --      7,447,771        --        7,447,771
 Municipal Bond ........       --         94,186        --           94,186
 Preferred Stock .......   75,045        108,096        --          183,141
 U.S. Government
    & Agency
    Obligations ........       --      9,651,445        --        9,651,445
 U.S. Treasury
    Obligations ........       --     21,957,928        --       21,957,928
 Escrow Security .......       --             --        -- ++            --
                          -------    -----------    ------      -----------
Total Investments
  in Securities ........  $75,045    $98,657,150    $   --      $98,732,195
                          =======    ===========    ======      ===========

OTHER FINANCIAL
INSTRUMENTS               LEVEL 1      LEVEL 2      LEVEL 3        TOTAL
                          -------   ------------    -------     -----------
 Commitments ...........  $    --    $10,354,470    $   --      $10,354,470
 Unrealized
    Appreciation
    on Forward
    Foreign Currency
    Contracts ..........       --         53,995        --           53,995
                          -------    -----------    ------      -----------
Total Other Financial
  Instruments ..........  $    --    $10,408,465    $   --      $10,408,465
                          =======    ===========    ======      ===========

++ This security was categorized as Level 3 and had a market value of $0 as of December 31, 2009.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
COMMON STOCK -- 99.1%++
Consumer Discretionary -- 15.1%
     152   1-800-Flowers.com, Inc., Class A+ ..................   $          403
   1,404   99 Cents Only Stores+ ..............................           18,350
      80   AFC Enterprises, Inc.+ .............................              653
     640   Ambassadors Group, Inc. ............................            8,506
   1,084   American Apparel, Inc.+ ............................            3,360
     618   American Public Education, Inc.+ ...................           21,235
     201   America's Car-Mart, Inc.+ ..........................            5,292
     702   Amerigon, Inc.+ ....................................            5,574
     872   Ameristar Casinos, Inc. ............................           13,281
     902   Arbitron, Inc. .....................................           21,125
     251   ArvinMeritor, Inc. .................................            2,806
   1,807   Bally Technologies, Inc.+ ..........................           74,611
     789   Bebe Stores, Inc. ..................................            4,947
     188   Benihana, Inc., Class A+ ...........................              713
     732   Big 5 Sporting Goods Corp. .........................           12,576
     667   BJ's Restaurants, Inc.+ ............................           12,553
     431   Blue Nile, Inc.+ ...................................           27,295
      16   Blyth, Inc. ........................................              539
      25   Books-A-Million, Inc., Class A .....................              168
     472   Bridgepoint Education, Inc.+ .......................            7,089
     798   Buckle, Inc. (The) .................................           23,365
     613   Buffalo Wild Wings, Inc.+ ..........................           24,686
     658   California Pizza Kitchen, Inc.+ ....................            8,850
   4,935   Capella Education Co.+ .............................          371,606
     232   Caribou Coffee Co., Inc.+ ..........................            1,791
     304   Carmike Cinemas, Inc.+ .............................            2,298
     358   Carrols Restaurant Group, Inc.+ ....................            2,531
   1,471   Carter's, Inc.+ ....................................           38,614
     942   Cato Corp. (The), Class A ..........................           18,896
     784   CEC Entertainment, Inc.+ ...........................           25,025
     238   Charming Shoppes, Inc.+ ............................            1,540
   1,988   Cheesecake Factory, Inc. (The)+ ....................           42,921
     259   Cherokee, Inc. .....................................            4,615
     725   Children's Place Retail
           Stores, Inc. (The)+ ................................           23,932
     146   China Automotive Systems, Inc.+ ....................            2,732
     999   ChinaCast Education Corp.+ .........................            7,552
     146   Christopher & Banks Corp. ..........................            1,113
     993   Cinemark Holdings, Inc. ............................           14,269
     500   Citi Trends, Inc.+ .................................           13,810
   1,661   CKE Restaurants, Inc. ..............................           14,052
   1,977   CKX, Inc.+ .........................................           10,419
   1,028   Coinstar, Inc.+ ....................................           28,558
   1,541   Coldwater Creek, Inc.+ .............................            6,873
     951   Collective Brands, Inc.+ ...........................           21,654
   1,949   Cooper Tire & Rubber Co. ...........................           39,077
      91   Core-Mark Holding Co., Inc.+ .......................            2,999
   2,646   Corinthian Colleges, Inc.+ .........................           36,435
     171   CPI Corp. ..........................................            2,100
     567   Cracker Barrel Old Country Store, Inc. .............           21,540
   1,001   CROCS, Inc.+ .......................................            5,756
     129   Crown Media Holdings, Inc., Class A+ ...............              187
     434   Deckers Outdoor Corp.+ .............................           44,146



 Shares                                                               Value
 ------                                                               -----
Consumer Discretionary (continued)
   3,246   Denny's Corp.+ .....................................   $        7,109
     161   Destination Maternity Corp.+ .......................            3,059
     599   DineEquity, Inc.+ ..................................           14,550
   1,020   Dolan Media Co.+ ...................................           10,414
     117   Domino's Pizza, Inc.+ ..............................              980
      62   Dorman Products, Inc.+ .............................              971
     456   Dover Downs Gaming &
           Entertainment, Inc. ................................            1,724
     429   Dress Barn, Inc.+ ..................................            9,910
     378   Drew Industries, Inc.+ .............................            7,806
   2,930   Drugstore.com, Inc.+ ...............................            9,054
      24   DSW, Inc., Class A+ ................................              621
     150   Einstein Noah Restaurant Group, Inc.+ ..............            1,474
     496   FGX International Holdings, Ltd.+ ..................            9,717
     785   Finish Line, Inc. (The), Class A ...................            9,852
   1,554   Fossil, Inc.+ ......................................           52,152
     409   Fred's, Inc., Class A ..............................            4,172
      12   Frisch's Restaurants, Inc. .........................              286
   2,879   Fuel Systems Solutions, Inc.+ ......................          118,730
     405   Fuqi International, Inc.+ ..........................            7,270
     155   G-III Apparel Group, Ltd.+ .........................            3,359
      70   Global Sources, Ltd.+ ..............................              438
  11,765   Grand Canyon Education, Inc.+ ......................          223,653
      75   Great Wolf Resorts, Inc.+ ..........................              178
   8,889   Gymboree Corp.+ ....................................          386,583
      34   Hawk Corp., Class A+ ...............................              599
     373   hhgregg, Inc.+ .....................................            8,217
  10,428   Hibbett Sports, Inc.+ ..............................          229,312
   4,073   Home Inns & Hotels
           Management, Inc. ADR+ ..............................          143,981
     899   HOT Topic, Inc.+ ...................................            5,718
     953   Hovnanian Enterprises, Inc., Class A+ ..............            3,660
   1,352   HSN, Inc.+ .........................................           27,297
   1,266   Interval Leisure Group, Inc.+ ......................           15,787
     661   iRobot Corp.+ ......................................           11,634
     528   Isle of Capri Casinos, Inc.+ .......................            3,949
   8,114   J. Crew Group, Inc.+ ...............................          363,020
   1,887   Jack in the Box, Inc.+ .............................           37,117
     336   Jo-Ann Stores, Inc.+ ...............................           12,177
     623   JOS A Bank Clothiers, Inc.+ ........................           26,284
     804   K12, Inc.+ .........................................           16,297
     422   Kirkland's, Inc.+ ..................................            7,330
     354   Knology, Inc.+ .....................................            3,876
   1,965   Krispy Kreme Doughnuts, Inc.+ ......................            5,797
     502   K-Swiss, Inc., Class A .............................            4,990
     197   Lakes Entertainment, Inc.+ .........................              494
     243   Leapfrog Enterprises, Inc., Class A+ ...............              950
     269   Learning Tree International, Inc.+ .................            3,212
     119   Life Time Fitness, Inc.+ ...........................            2,967
     330   Lincoln Educational Services Corp.+ ................            7,151
   2,221   Liz Claiborne, Inc.+ ...............................           12,504
     444   LodgeNet Interactive Corp.+ ........................            2,455
   1,343   Lululemon Athletica, Inc.+ .........................           40,424
   5,630   Lumber Liquidators Holdings, Inc.+ .................          150,884


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Consumer Discretionary (continued)
      73   M/I Homes, Inc.+ ...................................   $          758
      69   Mac-Gray Corp.+ ....................................              711
     642   Maidenform Brands, Inc.+ ...........................           10,715
      59   Marcus Corp. .......................................              756
     773   Martha Stewart Living
           Omnimedia, Class A+ ................................            3,819
   1,005   Matthews International
           Corp., Class A .....................................           35,607
      50   McCormick & Schmick's Seafood
           Restaurants, Inc.+ .................................              348
     442   Mediacom Communications
           Corp., Class A+ ....................................            1,976
      92   Men's Wearhouse, Inc. (The) ........................            1,937
     477   Midas, Inc.+ .......................................            4,031
     225   Monarch Casino & Resort, Inc.+ .....................            1,823
     568   Monro Muffler Brake, Inc. ..........................           18,994
     471   Morgans Hotel Group Co.+ ...........................            2,134
     215   Multimedia Games, Inc.+ ............................            1,292
      90   National CineMedia, Inc. ...........................            1,491
     164   National Presto Industries, Inc. ...................           17,914
     253   NIVS IntelliMedia Technology
           Group, Inc.+ .......................................              653
     125   Nobel Learning Communities, Inc.+ ..................              949
   1,045   NutriSystem, Inc. ..................................           32,573
   1,852   OfficeMax, Inc.+ ...................................           23,502
     519   Orbitz Worldwide, Inc.+ ............................            3,809
      58   Outdoor Channel Holdings, Inc.+ ....................              336
     534   Overstock.com, Inc.+ ...............................            7,241
     293   Oxford Industries, Inc. ............................            6,059
     604   Papa John's International, Inc.+ ...................           14,109
     388   Peet's Coffee & Tea, Inc.+ .........................           12,932
     795   PetMed Express, Inc. ...............................           14,016
     808   PF Chang's China Bistro, Inc.+ .....................           30,631
   1,092   Pinnacle Entertainment, Inc.+ ......................            9,806
     703   Playboy Enterprises, Inc., Class B+ ................            2,250
   5,802   Polaris Industries, Inc. ...........................          253,141
     888   Pool Corp. .........................................           16,943
     251   Pre-Paid Legal Services, Inc.+ .....................           10,311
      25   Primedia, Inc. .....................................               90
     470   Princeton Review, Inc.+ ............................            1,908
   1,521   Raser Technologies, Inc.+ ..........................            1,886
   1,216   RCN Corp.+ .........................................           13,194
     115   Reading International, Inc., Class A+ ..............              466
     126   Red Robin Gourmet Burgers, Inc.+ ...................            2,255
     322   Rentrak Corp.+ .....................................            5,690
      81   Rue21, Inc.+ .......................................            2,275
     533   Ruth's Hospitality Group, Inc.+ ....................            1,114
     764   Sally Beauty Holdings, Inc.+ .......................            5,845
     225   Sealy Corp.+ .......................................              711
   1,801   Shuffle Master, Inc.+ ..............................           14,840
     100   Shutterfly, Inc.+ ..................................            1,781
   1,786   Smith & Wesson Holding Corp.+ ......................            7,305
     205   Sonic Automotive, Inc., Class A ....................            2,130
   1,891   Sonic Corp.+ .......................................           19,042
   2,033   Sotheby's ..........................................           45,702



 Shares                                                               Value
 ------                                                               -----
Consumer Discretionary (continued)
      88   Sport Supply Group, Inc. ...........................   $        1,108
     372   Stamps.com, Inc.+ ..................................            3,348
     285   Standard Motor Products, Inc. ......................            2,428
     815   Stein Mart, Inc.+ ..................................            8,688
     245   Steiner Leisure, Ltd.+ .............................            9,741
     533   Steven Madden, Ltd.+ ...............................           21,981
     606   Sturm Ruger & Co., Inc. ............................            5,878
     106   Systemax, Inc. .....................................            1,665
     497   Talbots, Inc. ......................................            4,428
  13,675   Tempur-Pedic International, Inc.+ ..................          323,140
   1,702   Texas Roadhouse, Inc., Class A+ ....................           19,113
  14,984   Ticketmaster Entertainment, Inc.+ ..................          183,105
     952   Timberland Co. (The), Class A+ .....................           17,069
     415   Town Sports International
           Holdings, Inc.+ ....................................              967
   1,197   Tractor Supply Co.+ ................................           63,393
     863   True Religion Apparel, Inc.+ .......................           15,957
   2,080   Tupperware Brands Corp. ............................           96,866
     941   Ulta Salon Cosmetics &
           Fragrance, Inc.+ ...................................           17,089
   1,128   Under Armour, Inc., Class A+ .......................           30,761
      91   Unifirst Corp. .....................................            4,378
     346   Universal Electronics, Inc.+ .......................            8,034
     672   Universal Technical Institute, Inc.+ ...............           13,574
     305   Universal Travel Group+ ............................            3,093
      37   US Auto Parts Network, Inc.+ .......................              192
   1,315   Valassis Communications, Inc.+ .....................           24,012
      46   Value Line, Inc. ...................................            1,155
     131   Vitacost.com, Inc.+ ................................            1,365
   6,264   Vitamin Shoppe, Inc.+ ..............................          139,311
     642   Volcom, Inc.+ ......................................           10,747
   8,672   Warnaco Group, Inc. (The)+ .........................          365,872
   3,275   Wet Seal, Inc. (The), Class A+ .....................           11,299
     238   Weyco Group, Inc. ..................................            5,626
     126   Winnebago Industries+ ..............................            1,537
   1,640   Wolverine World Wide, Inc. .........................           44,641
     500   Wonder Auto Technology, Inc.+ ......................            5,880
     576   World Wrestling
           Entertainment, Inc., Class A .......................            8,830
     995   Youbet.com, Inc.+ ..................................            2,856
     644   Zumiez, Inc.+ ......................................            8,192
                                                                  --------------
                                                                       5,294,283
                                                                  --------------
Consumer Staples -- 3.2%
     914   AgFeed Industries, Inc.+ ...........................            4,570
     109   Alico, Inc. ........................................            3,102
   2,031   Alliance One International, Inc.+ ..................            9,911
     272   American Dairy, Inc.+ ..............................            5,897
     508   American Italian Pasta Co., Class A+ ...............           17,673
     735   American Oriental
           Bioengineering, Inc.+ ..............................            3,418
      41   Arden Group, Inc., Class A .........................            3,920
     175   B&G Foods, Inc., Class A ...........................            1,606
   2,253   Bare Escentuals, Inc.+ .............................           27,554
     300   Boston Beer Co., Inc., Class A+ ....................           13,980


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Consumer Staples (continued)
     355   Calavo Growers, Inc. ...............................   $        6,035
     461   Cal-Maine Foods, Inc. ..............................           15,711
   1,057   Casey's General Stores, Inc. .......................           33,740
     606   Chattem, Inc.+ .....................................           56,540
     355   China Sky One Medical, Inc.+ .......................            8,076
     248   China-Biotics, Inc.+ ...............................            3,837
     144   Coca-Cola Bottling Co. Consolidated ................            7,779
   2,774   Darling International, Inc.+ .......................           23,246
     439   Diamond Foods, Inc. ................................           15,602
     103   Diedrich Coffee, Inc.+ .............................            3,590
     619   Dole Food Co., Inc.+ ...............................            7,682
      97   Farmer Bros Co. ....................................            1,915
     515   Female Health Co. (The)+ ...........................            2,436
   6,130   Green Mountain Coffee
           Roasters, Inc.+ ....................................          499,411
     370   Hain Celestial Group, Inc. (The)+ ..................            6,294
     279   HQ Sustainable Maritime
           Industries, Inc.+ ..................................            1,964
      91   Inter Parfums, Inc. ................................            1,107
     483   J&J Snack Foods Corp. ..............................           19,301
     654   Lancaster Colony Corp. .............................           32,504
     946   Lance, Inc. ........................................           24,880
     165   Lifeway Foods, Inc.+ ...............................            1,960
     441   Medifast, Inc.+ ....................................           13,486
     187   National Beverage Corp.+ ...........................            2,592
   1,636   Nu Skin Enterprises, Inc., Class A .................           43,959
      23   Nutraceutical International Corp.+ .................              284
     165   Orchids Paper Products Co.+ ........................            3,303
     513   Overhill Farms, Inc.+ ..............................            2,493
      89   Pantry, Inc. (The)+ ................................            1,210
     544   Pricesmart, Inc. ...................................           11,119
     288   Revlon, Inc., Class A+ .............................            4,899
     262   Ruddick Corp. ......................................            6,741
     692   Sanderson Farms, Inc. ..............................           29,175
      51   Schiff Nutrition International, Inc. ...............              399
   1,623   Smart Balance, Inc.+ ...............................            9,738
   2,574   Star Scientific, Inc.+ .............................            1,802
      39   Susser Holdings Corp.+ .............................              335
     612   Synutra International, Inc.+ .......................            8,268
     823   Tootsie Roll Industries, Inc. ......................           22,534
   1,419   United Natural Foods, Inc.+ ........................           37,944
      63   Universal Corp. ....................................            2,873
     213   USANA Health Sciences, Inc.+ .......................            6,795
   1,321   Vector Group, Ltd. .................................           18,494
     201   Village Super Market, Inc., Class A ................            5,491
     391   WD-40 Co. ..........................................           12,653
      69   Weis Markets, Inc. .................................            2,509
     722   Zhongpin, Inc.+ ....................................           11,270
                                                                  --------------
                                                                       1,125,607
                                                                  --------------
Energy -- 4.9%
      27   Alon USA Energy, Inc. ..............................              185
     311   Apco Oil and Gas International, Inc. ...............            6,873
     138   Approach Resources, Inc.+ ..........................            1,065
   7,994   Arena Resources, Inc.+ .............................          344,701



 Shares                                                               Value
 ------                                                               -----
Energy (continued)
   7,881   Atlas Energy, Inc. .................................      $   237,770
     176   ATP Oil & Gas Corp.+ ...............................            3,217
      97   Bolt Technology Corp.+ .............................            1,069
   2,451   BPZ Resources, Inc.+ ...............................           23,285
  16,353   Brigham Exploration Co.+ ...........................          221,583
     355   Cal Dive International, Inc.+ ......................            2,684
     585   CARBO Ceramics, Inc. ...............................           39,879
     950   Carrizo Oil & Gas, Inc.+ ...........................           25,165
     587   Cheniere Energy, Inc.+ .............................            1,421
   1,185   Clean Energy Fuels Corp.+ ..........................           18,261
     334   Cloud Peak Energy, Inc.+ ...........................            4,863
   3,427   Comstock Resources, Inc.+ ..........................          139,033
     391   Contango Oil & Gas Co.+ ............................           18,381
     194   CREDO Petroleum Corp.+ .............................            1,804
     269   Cubic Energy, Inc.+ ................................              401
      58   CVR Energy, Inc.+ ..................................              398
   3,190   Delta Petroleum Corp.+ .............................            3,318
   3,540   Dril-Quip, Inc.+ ...................................          199,939
   3,629   Endeavour International Corp.+ .....................            3,919
     570   ENGlobal Corp.+ ....................................            1,784
   4,414   Evergreen Energy, Inc.+ ............................            1,514
   1,420   FX Energy, Inc.+ ...................................            4,047
     135   Geokinetics, Inc.+ .................................            1,299
     429   GMX Resources, Inc.+ ...............................            5,894
     704   Golar LNG, Ltd. ....................................            9,025
      24   Gulf Island Fabrication, Inc. ......................              505
     407   Gulfmark Offshore, Inc.+ ...........................           11,522
     817   Gulfport Energy Corp.+ .............................            9,355
     292   Hercules Offshore, Inc.+ ...........................            1,396
     203   ION Geophysical Corp.+ .............................            1,202
      37   Isramco, Inc.+ .....................................            2,646
     940   James River Coal Co.+ ..............................           17,418
     449   Lufkin Industries, Inc. ............................           32,867
     263   Matrix Service Co.+ ................................            2,801
   2,583   McMoRan Exploration Co.+ ...........................           20,716
      40   Natural Gas Services Group, Inc.+ ..................              754
   1,037   Northern Oil and Gas, Inc.+ ........................           12,278
     244   Panhandle Oil and Gas, Inc., Class A ...............            6,320
  20,859   Parker Drilling Co.+ ...............................          103,252
     240   PHI, Inc.+ .........................................            4,968
     287   Pioneer Drilling Co.+ ..............................            2,267
      19   PrimeEnergy Corp.+ .................................              691
     605   Rex Energy Corp.+ ..................................            7,260
     958   RPC, Inc. ..........................................            9,963
     902   Ship Finance International, Ltd. ...................           12,294
   2,286   Sulphco, Inc.+ .....................................            1,532
   2,122   Syntroleum Corp.+ ..................................            5,645
     357   Teekay Tankers, Ltd., Class A ......................            3,045
   1,370   Tetra Technologies, Inc.+ ..........................           15,180
     321   TGC Industries, Inc.+ ..............................            1,255
     622   Toreador Resources Corp. ...........................            6,158
   1,238   Uranerz Energy Corp.+ ..............................            1,609
   1,471   Uranium Energy Corp.+ ..............................            5,560
     124   Vaalco Energy, Inc. ................................              564
     196   Venoco, Inc.+ ......................................            2,556


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Energy (continued)
   1,098   W&T Offshore, Inc. .................................    $      12,847
   1,065   Warren Resources, Inc.+ ............................            2,609
      70   Westmoreland Coal Co.+ .............................              624
   1,344   Willbros Group, Inc.+ ..............................           22,673
   1,965   World Fuel Services Corp. ..........................           52,642
     497   Zion Oil & Gas, Inc.+ ..............................            3,554
                                                                  --------------
                                                                       1,721,305
                                                                  --------------
Financials -- 7.0%
     312   Acadia Realty Trust ................................            5,263
   1,377   Advance America Cash Advance
           Centers, Inc. ......................................            7,656
   2,385   Affiliated Managers Group, Inc.+ ...................          160,630
      44   Alexander's, Inc.+ .................................           13,395
      31   American Safety Insurance
           Holdings, Ltd.+ ....................................              448
     101   Ames National Corp. ................................            2,132
     107   Amtrust Financial Services, Inc. ...................            1,265
     196   Arrow Financial Corp. ..............................            4,900
     135   Artio Global Investors, Inc., Class A+ .............            3,441
     199   Asset Acceptance Capital Corp.+ ....................            1,349
      63   Associated Estates Realty Corp. ....................              710
     445   Assured Guaranty, Ltd. .............................            9,683
     138   Bank of Marin Bancorp ..............................            4,493
      29   Bank of the Ozarks, Inc. ...........................              849
     715   BGC Partners, Inc., Class A ........................            3,303
     174   Bridge Bancorp, Inc. ...............................            4,183
   1,774   Broadpoint Gleacher
           Securities, Inc.+ ..................................            7,912
     488   Brookline Bancorp, Inc. ............................            4,836
      50   Brooklyn Federal Bancorp, Inc. .....................              502
      42   Bryn Mawr Bank Corp. ...............................              634
      51   Calamos Asset Management, Inc.,
           Class A ............................................              588
     455   Cardinal Financial Corp. ...........................            3,977
     319   Cardtronics, Inc.+ .................................            3,531
     718   Cathay General Bancorp .............................            5,421
      64   Centerstate Banks, Inc. ............................              646
      20   Cheviot Financial Corp. ............................              148
      34   Citizens Holding Co. ...............................              761
     829   Citizens, Inc.+ ....................................            5,413
      50   City Holding Co. ...................................            1,616
      33   Clifton Savings Bancorp, Inc. ......................              309
     139   CNB Financial Corp. ................................            2,223
     275   Cohen & Steers, Inc. ...............................            6,281
     236   CompuCredit Holdings Corp. .........................              786
     541   Crawford & Co., Class B+ ...........................            2,132
     189   Credit Acceptance Corp.+ ...........................            7,932
      67   Diamond Hill Investment
           Group, Inc. ........................................            4,303
     700   Dollar Financial Corp.+ ............................           16,562
     552   Duff & Phelps Corp., Class A .......................           10,080
     477   DuPont Fabros Technology, Inc. .....................            8,581
     522   EastGroup Properties, Inc. .........................           19,982
     758   eHealth, Inc.+ .....................................           12,454



 Shares                                                               Value
 ------                                                               -----
Financials (continued)
     183   Enterprise Financial Services Corp. ................   $        1,411
     377   Epoch Holding Corp. ................................            3,940
     533   Equity Lifestyle Properties, Inc. ..................           26,901
   5,069   Evercore Partners, Inc., Class A ...................          154,098
   1,540   Ezcorp, Inc., Class A+ .............................           26,504
     186   FBL Financial Group, Inc., Class A .................            3,445
      51   FBR Capital Markets Corp.+ .........................              315
     317   Financial Federal Corp. ............................            8,718
     782   First Cash Financial Services, Inc.+ ...............           17,353
     384   First Financial Bankshares, Inc. ...................           20,824
     233   First Mercury Financial Corp. ......................            3,194
      29   First of Long Island Corp. .........................              732
     144   GAMCO Investors, Inc., Class A .....................            6,954
     237   Getty Realty Corp. .................................            5,577
   2,183   GFI Group, Inc. ....................................            9,976
      78   Great Southern Bancorp, Inc. .......................            1,666
      12   Hallmark Financial Services+ .......................               96
     109   Hancock Holding Co. ................................            4,773
      14   Heritage Financial Group ...........................              102
     141   International Assets Holding Corp.+ ................            2,050
     134   Investors Bancorp, Inc.+ ...........................            1,466
     123   Investors Real Estate Trust ........................            1,107
      47   JMP Group, Inc. ....................................              457
     552   KBW, Inc.+ .........................................           15,103
     120   Kearny Financial Corp. .............................            1,210
      16   Kentucky First Federal Bancorp .....................              176
   1,608   Knight Capital Group, Inc., Class A+ ...............           24,763
      65   Kohlberg Capital Corp. .............................              296
     250   Life Partners Holdings, Inc. .......................            5,298
      85   LTC Properties, Inc. ...............................            2,274
     151   Main Street Capital Corp. ..........................            2,434
   1,080   MarketAxess Holdings, Inc. .........................           15,012
      36   Metro Bancorp, Inc.+ ...............................              453
     956   MF Global Holdings, Ltd.+ ..........................            6,644
     480   Mid-America Apartment
           Communities, Inc. ..................................           23,174
  25,468   MSCI, Inc., Class A+ ...............................          809,882
     241   Nara Bancorp, Inc. .................................            2,733
      45   National Health Investors, Inc. ....................            1,665
     197   Nelnet, Inc., Class A ..............................            3,394
     225   NewStar Financial, Inc.+ ...........................              882
     519   Omega Healthcare Investors, Inc. ...................           10,095
   1,438   optionsXpress Holdings, Inc. .......................           22,217
     273   Oritani Financial Corp. ............................            3,748
      83   Orrstown Financial Services, Inc. ..................            2,895
      22   Park National Corp. ................................            1,295
      46   Peapack Gladstone Financial Corp. ..................              583
      75   Penns Woods Bancorp, Inc. ..........................            2,433
     417   Penson Worldwide, Inc.+ ............................            3,778
  10,536   PHH Corp.+ .........................................          169,735
     392   Phoenix Cos., Inc. (The) ...........................            1,090
     251   Pico Holdings, Inc.+ ...............................            8,215
   7,058   Portfolio Recovery Associates, Inc.+ ...............          316,763
     709   Potlatch Corp. .....................................           22,603
     928   PrivateBancorp, Inc., Class A ......................            8,324


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Financials (continued)
     112   Prudential Bancorp, Inc.
           of Pennsylvania ....................................   $        1,066
     167   PS Business Parks, Inc. ............................            8,358
     262   Pzena Investment Management, Inc.,
           Class A+ ...........................................            2,133
     116   QC Holdings, Inc. ..................................              558
     340   Redwood Trust, Inc. ................................            4,916
      30   Republic Bancorp, Inc., Class A ....................              618
      64   Rewards Network, Inc. ..............................              809
     749   Riskmetrics Group, Inc.+ ...........................           11,917
     265   RLI Corp. ..........................................           14,111
     116   Roma Financial Corp. ...............................            1,434
     158   S.Y. Bancorp, Inc. .................................            3,373
     255   Safeguard Scientifics, Inc.+ .......................            2,629
      56   Safety Insurance Group, Inc. .......................            2,029
     136   Saul Centers, Inc. .................................            4,455
   1,113   Signature Bank+ ....................................           35,505
     101   Southside Bancshares, Inc. .........................            1,982
     107   Starwood Property Trust, Inc. ......................            2,021
   1,007   Stifel Financial Corp.+ ............................           59,655
     221   Suffolk Bancorp ....................................            6,564
     106   SVB Financial Group+ ...............................            4,419
      49   SWS Group, Inc. ....................................              593
     678   Tanger Factory Outlet Centers ......................           26,435
     370   Tejon Ranch Co.+ ...................................           10,811
     114   Texas Capital Bancshares, Inc.+ ....................            1,591
      72   Thomas Weisel Partners Group, Inc.+ ................              272
     104   Tompkins Financial Corp. ...........................            4,212
   1,223   Tower Group, Inc. ..................................           28,630
     291   TradeStation Group, Inc.+ ..........................            2,296
     950   Trustco Bank Corp. .................................            5,985
     383   U.S. Global Investors, Inc., Class A ...............            4,715
      71   UMH Properties, Inc. ...............................              602
      94   United Financial Bancorp, Inc. .....................            1,232
     202   Universal Health Realty
           Income Trust .......................................            6,470
     254   Universal Insurance Holdings, Inc. .................            1,491
     345   ViewPoint Financial Group ..........................            4,971
     220   Washington Real Estate
           Investment Trust ...................................            6,061
     562   Westamerica Bancorporation .........................           31,118
     171   Westwood Holdings Group, Inc. ......................            6,214
      41   Wilshire Bancorp, Inc. .............................              336
                                                                  --------------
                                                                       2,454,723
                                                                  --------------
Health Care -- 20.8%
     746   Abaxis, Inc.+ ......................................           19,060
   1,048   ABIOMED, Inc.+ .....................................            9,160
     903   Accelrys, Inc.+ ....................................            5,174
   1,324   Accuray, Inc.+ .....................................            7,428
   6,244   Acorda Therapeutics, Inc.+ .........................          157,474
     277   Acura Pharmaceuticals, Inc.+ .......................            1,476
     823   Adolor Corp.+ ......................................            1,202
     514   Affymax, Inc.+ .....................................           12,716
   2,059   Affymetrix, Inc.+ ..................................           12,025



 Shares                                                               Value
 ------                                                               -----
Health Care (continued)
     313   AGA Medical Holdings, Inc.+ ........................   $        4,623
     370   Air Methods Corp.+ .................................           12,439
   1,894   Akorn, Inc.+ .......................................            3,390
   1,926   Align Technology, Inc.+ ............................           34,321
   3,217   Alkermes, Inc.+ ....................................           30,272
     823   Alliance HealthCare Services, Inc.+ ................            4,699
     229   Allied Healthcare International, Inc.+ .............              666
      34   Allion Healthcare, Inc.+ ...........................              223
   2,123   Allos Therapeutics, Inc.+ ..........................           13,948
     245   Almost Family, Inc.+ ...............................            9,685
   7,322   Alnylam Pharmaceuticals, Inc.+ .....................          129,014
     994   Alphatec Holdings, Inc.+ ...........................            5,308
     580   AMAG Pharmaceuticals, Inc.+ ........................           22,057
     861   Amedisys, Inc.+ ....................................           41,810
     281   America Service Group, Inc. ........................            4,460
     335   American Caresource Holdings, Inc.+ ................              804
     157   American Dental Partners, Inc.+ ....................            2,025
   2,443   American Medical Systems
           Holdings, Inc.+ ....................................           47,125
   1,764   AMERIGROUP Corp.+ ..................................           47,557
     876   AMICAS, Inc.+ ......................................            4,765
     515   Amicus Therapeutics, Inc.+ .........................            2,045
   1,085   AMN Healthcare Services, Inc.+ .....................            9,830
     283   Analogic Corp. .....................................           10,898
     235   Angiodynamics, Inc.+ ...............................            3,779
     484   Ardea Biosciences, Inc.+ ...........................            6,776
   2,699   Arena Pharmaceuticals, Inc.+ .......................            9,581
   2,931   Ariad Pharmaceuticals, Inc.+ .......................            6,683
     736   Arqule, Inc.+ ......................................            2,716
   1,612   Array Biopharma, Inc.+ .............................            4,530
     683   ARYx Therapeutics, Inc.+ ...........................            2,192
   4,117   athenahealth, Inc.+ ................................          186,253
      52   Atrion Corp. .......................................            8,097
   1,588   ATS Medical, Inc.+ .................................            5,129
   5,786   Auxilium Pharmaceuticals, Inc.+ ....................          173,464
   2,041   AVANIR Pharmaceuticals, Inc.,
           Class A+ ...........................................            3,878
   2,593   AVI BioPharma, Inc.+ ...............................            3,786
     704   BioCryst Pharmaceuticals, Inc.+ ....................            4,548
     456   Biodel, Inc.+ ......................................            1,979
     295   BioDelivery Sciences
           International, Inc.+ ...............................            1,159
     421   BioMimetic Therapeutics, Inc.+ .....................            5,023
     403   Bio-Reference Labs, Inc.+ ..........................           15,794
   1,256   BioScrip, Inc.+ ....................................           10,500
     123   Biospecifics Technologies Corp.+ ...................            3,610
     980   BMP Sunstone Corp.+ ................................            5,576
     579   Bovie Medical Corp.+ ...............................            4,522
   1,664   Bruker Corp.+ ......................................           20,068
     837   Cadence Pharmaceuticals, Inc.+ .....................            8,094
     896   Cambrex Corp.+ .....................................            5,000
     307   Cantel Medical Corp. ...............................            6,195
     132   Caraco Pharmaceutical
           Laboratories, Ltd.+ ................................              797
      76   Cardiac Science Corp.+ .............................              169


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Health Care (continued)
     809   CardioNet, Inc.+ ...................................   $        4,805
     306   Cardiovascular Systems, Inc.+ ......................            1,405
   1,299   Cardium Therapeutics, Inc.+ ........................              883
   7,677   Catalyst Health Solutions, Inc.+ ...................          279,980
     568   Celera Corp.+ ......................................            3,925
  18,198   Cell Therapeutics, Inc.+ ...........................           20,746
     542   Celldex Therapeutics, Inc.+ ........................            2,537
     795   Centene Corp.+ .....................................           16,830
   1,972   Cepheid, Inc.+ .....................................           24,611
     780   Chelsea Therapeutics
           International, Inc.+ ...............................            2,106
     746   Chemed Corp. .......................................           35,786
     415   Chindex International, Inc.+ .......................            5,864
     992   Clarient, Inc.+ ....................................            2,629
     389   Clinical Data, Inc.+ ...............................            7,103
     331   Computer Programs & Systems, Inc. ..................           15,243
  24,271   Conceptus, Inc.+ ...................................          455,324
     831   Continucare Corp.+ .................................            3,631
     222   Cornerstone Therapeutics, Inc.+ ....................            1,354
     253   Corvel Corp.+ ......................................            8,486
      95   Cross Country Healthcare, Inc.+ ....................              941
     857   CryoLife, Inc.+ ....................................            5,502
   7,524   Cubist Pharmaceuticals, Inc.+ ......................          142,730
     199   Cumberland Pharmaceuticals, Inc.+ ..................            2,704
   2,142   Curis, Inc.+ .......................................            6,961
     128   Cutera, Inc.+ ......................................            1,089
   7,819   Cyberonics, Inc.+ ..................................          159,820
   1,295   Cypress Bioscience, Inc.+ ..........................            7,459
   1,462   Cytokinetics, Inc.+ ................................            4,254
     896   Cytori Therapeutics, Inc.+ .........................            5,466
   1,012   Delcath Systems, Inc.+ .............................            5,202
   1,718   Depomed, Inc.+ .....................................            5,755
   1,537   DexCom, Inc.+ ......................................           12,419
     602   Dionex Corp.+ ......................................           44,470
   4,051   Discovery Laboratories, Inc.+ ......................            2,546
   2,772   Durect Corp.+ ......................................            6,847
   1,976   Dyax Corp.+ ........................................            6,699
   1,873   Eclipsys Corp.+ ....................................           34,688
     600   Electro-Optical Sciences, Inc.+ ....................            6,216
     877   Emergency Medical
           Services Corp., Class A+ ...........................           47,490
     555   Emergent Biosolutions, Inc.+ .......................            7,542
     674   Emeritus Corp.+ ....................................           12,638
   1,469   Endologix, Inc.+ ...................................            7,756
     374   Ensign Group, Inc. (The) ...........................            5,748
     493   EnteroMedics, Inc.+ ................................              276
     809   Enzo Biochem, Inc.+ ................................            4,353
   1,542   Enzon Pharmaceuticals, Inc.+ .......................           16,237
   1,424   eResearchTechnology, Inc.+ .........................            8,558
     277   Exactech, Inc.+ ....................................            4,795
   3,598   Exelixis, Inc.+ ....................................           26,517
     150   Facet Biotech Corp.+ ...............................            2,637
     479   Genomic Health, Inc.+ ..............................            9,369
     574   Genoptix, Inc.+ ....................................           20,394
     385   Gentiva Health Services, Inc.+ .....................           10,399



 Shares                                                               Value
 ------                                                               -----
Health Care (continued)
   1,490   Geron Corp.+ .......................................   $        8,269
     566   Greatbatch, Inc.+ ..................................           10,884
     649   GTx, Inc.+ .........................................            2,726
     849   Haemonetics Corp.+ .................................           46,822
  18,969   Halozyme Therapeutics, Inc.+ .......................          111,348
     160   Hanger Orthopedic Group, Inc.+ .....................            2,213
     671   Hansen Medical, Inc.+ ..............................            2,033
     767   Harvard Bioscience, Inc.+ ..........................            2,738
     784   Health Grades, Inc.+ ...............................            3,363
   3,047   Healthsouth Corp.+ .................................           57,192
      60   Healthways, Inc.+ ..................................            1,100
     159   HeartWare International, Inc.+ .....................            5,640
   3,742   Hemispherx Biopharma, Inc.+ ........................            2,095
      62   Hi-Tech Pharmacal Co., Inc.+ .......................            1,739
     856   HMS Holdings Corp.+ ................................           41,679
     115   Home Diagnostics, Inc.+ ............................              701
  12,402   Human Genome Sciences, Inc.+ .......................          379,501
     433   ICU Medical, Inc.+ .................................           15,779
     920   Idenix Pharmaceuticals, Inc.+ ......................            1,978
     711   Idera Pharmaceuticals, Inc.+ .......................            3,676
   2,332   Immucor, Inc.+ .....................................           47,200
   1,740   Immunogen, Inc.+ ...................................           13,676
   2,197   Immunomedics, Inc.+ ................................            7,052
   2,065   Impax Laboratories, Inc.+ ..........................           28,063
   2,698   Incyte Corp., Ltd.+ ................................           24,579
     254   Infinity Pharmaceuticals, Inc.+ ....................            1,570
   4,229   Insmed, Inc.+ ......................................            3,256
   2,097   Inspire Pharmaceuticals, Inc.+ .....................           11,576
   1,000   Insulet Corp.+ .....................................           14,280
     641   Integra LifeSciences
           Holdings Corp.+ ....................................           23,576
   1,300   InterMune, Inc.+ ...................................           16,952
     427   Invacare Corp. .....................................           10,649
     380   inVentiv Health, Inc.+ .............................            6,145
   6,616   IPC The Hospitalist Co., Inc.+ .....................          219,982
     610   IRIS International, Inc.+ ..........................            7,540
   3,170   Isis Pharmaceuticals, Inc.+ ........................           35,187
   1,105   ISTA Pharmaceuticals, Inc.+ ........................            5,039
   1,684   Javelin Pharmaceuticals, Inc.+ .....................            2,189
     107   Kendle International, Inc.+ ........................            1,959
     280   Kensey Nash Corp.+ .................................            7,140
     639   KV Pharmaceutical Co., Class A+ ....................            2,345
     192   Landauer, Inc. .....................................           11,789
     343   Lannett Co., Inc.+ .................................            2,027
     332   LCA-Vision, Inc.+ ..................................            1,700
   1,438   Lexicon Pharmaceuticals, Inc.+ .....................            2,445
     516   LHC Group, Inc.+ ...................................           17,343
   3,832   Ligand Pharmaceuticals, Inc., Class B+ .............            8,315
   1,410   Luminex Corp.+ .....................................           21,051
     445   MAKO Surgical Corp.+ ...............................            4,940
   1,792   MannKind Corp.+ ....................................           15,698
     259   MAP Pharmaceuticals, Inc.+ .........................            2,468
     202   Martek Biosciences Corp.+ ..........................            3,826
   1,679   Masimo Corp.+ ......................................           51,075
     321   Matrixx Initiatives, Inc.+ .........................            1,355


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Health Care (continued)
     697   Maxygen, Inc.+ .....................................   $        4,245
   1,343   MedAssets, Inc.+ ...................................           28,485
     382   Medical Action Industries, Inc.+ ...................            6,135
   1,267   Medicines Co. (The)+ ...............................           10,567
     271   Medicis Pharmaceutical Corp., Class A ..............            7,331
     180   Medidata Solutions, Inc.+ ..........................            2,808
     977   Medivation, Inc.+ ..................................           36,784
     858   Merge Healthcare, Inc.+ ............................            2,883
   1,380   Meridian Bioscience, Inc. ..........................           29,739
   8,612   Merit Medical Systems, Inc.+ .......................          166,125
     660   Metabolix, Inc.+ ...................................            7,306
   1,350   Metropolitan Health Networks, Inc.+ ................            2,687
   1,960   Micromet, Inc.+ ....................................           13,054
     536   Micrus Endovascular Corp.+ .........................            8,045
   1,214   MiddleBrook Pharmaceuticals, Inc.+ .................              619
     552   Molecular Insight
           Pharmaceuticals, Inc.+ .............................            1,242
   1,198   Momenta Pharmaceuticals, Inc.+ .....................           15,107
     367   MWI Veterinary Supply, Inc.+ .......................           13,836
     726   Myriad Pharmaceuticals, Inc.+ ......................            3,652
   1,249   Nabi Biopharmaceuticals+ ...........................            6,120
     325   Nanosphere, Inc.+ ..................................            2,093
     119   National Healthcare Corp. ..........................            4,297
      57   National Research Corp. ............................            1,180
     707   Natus Medical, Inc.+ ...............................           10,457
  12,614   Nektar Therapeutics+ ...............................          117,563
     675   Neogen Corp.+ ......................................           15,937
   1,304   Neurocrine Biosciences, Inc.+ ......................            3,547
     326   NeurogesX, Inc.+ ...................................            2,513
     382   NovaMed, Inc.+ .....................................            1,482
   2,081   Novavax, Inc.+ .....................................            5,535
   1,592   NPS Pharmaceuticals, Inc.+ .........................            5,413
   1,204   NuVasive, Inc.+ ....................................           38,504
     758   NxStage Medical, Inc.+ .............................            6,329
     587   Obagi Medical Products, Inc.+ ......................            7,044
     557   Odyssey HealthCare, Inc.+ ..........................            8,678
     137   Omeros Corp.+ ......................................              962
     921   Omnicell, Inc.+ ....................................           10,766
     137   OncoGenex Pharmaceutical, Inc.+ ....................            3,052
   6,609   Onyx Pharmaceuticals, Inc.+ ........................          193,908
   1,275   Opko Health, Inc.+ .................................            2,333
     975   Optimer Pharmaceuticals, Inc.+ .....................           10,998
   1,436   OraSure Technologies, Inc.+ ........................            7,295
     872   Orexigen Therapeutics, Inc.+ .......................            6,488
     582   Orthofix International NV+ .........................           18,025
   2,225   Orthovita, Inc.+ ...................................            7,810
     570   Osiris Therapeutics, Inc.+ .........................            4,070
   1,103   Owens & Minor, Inc. ................................           47,352
     901   OXiGENE, Inc.+ .....................................            1,027
   1,157   Pain Therapeutics, Inc.+ ...........................            6,202
     447   Palomar Medical Technologies, Inc.+ ................            4,506
   1,959   Parexel International Corp.+ .......................           27,622
  18,267   PDL BioPharma, Inc. ................................          125,312
     712   Pharmasset, Inc.+ ..................................           14,738
   1,038   PharMerica Corp.+ ..................................           16,483



 Shares                                                               Value
 ------                                                               -----
Health Care (continued)
   1,468   Phase Forward, Inc.+ ...............................   $       22,534
     759   Poniard Pharmaceuticals, Inc.+ .....................            1,389
     890   Pozen, Inc.+ .......................................            5,331
     664   Progenics Pharmaceuticals, Inc.+ ...................            2,948
   1,152   Protalix BioTherapeutics, Inc.+ ....................            7,626
     359   Providence Service Corp. (The)+ ....................            5,672
   1,964   PSS World Medical, Inc.+ ...........................           44,328
   1,298   Psychiatric Solutions, Inc.+ .......................           27,440
     780   Quality Systems, Inc. ..............................           48,976
   1,928   Questcor Pharmaceuticals, Inc.+ ....................            9,158
     877   Quidel Corp.+ ......................................           12,085
     885   RadNet, Inc.+ ......................................            1,805
   7,775   Regeneron Pharmaceuticals, Inc.+ ...................          187,999
     557   RehabCare Group, Inc.+ .............................           16,950
   1,019   Repligen Corp.+ ....................................            4,188
     321   Repros Therapeutics, Inc.+ .........................              256
   1,639   Rigel Pharmaceuticals, Inc.+ .......................           15,587
     341   Rochester Medical Corp.+ ...........................            3,795
     481   Rockwell Medical Technologies, Inc.+ ...............            3,699
     639   RTI Biologics, Inc.+ ...............................            2,454
   6,988   Salix Pharmaceuticals, Ltd.+ .......................          177,495
   1,374   Sangamo Biosciences, Inc.+ .........................            8,134
   1,739   Santarus, Inc.+ ....................................            8,034
  10,849   Savient Pharmaceuticals, Inc.+ .....................          147,655
   1,191   Sciclone Pharmaceuticals, Inc.+ ....................            2,775
   2,687   Seattle Genetics, Inc.+ ............................           27,300
     269   Select Medical Holdings Corp.+ .....................            2,857
   2,056   Sequenom, Inc.+ ....................................            8,512
     882   SIGA Technologies, Inc.+ ...........................            5,116
     577   Sirona Dental Systems, Inc.+ .......................           18,314
     410   Somanetics Corp.+ ..................................            7,196
     583   SonoSite, Inc.+ ....................................           13,776
   1,070   Spectranetics Corp.+ ...............................            7,447
   1,425   Spectrum Pharmaceuticals, Inc.+ ....................            6,327
   3,488   StemCells, Inc.+ ...................................            4,395
     863   Stereotaxis, Inc.+ .................................            3,392
   1,936   STERIS Corp. .......................................           54,150
     341   Sucampo Pharmaceuticals, Inc.,
           Class A+ ...........................................            1,378
   1,262   SuperGen, Inc.+ ....................................            3,307
     525   SurModics, Inc.+ ...................................           11,897
     269   Symmetry Medical, Inc.+ ............................            2,168
     393   Synovis Life Technologies, Inc.+ ...................            5,074
     531   Synta Pharmaceuticals Corp.+ .......................            2,687
   1,814   Theravance, Inc.+ ..................................           23,709
   9,358   Thoratec Corp.+ ....................................          251,917
     720   TomoTherapy, Inc.+ .................................            2,808
     421   TranS1, Inc.+ ......................................            1,663
     213   Transcend Services, Inc.+ ..........................            4,550
      35   Triple-S Management Corp.,
           Class B+ ...........................................              616
     182   U.S. Physical Therapy, Inc.+ .......................            3,081
     110   Utah Medical Products, Inc. ........................            3,225
     907   Vanda Pharmaceuticals, Inc.+ .......................           10,195
     226   Varian, Inc.+ ......................................           11,648


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Health Care (continued)
     551   Vascular Solutions, Inc.+ ..........................   $        4,623
   1,106   Vical, Inc.+ .......................................            3,639
     502   Viropharma, Inc.+ ..................................            4,212
     214   Virtual Radiologic Corp.+ ..........................            2,731
     337   Vital Images, Inc.+ ................................            4,276
   2,676   Vivus, Inc.+ .......................................           24,592
   1,245   Volcano Corp.+ .....................................           21,638
   1,084   West Pharmaceutical Services, Inc. .................           42,493
   1,295   Wright Medical Group, Inc.+ ........................           24,540
     930   XenoPort, Inc.+ ....................................           17,261
     131   Young Innovations, Inc. ............................            3,246
  25,611   Zoll Medical Corp.+ ................................          684,326
   1,251   Zymogenetics, Inc.+ ................................            7,994
                                                                  --------------
                                                                       7,271,645
                                                                  --------------
Industrials -- 14.9%
     439   3D Systems Corp.+ ..................................            4,961
     425   AAON, Inc. .........................................            8,283
     112   AAR Corp.+ .........................................            2,574
     354   ABM Industries, Inc. ...............................            7,314
   1,088   Acacia Research-Acacia Technologies+ ...............            9,912
   1,042   Actuant Corp., Class A .............................           19,308
   1,070   Acuity Brands, Inc. ................................           38,135
     718   Administaff, Inc. ..................................           16,938
   1,618   Advanced Battery Technologies, Inc.+ ...............            6,472
     528   Advisory Board Co. (The)+ ..........................           16,189
     453   Aerovironment, Inc.+ ...............................           13,173
   1,134   Air Transport Services Group, Inc.+ ................            2,994
   4,228   AirTran Holdings, Inc.+ ............................           22,070
      69   Alaska Air Group, Inc.+ ............................            2,385
     523   Allegiant Travel Co., Class A+ .....................           24,670
     121   Altra Holdings, Inc.+ ..............................            1,494
     618   American Ecology Corp. .............................           10,531
   1,095   American Reprographics Co.+ ........................            7,676
     310   American Science &
           Engineering, Inc. ..................................           23,510
  15,170   American Superconductor Corp.+ .....................          620,453
     145   Ampco-Pittsburgh Corp. .............................            4,572
     840   APAC Customer Services, Inc.+ ......................            5,006
      65   Apogee Enterprises, Inc. ...........................              910
     443   Applied Signal Technology, Inc. ....................            8,546
     252   Argan, Inc.+ .......................................            3,626
     392   Argon ST, Inc.+ ....................................            8,514
      97   Ascent Solar Technologies, Inc.+ ...................              514
     261   Astronics Corp.+ ...................................            2,232
     500   ATC Technology Corp.+ ..............................           11,925
   1,995   Avis Budget Group, Inc.+ ...........................           26,174
     414   AZZ, Inc.+ .........................................           13,538
     505   Badger Meter, Inc. .................................           20,109
     268   Baker (Michael) Corp.+ .............................           11,095
     309   Baldor Electric Co. ................................            8,680
   1,272   Beacon Roofing Supply, Inc.+ .......................           20,352
     425   Blount International, Inc.+ ........................            4,293
   1,068   Broadwind Energy, Inc.+ ............................            8,640
     364   Builders FirstSource, Inc.+ ........................            1,401



 Shares                                                               Value
 ------                                                               -----
Industrials (continued)
   1,492   CBIZ, Inc.+ ........................................   $       11,488
      47   CDI Corp. ..........................................              609
     612   Celadon Group, Inc.+ ...............................            6,640
   1,620   Cenveo, Inc.+ ......................................           14,175
     854   Chart Industries, Inc.+ ............................           14,134
      26   Chase Corp. ........................................              307
     477   China Fire & Security Group, Inc.+ .................            6,454
     643   CLARCOR, Inc. ......................................           20,859
     674   Clean Harbors, Inc.+ ...............................           40,177
     230   Colfax Corp.+ ......................................            2,769
   1,160   Corporate Executive Board Co. (The) ................           26,471
     677   CoStar Group, Inc.+ ................................           28,278
     316   CRA International, Inc.+ ...........................            8,421
     532   Cubic Corp. ........................................           19,844
     947   Deluxe Corp. .......................................           14,006
     737   Diamond Management & Technology
           Consultants, Inc., Class A .........................            5,432
     501   DigitalGlobe, Inc.+ ................................           12,124
     234   Dynamex, Inc.+ .....................................            4,235
     438   Dynamic Materials Corp. ............................            8,782
     119   DynCorp International, Inc., Class A+ ..............            1,708
     704   EMCOR Group, Inc.+ .................................           18,938
   1,601   Ener1, Inc.+ .......................................           10,150
   1,316   Energy Conversion Devices, Inc.+ ...................           13,910
   1,142   Energy Recovery, Inc.+ .............................            7,857
     236   EnergySolutions, Inc. ..............................            2,004
     467   EnerNOC, Inc.+ .....................................           14,192
     893   ESCO Technologies, Inc. ............................           32,014
     329   Esterline Technologies Corp.+ ......................           13,413
   3,376   Evergreen Solar, Inc.+ .............................            5,098
     464   Exponent, Inc.+ ....................................           12,918
     535   Flanders Corp.+ ....................................            2,386
   1,081   Flow International Corp.+ ..........................            3,329
   2,381   Force Protection, Inc.+ ............................           12,405
     472   Forward Air Corp. ..................................           11,824
     336   Franklin Covey Co.+ ................................            2,117
     477   Fuel Tech, Inc.+ ...................................            3,897
   1,791   FuelCell Energy, Inc.+ .............................            6,734
     809   Furmanite Corp.+ ...................................            3,082
   1,689   GenCorp, Inc.+ .....................................           11,823
   1,258   Genessee & Wyoming, Inc., Class A+ .................           41,061
   1,398   Geo Group, Inc. (The)+ .............................           30,588
     599   GeoEye, Inc.+ ......................................           16,700
      60   Global Defense Technology &
           Systems, Inc.+ .....................................              988
     308   Gorman-Rupp Co. (The) ..............................            8,513
     309   GP Strategies Corp.+ ...............................            2,327
   1,588   GrafTech International, Ltd.+ ......................           24,693
     226   Graham Corp. .......................................            4,678
     158   Granite Construction, Inc. .........................            5,318
   1,243   Great Lakes Dredge & Dock Corp. ....................            8,055
   1,046   GT Solar International, Inc.+ ......................            5,816
     431   Harbin Electric, Inc.+ .............................            8,853
   1,731   Hawaiian Holdings, Inc.+ ...........................           12,117
   1,474   Healthcare Services Group, Inc. ....................           31,632


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Industrials (continued)
   1,082   Heartland Express, Inc. ............................   $       16,522
     787   HEICO Corp. ........................................           34,888
      87   Heritage-Crystal Clean, Inc.+ ......................              910
   1,831   Herman Miller, Inc. ................................           29,259
   3,193   Hexcel Corp.+ ......................................           41,445
     725   Hill International, Inc.+ ..........................            4,524
   1,112   HNI Corp. ..........................................           30,725
     264   Houston Wire & Cable Co. ...........................            3,142
   7,869   HUB Group, Inc., Class A+ ..........................          211,125
      25   Hurco Cos., Inc.+ ..................................              370
     733   Huron Consulting Group, Inc.+ ......................           16,888
     300   ICF International, Inc.+ ...........................            8,040
     253   ICT Group, Inc.+ ...................................            4,132
     575   II-VI, Inc.+ .......................................           18,285
     667   Innerworkings, Inc.+ ...............................            3,935
   1,627   Interface, Inc., Class A ...........................           13,520
     753   Kaman Corp. ........................................           17,387
      94   Kelly Services, Inc., Class A ......................            1,121
  10,428   KHD Humboldt Wedag
           International, Ltd.+ ...............................          141,925
   1,537   Knight Transportation, Inc. ........................           29,649
   1,600   Knoll, Inc. ........................................           16,528
      93   Korn/Ferry International+ ..........................            1,535
      66   K-Tron International, Inc.+ ........................            7,177
     334   LaBarge, Inc.+ .....................................            4,025
     398   Lindsay Corp. ......................................           15,860
     147   LMI Aerospace, Inc.+ ...............................            1,955
     524   Marten Transport, Ltd.+ ............................            9,406
   1,275   MasTec, Inc.+ ......................................           15,937
     112   McGrath Rentcorp ...................................            2,504
     389   Met-Pro Corp. ......................................            4,131
   2,556   Microvision, Inc.+ .................................            8,102
     556   Middleby Corp.+ ....................................           27,255
     840   Mine Safety Appliances Co. .........................           22,285
     167   Mistras Group, Inc.+ ...............................            2,515
     313   Mobile Mini, Inc.+ .................................            4,410
  10,103   Monster Worldwide, Inc.+ ...........................          175,792
     320   Multi-Color Corp. ..................................            3,907
     587   MYR Group, Inc.+ ...................................           10,613
   1,699   Navigant Consulting, Inc.+ .........................           25,247
     114   NCI Building Systems, Inc.+ ........................              206
     387   Nordson Corp. ......................................           23,677
     287   North American Galvanizing &
           Coating, Inc.+ .....................................            1,392
   1,784   Odyssey Marine Exploration, Inc.+ ..................            2,515
     154   Old Dominion Freight Line, Inc.+ ...................            4,728
      94   Omega Flex, Inc. ...................................            1,316
     131   On Assignment, Inc.+ ...............................              937
  12,057   Orbital Sciences Corp.+ ............................          183,990
     911   Orion Marine Group, Inc.+ ..........................           19,186
      28   Patriot Transporation Holding, Inc.+ ...............            2,645
   1,814   Perma-Fix Environmental Services+ ..................            4,118
     260   Pike Electric Corp.+ ...............................            2,413
     445   PMFG, Inc.+ ........................................            7,213
     243   Polypore International, Inc.+ ......................            2,892



 Shares                                                               Value
 ------                                                               -----
Industrials (continued)
     115   Portec Rail Products, Inc. .........................   $        1,232
     265   Powell Industries, Inc.+ ...........................            8,355
     229   Power-One, Inc.+ ...................................              996
     167   PowerSecure International, Inc.+ ...................            1,204
      69   Preformed Line Products Co. ........................            3,022
     277   Primoris Services Corp. ............................            2,208
     752   Quanex Building Products Corp. .....................           12,762
     202   RailAmerica, Inc.+ .................................            2,464
     545   Raven Industries, Inc. .............................           17,315
     701   RBC Bearings, Inc.+ ................................           17,055
     208   Republic Airways Holdings, Inc.+ ...................            1,537
   1,533   Resources Connection, Inc.+ ........................           32,530
      67   Robbins & Myers, Inc. ..............................            1,576
   1,493   Rollins, Inc. ......................................           28,785
   1,643   RSC Holdings, Inc.+ ................................           11,567
     246   Rush Enterprises, Inc., Class A+ ...................            2,925
   1,464   Satcon Technology Corp.+ ...........................            4,128
      20   Sauer-Danfoss, Inc. ................................              240
     225   School Specialty, Inc.+ ............................            5,263
   1,005   Simpson Manufacturing Co., Inc. ....................           27,025
     202   SmartHeat, Inc.+ ...................................            2,933
      48   Standard Parking Corp.+ ............................              762
     422   Standard Register Co. (The) ........................            2,152
     391   Stanley, Inc.+ .....................................           10,717
      39   Sterling Construction Co., Inc.+ ...................              748
     174   Sun Hydraulics Corp. ...............................            4,568
  14,446   SYKES Enterprises, Inc.+ ...........................          367,940
      27   TAL International Group, Inc. ......................              357
   2,082   Taser International, Inc.+ .........................            9,119
     609   Team, Inc.+ ........................................           11,455
     403   Teledyne Technologies, Inc.+ .......................           15,459
     635   Tennant Co. ........................................           16,631
  27,930   Terex Corp.+ .......................................          553,293
   2,008   Tetra Tech, Inc.+ ..................................           54,557
     406   Titan Machinery, Inc.+ .............................            4,685
   1,157   Towers Watson & Co., Class A .......................           54,981
  14,470   TransDigm Group, Inc. ..............................          687,180
   9,218   Trex Co., Inc.+ ....................................          180,673
     309   Trimas Corp.+ ......................................            2,092
   5,086   UAL Corp.+ .........................................           65,660
     362   Ultralife Corp.+ ...................................            1,564
     186   USA Truck, Inc.+ ...................................            2,329
   1,424   Valence Technology, Inc.+ ..........................            1,296
      76   Viad Corp. .........................................            1,568
     262   Vicor Corp. ........................................            2,437
     111   VSE Corp. ..........................................            5,004
      70   Waste Services, Inc.+ ..............................              638
     829   Watsco, Inc. .......................................           40,604
   1,605   Woodward Governor Co. ..............................           41,361
                                                                  --------------
                                                                       5,224,668
                                                                  --------------
Information Technology -- 29.7%
  10,532   3Com Corp.+ ........................................           78,990
  19,915   3PAR, Inc.+ ........................................          235,993
   1,192   ACI Worldwide, Inc.+ ...............................           20,443


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Information Technology (continued)
  20,908   Acme Packet, Inc.+ .................................   $      229,988
     272   Actel Corp.+ .......................................            3,231
     492   ActivIdentity Corp.+ ...............................            1,156
   1,496   Actuate Corp.+ .....................................            6,403
   1,893   Acxiom Corp.+ ......................................           25,404
     644   ADC Telecommunications, Inc.+ ......................            3,999
   1,464   ADTRAN, Inc. .......................................           33,013
   1,436   Advanced Analogic
           Technologies, Inc.+ ................................            5,658
     882   Advanced Energy Industries, Inc.+ ..................           13,301
     521   Advent Software, Inc.+ .............................           21,220
     469   Airvana, Inc.+ .....................................            3,564
     671   American Software, Inc., Class A ...................            4,026
   3,695   Amkor Technology, Inc.+ ............................           26,456
   1,697   Anadigics, Inc.+ ...................................            7,161
     438   Anaren, Inc.+ ......................................            6,592
     157   Ancestry.com, Inc.+ ................................            2,200
     154   Anixter International, Inc.+ .......................            7,253
   2,243   Applied Micro Circuits Corp.+ ......................           16,755
     191   Archipelago Learning, Inc.+ ........................            3,954
     627   ArcSight, Inc.+ ....................................           16,039
   2,974   Ariba, Inc.+ .......................................           37,234
   3,180   Arris Group, Inc.+ .................................           36,347
   4,284   Art Technology Group, Inc.+ ........................           19,321
   2,004   Aruba Networks, Inc.+ ..............................           21,363
     994   AsiaInfo Holdings, Inc.+ ...........................           30,287
   2,132   Atheros Communications, Inc.+ ......................           73,000
     315   ATMI, Inc.+ ........................................            5,865
     193   Avid Technology, Inc.+ .............................            2,463
     253   Benchmark Electronics, Inc.+ .......................            4,784
   1,183   BigBand Networks, Inc.+ ............................            4,070
   1,492   Blackbaud, Inc. ....................................           35,256
   7,926   Blackboard, Inc.+ ..................................          359,761
   1,317   Blue Coat Systems, Inc.+ ...........................           37,587
     853   Bottomline Technologies, Inc.+ .....................           14,987
   1,678   Brightpoint, Inc.+ .................................           12,333
      86   Cabot Microelectronics Corp.+ ......................            2,835
     117   CACI International, Inc., Class A+ .................            5,716
     439   Callidus Software, Inc.+ ...........................            1,326
     281   Cass Information Systems, Inc. .....................            8,542
   1,234   Cavium Networks, Inc.+ .............................           29,406
     572   Ceva, Inc.+ ........................................            7,356
     316   Checkpoint Systems, Inc.+ ..........................            4,819
     765   China Information Security
           Technology, Inc.+ ..................................            4,712
   1,009   China Security & Surveillance
           Technology, Inc.+ ..................................            7,709
     269   China TransInfo Technology Corp.+ ..................            2,198
   1,002   Chordiant Software, Inc.+ ..........................            2,755
   2,196   Cirrus Logic, Inc.+ ................................           14,977
   1,452   Cogent, Inc.+ ......................................           15,086
     244   Cognex Corp. .......................................            4,324
  11,036   CommVault Systems, Inc.+ ...........................          261,443
     573   Compellent Technologies, Inc.+ .....................           12,996
     302   Computer Task Group, Inc.+ .........................            2,419



 Shares                                                               Value
 ------                                                               -----
Information Technology (continued)
  10,905   comScore, Inc.+ ....................................   $      191,383
     958   Comtech Telecommunications Corp.+ ..................           33,578
     649   Comverge, Inc.+ ....................................            7,295
   1,326   Concur Technologies, Inc.+ .........................           56,686
     816   Constant Contact, Inc.+ ............................           13,056
      72   CPI International, Inc.+ ...........................              953
     838   Cray, Inc.+ ........................................            5,380
     715   CSG Systems International, Inc.+ ...................           13,649
      59   CTS Corp. ..........................................              568
   2,305   Cybersource Corp.+ .................................           46,354
  13,909   Cymer, Inc.+ .......................................          533,828
     992   Daktronics, Inc. ...................................            9,136
      50   DDi Corp.+ .........................................              244
  32,060   DealerTrack Holdings, Inc.+ ........................          602,407
     382   Deltek, Inc.+ ......................................            2,972
     683   DemandTec, Inc.+ ...................................            5,990
     648   DG FastChannel, Inc.+ ..............................           18,099
     510   Dice Holdings, Inc.+ ...............................            3,340
     297   Digi International, Inc.+ ..........................            2,709
   1,048   Digital River, Inc.+ ...............................           28,285
   1,085   Diodes, Inc.+ ......................................           22,188
     667   DivX, Inc.+ ........................................            3,762
     533   Double-Take Software, Inc.+ ........................            5,325
     592   DTS, Inc.+ .........................................           20,252
     446   Earthlink, Inc. ....................................            3,706
     231   Ebix, Inc.+ ........................................           11,280
     786   Echelon Corp.+ .....................................            9,086
      56   Echo Global Logistics, Inc.+ .......................              711
     222   eLoyalty Corp.+ ....................................            1,525
     426   EMS Technologies, Inc.+ ............................            6,177
   2,609   Emulex Corp.+ ......................................           28,438
   1,771   Entropic Communications, Inc.+ .....................            5,437
   1,102   EPIQ Systems, Inc.+ ................................           15,417
       7   ePlus, Inc.+ .......................................              116
   1,451   Euronet Worldwide, Inc.+ ...........................           31,850
     109   Exar Corp.+ ........................................              775
  10,999   ExlService Holdings, Inc.+ .........................          199,742
   1,145   FalconStor Software, Inc.+ .........................            4,649
     515   FARO Technologies, Inc.+ ...........................           11,042
   1,174   FEI Co.+ ...........................................           27,425
   9,763   Finisar Corp.+ .....................................           87,086
   1,583   Formfactor, Inc.+ ..................................           34,446
     532   Forrester Research, Inc.+ ..........................           13,805
     246   Fortinet, Inc.+ ....................................            4,322
   1,957   Gartner, Inc.+ .....................................           35,304
   1,097   Global Cash Access Holdings, Inc.+ .................            8,217
     519   GSE Systems, Inc.+ .................................            2,844
  15,894   GSI Commerce, Inc.+ ................................          403,549
     630   Hackett Group, Inc. (The)+ .........................            1,751
   2,469   Harmonic, Inc.+ ....................................           15,629
   1,275   Heartland Payment Systems, Inc. ....................           16,741
     729   Hittite Microwave Corp.+ ...........................           29,707
     303   Hughes Communications, Inc.+ .......................            7,887
     449   i2 Technologies, Inc.+ .............................            8,585
     197   ICx Technologies, Inc.+ ............................            1,875


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Information Technology (continued)
     748   iGate Corp. ........................................   $        7,480
      96   Imation Corp. ......................................              837
     241   Imergent, Inc. .....................................            1,463
     926   Immersion Corp.+ ...................................            4,232
   2,858   Infinera Corp.+ ....................................           25,350
     608   infoGROUP, Inc. ....................................            4,876
  12,353   Informatica Corp.+ .................................          319,449
     647   Infospace, Inc.+ ...................................            5,545
     704   Innodata Isogen, Inc.+ .............................            3,900
     201   Insight Enterprises, Inc.+ .........................            2,295
     154   Integral Systems, Inc.+ ............................            1,334
     429   Interactive Intelligence, Inc.+ ....................            7,911
   1,444   InterDigital, Inc.+ ................................           38,324
   2,112   Intermec, Inc.+ ....................................           27,160
     466   Internet Brands, Inc., Class A+ ....................            3,649
     708   Internet Capital Group, Inc.+ ......................            4,708
     786   IPG Photonics Corp.+ ...............................           13,158
     854   Isilon Systems, Inc.+ ..............................            5,858
   1,043   Ixia+ ..............................................            7,760
     670   IXYS Corp. .........................................            4,971
   1,395   j2 Global Communications, Inc.+ ....................           28,388
   2,778   Jack Henry & Associates, Inc. ......................           64,227
     668   JDA Software Group, Inc.+ ..........................           17,014
     767   Kenexa Corp.+ ......................................           10,009
     207   Keynote Systems, Inc. ..............................            2,258
   1,023   Knot, Inc. (The)+ ..................................           10,302
   2,271   Kopin Corp.+ .......................................            9,493
   2,059   Kulicke & Soffa Industries, Inc.+ ..................           11,098
     425   KVH Industries, Inc.+ ..............................            6,269
   1,993   L-1 Identity Solutions, Inc.+ ......................           14,927
     300   Lattice Semiconductor Corp.+ .......................              810
   1,880   Lawson Software, Inc.+ .............................           12,502
   1,093   Limelight Networks, Inc.+ ..........................            4,295
   1,928   Lionbridge Technologies, Inc.+ .....................            4,434
     511   Liquidity Services, Inc.+ ..........................            5,146
   1,379   LivePerson, Inc.+ ..................................            9,612
  13,292   LogMeIn, Inc.+ .....................................          265,176
     685   LoopNet, Inc.+ .....................................            6,809
     365   Loral Space & Communications, Inc.+ ................           11,538
     784   Manhattan Associates, Inc.+ ........................           18,839
     594   Mantech International Corp.,
           Class A+ ...........................................           28,678
     339   Marchex, Inc., Class B .............................            1,722
     547   MAXIMUS, Inc. ......................................           27,350
     764   Maxwell Technologies, Inc.+ ........................           13,630
      42   MEMSIC, Inc.+ ......................................              138
     262   Mentor Graphics Corp.+ .............................            2,313
     854   MercadoLibre, Inc.+ ................................           44,297
     138   Methode Electronics, Inc. ..........................            1,198
     629   Micrel, Inc. .......................................            5,158
   2,707   Microsemi Corp.+ ...................................           48,049
     308   MicroStrategy, Inc., Class A+ ......................           28,958
   1,053   Microtune, Inc.+ ...................................            2,380
   1,507   MIPS Technologies, Inc., Class A+ ..................            6,586
      85   ModusLink Global Solutions, Inc.+ ..................              800



 Shares                                                               Value
 ------                                                               -----
Information Technology (continued)
   2,377   MoneyGram International, Inc.+ .....................   $        6,846
   1,153   Monolithic Power Systems, Inc.+ ....................           27,637
   5,225   Move, Inc.+ ........................................            8,673
      61   MTS Systems Corp. ..................................            1,753
     335   Multi-Fineline Electronix, Inc.+ ...................            9,504
     221   NCI, Inc., Class A+ ................................            6,111
   1,074   Net 1 UEPS Technologies, Inc.+ .....................           20,857
   1,605   Netezza Corp.+ .....................................           15,568
     303   Netgear, Inc.+ .....................................            6,572
   6,653   Netlogic Microsystems, Inc.+ .......................          307,768
     728   Netscout Systems, Inc.+ ............................           10,658
     568   NetSuite, Inc.+ ....................................            9,077
     474   Network Equipment
           Technologies, Inc.+ ................................            1,920
   1,690   NIC, Inc. ..........................................           15,447
   1,036   Novatel Wireless, Inc.+ ............................            8,257
     159   NVE Corp.+ .........................................            6,568
     544   Online Resources Corp.+ ............................            2,862
     102   OpenTable, Inc.+ ...................................            2,597
     814   Openwave Systems, Inc.+ ............................            1,856
     505   Oplink Communications, Inc.+ .......................            8,277
     446   Opnet Technologies, Inc. ...........................            5,437
     132   Opnext, Inc.+ ......................................              251
     417   OSI Systems, Inc.+ .................................           11,376
   4,856   Palm, Inc.+ ........................................           48,754
     170   PAR Technology Corp.+ ..............................              983
   3,841   Parametric Technology Corp.+ .......................           62,762
     437   Park Electrochemical Corp. .........................           12,079
     975   Parkervision, Inc.+ ................................            1,784
      69   PC Mall, Inc.+ .....................................              360
      83   PC-Tel, Inc.+ ......................................              491
     511   Pegasystems, Inc. ..................................           17,374
     211   Perficient, Inc.+ ..................................            1,779
     965   Phoenix Technologies, Ltd.+ ........................            2,654
   1,423   Plantronics, Inc. ..................................           36,970
     450   Plexus Corp.+ ......................................           12,825
   1,119   PLX Technology, Inc.+ ..............................            3,614
  34,891   Polycom, Inc.+ .....................................          871,228
   8,459   Power Integrations, Inc. ...........................          307,569
   1,358   Progress Software Corp.+ ...........................           39,667
     649   PROS Holdings, Inc.+ ...............................            6,717
     402   QAD, Inc. ..........................................            2,456
   7,131   Quantum Corp.+ .....................................           20,894
     234   Quest Software, Inc.+ ..............................            4,306
  13,268   Rackspace Hosting, Inc.+ ...........................          276,638
     934   Radiant Systems, Inc.+ .............................            9,714
     794   Radisys Corp.+ .....................................            7,583
   1,357   RAE Systems, Inc.+ .................................            1,493
   1,429   RealNetworks, Inc.+ ................................            5,302
     221   Renaissance Learning, Inc. .........................            2,511
   8,130   RF Micro Devices, Inc.+ ............................           38,780
     742   RightNow Technologies, Inc.+ .......................           12,889
   1,809   Riverbed Technology, Inc.+ .........................           41,553
     436   Rofin-Sinar Technologies, Inc.+ ....................           10,294
     118   Rogers Corp.+ ......................................            3,577


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Information Technology (continued)
     213   Rosetta Stone, Inc.+ ...............................   $        3,823
     427   Rubicon Technology, Inc.+ ..........................            8,672
     379   Rudolph Technologies, Inc.+ ........................            2,547
   1,773   S1 Corp.+ ..........................................           11,560
     811   Saba Software, Inc.+ ...............................            3,358
   2,846   Sapient Corp.+ .....................................           23,536
   1,230   SAVVIS, Inc.+ ......................................           17,281
      53   Scansource, Inc.+ ..................................            1,415
     560   Seachange International, Inc.+ .....................            3,679
   2,015   Semtech Corp.+ .....................................           34,275
   1,505   ShoreTel, Inc.+ ....................................            8,699
     659   Sigma Designs, Inc.+ ...............................            7,051
     109   Silicon Graphics
           International Corp.+ ...............................              764
   5,584   Skyworks Solutions, Inc.+ ..........................           79,237
     966   Smith Micro Software, Inc.+ ........................            8,829
   9,290   SolarWinds, Inc.+ ..................................          213,763
   2,308   Solera Holdings, Inc. ..............................           83,111
     133   SonicWALL, Inc.+ ...................................            1,012
     754   Sourcefire, Inc.+ ..................................           20,169
     403   SRA International, Inc., Class A+ ..................            7,697
     370   SRS Labs, Inc.+ ....................................            2,712
     194   Standard Microsystems Corp.+ .......................            4,031
      71   StarTek, Inc.+ .....................................              531
     841   STEC, Inc.+ ........................................           13,742
     688   Stratasys, Inc.+ ...................................           11,889
  20,878   SuccessFactors, Inc.+ ..............................          346,157
     530   Super Micro Computer, Inc.+ ........................            5,894
     373   Supertex, Inc.+ ....................................           11,115
     341   support.com, Inc.+ .................................              900
     693   Switch & Data Facilities Co., Inc.+ ................           14,006
     897   Symyx Technologies, Inc.+ ..........................            4,933
   1,168   Synaptics, Inc.+ ...................................           35,799
     565   Synchronoss Technologies, Inc.+ ....................            8,933
     132   SYNNEX Corp.+ ......................................            4,047
     438   Syntel, Inc. .......................................           16,657
     358   Take-Two Interactive Software, Inc.+ ...............            3,598
   1,163   Taleo Corp., Class A+ ..............................           27,354
  11,162   Techwell, Inc.+ ....................................          147,338
     757   Tekelec+ ...........................................           11,567
   1,302   TeleCommunication
           Systems, Inc., Class A+ ............................           12,603
   1,105   TeleTech Holdings, Inc.+ ...........................           22,133
   1,795   Terremark Worldwide, Inc.+ .........................           12,278
   1,608   Tessera Technologies, Inc.+ ........................           37,418
   1,715   THQ, Inc.+ .........................................            8,644
   2,157   TIBCO Software, Inc.+ ..............................           20,772
     311   Tier Technologies, Inc., Class B+ ..................            2,488
  22,593   TiVo, Inc.+ ........................................          229,997
     858   TNS, Inc.+ .........................................           22,042
     188   Travelzoo, Inc.+ ...................................            2,311
     202   Trident Microsystems, Inc.+ ........................              376
   2,814   TriQuint Semiconductor, Inc.+ ......................           16,884
   1,063   Tyler Technologies, Inc.+ ..........................           21,164
     829   Ultimate Software Group, Inc.+ .....................           24,348



 Shares                                                               Value
 ------                                                               -----
Information Technology (continued)
     804   Ultratech, Inc.+ ...................................   $       11,948
     458   Unica Corp.+ .......................................            3,549
      68   Unisys Corp.+ ......................................            2,622
     995   Universal Display Corp.+ ...........................           12,298
   2,961   ValueClick, Inc.+ ..................................           29,965
   8,783   VanceInfo Technologies, Inc. ADR+ ..................          168,721
     708   VASCO Data Security
           International, Inc.+ ...............................            4,439
     657   Veeco Instruments, Inc.+ ...........................           21,707
   2,384   VeriFone Holdings, Inc.+ ...........................           39,050
     884   Viasat, Inc.+ ......................................           28,093
      43   Virage Logic Corp.+ ................................              237
     334   Virtusa Corp.+ .....................................            3,026
   3,421   VistaPrint NV+ .....................................          193,834
     564   Vocus, Inc.+ .......................................           10,152
     771   Volterra Semiconductor Corp.+ ......................           14,742
   1,507   Websense, Inc.+ ....................................           26,312
   1,269   Wright Express Corp.+ ..............................           40,430
   2,130   Zix Corp.+ .........................................            3,642
   1,327   Zoran Corp.+ .......................................           14,663
                                                                  --------------
                                                                      10,363,343
                                                                  --------------
Materials -- 2.7%
     171   AEP Industries, Inc.+ ..............................            6,546
   1,521   Allied Nevada Gold Corp.+ ..........................           22,937
     180   AMCOL International Corp. ..........................            5,116
      83   American Vanguard Corp. ............................              689
     135   Arch Chemicals, Inc. ...............................            4,169
     624   Balchem Corp. ......................................           20,910
     446   Boise, Inc.+ .......................................            2,368
      25   Bway Holding Co.+ ..................................              480
   1,863   Calgon Carbon Corp.+ ...............................           25,896
     279   China Green Agriculture, Inc.+ .....................            4,101
      34   Clearwater Paper Corp.+ ............................            1,869
     281   Deltic Timber Corp. ................................           12,976
     240   General Steel Holdings, Inc.+ ......................            1,058
     281   Hawkins, Inc. ......................................            6,134
  21,420   KapStone Paper and Packaging Corp.+ ................          210,987
     440   Koppers Holdings, Inc. .............................           13,394
     868   Landec Corp.+ ......................................            5,416
     587   LSB Industries, Inc.+ ..............................            8,277
     332   NewMarket Corp. ....................................           38,104
     204   NL Industries, Inc. ................................            1,416
     249   Olin Corp. .........................................            4,362
   1,467   Omnova Solutions, Inc.+ ............................            8,993
   1,779   Paramount Gold and Silver Corp.+ ...................            2,579
     534   PolyOne Corp.+ .....................................            3,989
   1,119   Rock-Tenn Co., Class A .............................           56,409
     478   Silgan Holdings, Inc. ..............................           27,667
  27,490   Solutia, Inc.+ .....................................          349,123
     229   Stepan Co. .........................................           14,841
     187   Stillwater Mining Co.+ .............................            1,773
     210   STR Holdings, Inc.+ ................................            3,299
      49   United States Lime & Minerals, Inc.+ ...............            1,692
     528   Wausau Paper Corp. .................................            6,125


                       See Notes to Financial Statements.
                                       41

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                   DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Materials (continued)
   1,876   Worthington Industries, Inc. .......................   $       24,519
     725   WR Grace & Co.+ ....................................           18,379
     734   Zep, Inc. ..........................................           12,713
                                                                  --------------
                                                                         929,306
                                                                  --------------
Telecommunication Services -- 0.7%
     422   AboveNet, Inc.+ ....................................           27,447
   1,504   Alaska Communications
           Systems Group, Inc. ................................           12,002
     788   Cbeyond, Inc.+ .....................................           12,411
   1,306   Cincinnati Bell, Inc.+ .............................            4,506
   1,508   Cogent Communications
           Group, Inc.+ .......................................           14,869
     413   Consolidated Communications
           Holdings, Inc. .....................................            7,227
     792   General Communication, Inc., Class A+ ..............            5,053
     847   Global Crossing, Ltd.+ .............................           12,070
     444   HickoryTech Corp. ..................................            3,921
     896   inContact, Inc.+ ...................................            2,625
     166   Iowa Telecommunications
           Services, Inc. .....................................            2,782
   1,117   Neutral Tandem, Inc.+ ..............................           25,412
   1,028   NTELOS Holdings Corp. ..............................           18,319
   4,154   PAETEC Holding Corp.+ ..............................           17,239
   1,593   Premiere Global Services, Inc.+ ....................           13,142
     805   Shenandoah Telecommunications Co. ..................           16,382
   1,932   Syniverse Holdings, Inc.+ ..........................           33,771
     694   USA Mobility, Inc. .................................            7,641
                                                                  --------------
                                                                         236,819
                                                                  --------------
Utilities -- 0.1%
     426   Cadiz, Inc.+ .......................................            5,099
      52   California Water Service Group .....................            1,915
      19   Connecticut Water Service, Inc. ....................              471
     163   Consolidated Water Co., Ltd. .......................            2,329
     233   New Jersey Resources Corp. .........................            8,714
      29   Pennichuck Corp. ...................................              613
     155   Piedmont Natural Gas Co., Inc. .....................            4,146
     118   South Jersey Industries, Inc. ......................            4,505
   1,624   U.S. Geothermal, Inc.+ .............................            2,485
     150   York Water Co. .....................................            2,176
                                                                  --------------
                                                                          32,453
                                                                  --------------
Total Common Stock (Cost $32,043,169)                                 34,654,152
                                                                  --------------
EXCHANGE-TRADED FUND -- 0.2%
     795   iShares Russell 2000 Growth
           Index Fund (Cost $52,675) ..........................           54,116
                                                                  --------------
RIGHTS -- 0.0%
     586   Builders Firstsource, Inc.,
           Expires 01/10+ (Cost $--) ..........................              143
                                                                  --------------
WARRANTS -- 0.0%
      15   GRH, Expires 09/11+ (a) (Cost $--) .................               --
                                                                  --------------



 Shares                                                               Value
 ------                                                               -----
PRIVATE COMPANY -- 0.0%
       1   Teton Advisors, Inc., Class B
           (Cost $40) .........................................   $           16
                                                                  --------------
MONEY MARKET FUND -- 0.0%
     107   TCW Money Market Fund, 0.100% (b)
           (Cost $107) ........................................              107
                                                                  --------------
Total Investments -- 99.3%
(Cost $32,095,991)                                                    34,708,534
Other Assets & Liabilities, Net -- 0.7%                                  245,920
                                                                  --------------
NET ASSETS -- 100.0%                                                 $34,954,454
                                                                  ==============

+   Non-income producing security.
++ More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) All or a portion of this security is on loan.
(b) The rate shown is the 7-day effective yield as of December 31, 2009. ADR - American Depositary Receipt
Amounts designated as "--" are $0 or have been rounded to $0.

As of December 31, 2009, all of the Fund's investments in securities were considered Level 1 with the exception of GRH warrants which are Level 2. The value was zero at December 31, 2009. Please see Note 2 in Notes to the Financial Statements for further information regarding fair value measurements.







                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
COMMON STOCK -- 95.3%
Australia -- 3.9%
     840   AGL Energy, Ltd. ...................................   $       10,555
  13,400   Alumina, Ltd. ......................................           21,900
   3,220   AMP, Ltd. ..........................................           19,444
   1,749   Aristocrat Leisure, Ltd. ...........................            6,264
   4,176   Australia & New Zealand Banking
           Group, Ltd. ........................................           85,077
   5,553   BHP Billiton, Ltd. .................................          212,436
   3,707   BlueScope Steel, Ltd. ..............................           10,211
   2,590   Brambles, Ltd. .....................................           15,704
   2,470   Commonwealth Bank of Australia .....................          120,556
   1,000   CSL, Ltd. ..........................................           29,071
   3,120   Fortescue Metals Group, Ltd.+ ......................           12,338
   4,120   Foster's Group, Ltd. ...............................           20,262
  38,085   GPT Group ..........................................           20,460
   6,870   Insurance Australia Group, Ltd. ....................           24,668
     308   Leighton Holdings, Ltd. ............................           10,438
     528   Macquarie Group, Ltd. ..............................           22,616
   5,570   Macquarie Infrastructure Group .....................            6,632
   3,409   National Australia Bank, Ltd. ......................           83,170
   1,223   Newcrest Mining, Ltd. ..............................           38,727
   1,215   Orica, Ltd. ........................................           28,241
     802   Origin Energy, Ltd. ................................           12,063
   1,610   QBE Insurance Group, Ltd. ..........................           36,730
     620   Rio Tinto, Ltd. ....................................           41,376
   4,886   Stockland ..........................................           17,209
   4,732   Suncorp-Metway, Ltd. ...............................           36,625
   2,150   TABCORP Holdings, Ltd. .............................           13,336
   8,000   Telstra Corp., Ltd. ................................           24,588
   1,550   Toll Holdings, Ltd. ................................           12,101
   2,602   Transurban Group ...................................           12,874
   1,459   Wesfarmers, Ltd. ...................................           40,775
     754   Wesfarmers, Ltd. PPS ...............................           21,047
   3,555   Westfield Group ....................................           39,776
  10,662   Westpac Banking Corp. ..............................          240,774
     970   Woodside Petroleum, Ltd. ...........................           40,895
   2,227   Woolworths, Ltd. ...................................           55,839
     383   WorleyParsons, Ltd. ................................            9,942
                                                                  --------------
                                                                       1,454,720
                                                                  --------------
Austria -- 0.8%
     570   Erste Group Bank AG ................................           21,146
   2,560   OMV AG .............................................          112,140
     790   Telekom Austria AG .................................           11,259
   3,300   Vienna Insurance Group .............................          169,109
                                                                  --------------
                                                                         313,654
                                                                  --------------
Belgium -- 0.7%
   1,014   Anheuser-Busch InBev NV ............................           52,406
     624   Anheuser-Busch InBev NV VVPR+ ......................                5
     280   Belgacom SA ........................................           10,148
     197   Delhaize Group SA ..................................           15,046
   5,266   Fortis .............................................           19,461
     341   Groupe Bruxelles Lambert SA ........................           32,147
     400   KBC Groep NV .......................................           17,158



 Shares                                                               Value
 ------                                                               -----
Belgium (continued)
   1,100   Solvay SA ..........................................   $      118,271
     200   UCB SA .............................................            8,334
                                                                  --------------
                                                                         272,976
                                                                  --------------
Bermuda -- 0.2%
   2,836   Seadrill, Ltd.                                                 72,127
                                                                  --------------
Canada -- 3.2%
   3,200   Bank of Montreal ...................................          170,096
   2,000   Canadian National Railway Co. ......................          109,146
   2,000   Canadian Natural Resources, Ltd. ...................          144,665
   6,400   Nexen, Inc. ........................................          153,620
   6,000   Rogers Communications, Inc., Class B ...............          186,676
   3,900   Royal Bank of Canada ...............................          209,346
  10,800   Talisman Energy, Inc. ..............................          202,391
     411   Thomson Reuters Corp. ..............................           13,280
                                                                  --------------
                                                                       1,189,220
                                                                  --------------
China -- 1.5%
  93,577   Bank of Communications Co.,
           Ltd., Class H ......................................          107,629
 319,000   Dongfeng Motor
           Group Co., Ltd., Class H ...........................          455,533
   7,327   Foxconn International Holdings, Ltd.+ ..............            8,435
                                                                  --------------
                                                                         571,597
                                                                  --------------
Denmark -- 0.5%
       3   AP Moller - Maersk A/S, Class B ....................           21,050
     841   Danske Bank A/S ....................................           18,855
     700   DSV A/S ............................................           12,669
   2,850   H Lundbeck A/S .....................................           51,424
     800   Novo Nordisk A/S, Class B ..........................           51,006
     125   Novozymes A/S, Class B .............................           12,987
     350   Vestas Wind Systems A/S+ ...........................           21,281
                                                                  --------------
                                                                         189,272
                                                                  --------------
Finland -- 0.9%
   1,070   Fortum Oyj .........................................           28,981
   3,500   Metso Oyj ..........................................          122,913
   9,240   Nokia Oyj ..........................................          119,278
   1,060   Sampo Oyj, Class A .................................           25,780
   1,450   Stora Enso Oyj, Class R ............................           10,153
   1,310   UPM-Kymmene Oyj ....................................           15,549
                                                                  --------------
                                                                         322,654
                                                                  --------------
France -- 8.5%
     370   Accor SA ...........................................           20,214
     649   Air Liquide SA .....................................           77,058
   4,580   Alcatel-Lucent .....................................           15,397
     440   Alstom SA ..........................................           30,722
   8,740   AXA SA .............................................          204,871
   4,824   BNP Paribas ........................................          382,005
   3,750   Bouygues SA ........................................          193,927
   1,350   Bureau Veritas SA ..................................           70,258
     290   Cap Gemini SA ......................................           13,208
     964   Carrefour SA .......................................           46,164
   1,400   Christian Dior SA ..................................          143,237


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
France (continued)
     720   Cie de Saint-Gobain ................................   $       38,994
     295   Cie Generale de Geophysique-Veritas+ ...............            6,260
     440   Cie Generale d'Optique Essilor
           International SA ...................................           26,274
     180   CNP Assurances .....................................           17,402
     245   Compagnie Generale des
           Etablissements Michelin, Class B ...................           18,734
   1,610   Credit Agricole SA .................................           28,209
     950   Danone .............................................           58,142
     362   EDF SA .............................................           21,480
   7,844   France Telecom SA ..................................          195,688
   1,834   GDF Suez ...........................................           79,321
     350   Lafarge SA .........................................           28,777
     330   Lagardere SCA ......................................           13,338
     490   L'Oreal SA .........................................           54,637
     509   LVMH Moet Hennessy
           Louis Vuitton SA ...................................           56,980
      40   Neopost SA .........................................            3,296
     285   Pernod-Ricard SA ...................................           24,330
     200   PPR ................................................           23,968
     520   Publicis Groupe SA .................................           21,109
   5,077   Sanofi-Aventis SA ..................................          398,618
   2,415   Schneider Electric SA ..............................          280,340
     820   Societe Generale ...................................           56,881
     230   Sodexo .............................................           13,066
     450   Suez Environnement Co. .............................           10,360
     310   Technip SA .........................................           21,775
   3,672   Total SA ...........................................          235,467
     132   Unibail-Rodamco SE .................................           28,950
     135   Vallourec SA .......................................           24,384
   3,767   Veolia Environnement ...............................          123,969
     604   Vinci SA ...........................................           33,932
   1,936   Vivendi SA .........................................           57,366
                                                                  --------------
                                                                       3,199,108
                                                                  --------------
Germany -- 5.3%
     350   Adidas AG ..........................................           18,927
     742   Allianz SE .........................................           91,828
   4,952   BASF SE ............................................          305,983
   1,314   Bayer AG ...........................................          104,979
   1,250   Commerzbank AG .....................................           10,474
   1,677   Daimler AG .........................................           89,177
   1,037   Deutsche Bank AG ...................................           73,207
     350   Deutsche Boerse AG .................................           28,936
   1,323   Deutsche Post AG ...................................           25,528
   3,748   Deutsche Telekom AG ................................           54,893
   2,952   E.ON AG ............................................          123,705
     217   Fresenius Medical Care
           AG & Co. KGAA ......................................           11,492
     260   Linde AG ...........................................           31,274
     250   MAN SE .............................................           19,366
     106   Merck KGAA .........................................            9,923
     310   Metro AG ...........................................           18,902
   1,181   Muenchener Rueckversicherungs AG ...................          183,652
   3,040   RWE AG .............................................          294,527



 Shares                                                               Value
 ------                                                               -----
Germany (continued)
   4,880   SAP AG .............................................   $      232,265
   3,600   SGL Carbon SE+ .....................................          106,246
   1,313   Siemens AG .........................................          120,299
     280   Solarworld AG ......................................            6,136
     720   ThyssenKrupp AG ....................................           27,022
     160   Volkswagen AG ......................................           17,699
                                                                  --------------
                                                                       2,006,440
                                                                  --------------
Greece -- 0.2%
   1,070   Alpha Bank AE ......................................           12,466
     826   EFG Eurobank Ergasias SA+ ..........................            9,216
     680   Hellenic Telecommunications
           Organization SA ....................................            9,964
     875   National Bank of Greece SA .........................           22,444
     500   OPAP SA ............................................           10,967
     454   Piraeus Bank SA+ ...................................            5,201
                                                                  --------------
                                                                          70,258
                                                                  --------------
Guernsey -- 0.0%
   4,932   Resolution, Ltd.+ ..................................            7,125
                                                                  --------------
Hong Kong -- 3.2%
   4,840   Bank of East Asia, Ltd. ............................           19,015
  11,600   BOC Hong Kong Holdings, Ltd. .......................           26,062
  20,200   Cheung Kong Holdings, Ltd. .........................          259,580
  18,800   Cheung Kong Infrastructure
           Holdings, Ltd. .....................................           71,493
   2,582   CLP Holdings, Ltd. .................................           17,474
  79,800   CNOOC, Ltd. ........................................          124,327
   2,000   Esprit Holdings, Ltd. ..............................           13,270
   3,801   Hang Lung Properties, Ltd. .........................           14,902
   2,100   Hang Seng Bank, Ltd. ...............................           30,896
  11,330   Hong Kong & China Gas Co., Ltd. ....................           28,418
   2,100   Hong Kong Exchanges and
           Clearing, Ltd. .....................................           37,365
   3,100   Hongkong Electric Holdings, Ltd. ...................           16,887
   5,100   Hutchison Whampoa, Ltd. ............................           34,894
  10,000   Jardine Strategic Holdings, Ltd. ...................          175,338
   4,129   Li & Fung, Ltd. ....................................           17,071
  50,500   MTR Corp. ..........................................          173,980
   4,775   New World Development, Ltd. ........................            9,729
   2,900   Sun Hung Kai Properties, Ltd. ......................           43,121
   8,900   Swire Pacific, Ltd., Class A .......................          107,634
                                                                  --------------
                                                                       1,221,456
                                                                  --------------
India -- 1.0%
   6,700   Infosys Technologies, Ltd. ADR .....................          370,309
                                                                  --------------
Indonesia -- 1.6%
 104,000   Bank Rakyat Indonesia ..............................           83,366
 137,000   Gudang Garam TBK PT ................................          312,095
  40,000   Indo Tambangraya Megah PT ..........................          134,851
 112,000   Semen Gresik Persero TBK PT ........................           88,968
                                                                  --------------
                                                                         619,280
                                                                  --------------
Ireland -- 0.2%
     273   CRH PLC^ ...........................................            7,450
   1,058   CRH PLC^ ...........................................           28,719


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Ireland (continued)
     770   Elan Corp. PLC+ ....................................   $        4,852
   2,400   Experian PLC .......................................           23,706
                                                                  --------------
                                                                          64,727
                                                                  --------------
Israel -- 0.9%
  25,875   Bank Hapoalim BM+ ..................................          112,616
   3,700   Teva Pharmaceutical
           Industries, Ltd. ADR ...............................          207,866
                                                                  --------------
                                                                         320,482
                                                                  --------------
Italy -- 2.6%
   2,397   Assicurazioni Generali SPA .........................           64,471
     690   Atlantia SPA .......................................           18,015
   4,660   Banca Monte dei Paschi di Siena SPA ................            8,133
   1,530   Banco Popolare SC ..................................           11,443
   8,800   Enel SPA ...........................................           50,863
  10,506   ENI SPA ............................................          267,107
   1,510   Fiat SPA ...........................................           22,061
   1,090   Finmeccanica SPA ...................................           17,423
  64,584   Intesa Sanpaolo SPA ................................          290,155
   2,180   Intesa Sanpaolo SPA, RNC ...........................            7,292
   2,310   Mediaset SPA .......................................           18,962
   1,375   Mediobanca SPA+ ....................................           16,308
   5,876   Snam Rete Gas SPA ..................................           29,134
  14,324   Telecom Italia SpA .................................           22,308
  13,120   Telecom Italia SPA, RNC ............................           14,549
  26,743   UniCredit SPA ......................................           89,276
   1,132   Unione di Banche Italiane SCPA .....................           16,200
                                                                  --------------
                                                                         963,700
                                                                  --------------
Japan -- 17.1%
     300   Advantest Corp. ....................................            7,820
   1,600   Aeon Co., Ltd. .....................................           12,994
     500   Aisin Seiki Co., Ltd. ..............................           14,454
     685   Ajinomoto Co., Inc. ................................            6,451
  12,100   Amada Co., Ltd. ....................................           75,835
  18,900   Asahi Breweries, Ltd. ..............................          348,293
   2,200   Asahi Glass Co., Ltd. ..............................           20,939
   3,600   Asahi Kasei Corp. ..................................           18,048
   5,300   Astellas Pharma, Inc. ..............................          197,854
   4,100   Bank of Yokohama, Ltd. (The) .......................           18,705
   1,400   Bridgestone Corp. ..................................           24,710
   1,598   Canon, Inc. ........................................           68,017
      18   Central Japan Railway Co. ..........................          120,550
   1,400   Chiba Bank, Ltd. (The) .............................            8,379
     878   Chubu Electric Power Co., Inc. .....................           20,958
     500   Chugai Pharmaceutical Co., Ltd. ....................            9,351
   1,900   Chuo Mitsui Trust Holdings, Inc. ...................            6,404
     100   Credit Saison Co., Ltd. ............................            1,121
   2,100   Dai Nippon Printing Co., Ltd. ......................           26,791
   1,400   Daiichi Sankyo Co., Ltd. ...........................           29,377
     600   Daikin Industries, Ltd. ............................           23,712
     200   Daito Trust Construction Co., Ltd. .................            9,475
     308   Daiwa House Industry Co., Ltd. .....................            3,314
   2,900   Daiwa Securities Group, Inc. .......................           14,603



 Shares                                                               Value
 ------                                                               -----
Japan (continued)
     548   Denso Corp. ........................................   $       16,569
     500   Dentsu, Inc. .......................................           11,518
     700   East Japan Railway Co. .............................           44,323
     500   Eisai Co., Ltd. ....................................           18,394
     500   Electric Power Development Co., Ltd. ...............           14,225
     400   Fanuc, Ltd. ........................................           37,303
  51,000   Fuji Electric Holdings Co., Ltd. ...................           88,252
   1,000   FUJIFILM Holdings Corp. ............................           30,219
   4,600   Fujitsu, Ltd. ......................................           29,864
   1,900   Fukuoka Financial Group, Inc. ......................            6,625
   3,217   Hankyu Hanshin Holdings, Inc. ......................           14,356
  26,000   Hino Motors, Ltd. ..................................           90,009
     100   Hirose Electric Co., Ltd. ..........................           10,491
   2,773   Hitachi, Ltd. ......................................            8,530
     509   Hokkaido Electric Power Co., Inc. ..................            9,239
   1,600   Hokuhoku Financial Group, Inc. .....................            3,273
   6,300   Hokuriku Electric Power Co. ........................          137,636
  10,700   Honda Motor Co., Ltd. ..............................          363,252
     900   HOYA Corp. .........................................           24,028
     200   Ibiden Co., Ltd. ...................................            7,177
       3   INPEX Corp. ........................................           22,697
   3,800   ITOCHU Corp. .......................................           28,086
   1,164   Japan Steel Works, Ltd. (The) ......................           14,851
       8   Japan Tobacco, Inc. ................................           27,028
     700   JFE Holdings, Inc. .................................           27,687
   2,000   Joyo Bank, Ltd. (The) ..............................            8,042
     700   JS Group Corp. .....................................           12,058
   1,200   JTEKT Corp. ........................................           15,443
   4,300   Kajima Corp. .......................................            8,706
   1,700   Kansai Electric Power Co., Inc. (The) ..............           38,386
   1,000   Kao Corp. ..........................................           23,451
       5   KDDI Corp. .........................................           26,499
   1,015   Keio Corp. .........................................            6,129
     110   Keyence Corp. ......................................           22,843
   5,300   Kintetsu Corp. .....................................           17,578
   1,900   Kirin Holdings Co., Ltd. ...........................           30,489
   6,100   Kobe Steel, Ltd. ...................................           11,061
   1,800   Komatsu, Ltd. ......................................           37,704
   1,100   Konica Minolta Holdings, Inc. ......................           11,342
   1,133   Kubota Corp. .......................................           10,402
   1,000   Kuraray Co., Ltd. ..................................           11,777
     300   Kyocera Corp. ......................................           26,437
     700   Kyushu Electric Power Co., Inc. ....................           14,426
  44,200   Marubeni Corp. .....................................          244,304
     900   Marui Group Co., Ltd. ..............................            5,545
  40,000   Minebea Co., Ltd. ..................................          217,188
   4,300   Mitsubishi Chemical Holdings Corp. .................           18,322
   2,600   Mitsubishi Corp. ...................................           64,801
   4,200   Mitsubishi Electric Corp. ..........................           31,219
   2,200   Mitsubishi Estate Co., Ltd. ........................           35,146
   1,400   Mitsubishi Gas Chemical Co., Inc. ..................            7,059
   6,000   Mitsubishi Heavy Industries, Ltd. ..................           21,174
   4,600   Mitsubishi Materials Corp. .........................           11,257
  14,856   Mitsubishi UFJ Financial Group, Inc. ...............           73,221
   3,400   Mitsui & Co., Ltd. .................................           48,261


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Japan (continued)
   1,600   Mitsui Fudosan Co., Ltd. ...........................   $       27,069
   2,700   Mitsui OSK Lines, Ltd. .............................           14,271
     750   Mitsui Sumitomo Insurance
           Group Holdings, Inc. ...............................           19,167
  17,000   Mizuho Financial Group, Inc. .......................           30,589
     500   Murata Manufacturing Co., Ltd. .....................           24,968
   1,583   NEC Corp. ..........................................            4,095
     300   Nidec Corp. ........................................           27,743
     800   Nikon Corp. ........................................           15,807
     637   Nintendo Co., Ltd. .................................          152,229
  14,056   Nippon Electric Glass Co., Ltd. ....................          193,579
   2,100   Nippon Express Co., Ltd. ...........................            8,678
   2,400   Nippon Mining Holdings, Inc. .......................           10,306
   2,300   Nippon Oil Corp. ...................................           10,669
   5,989   Nippon Steel Corp. .................................           24,282
   3,800   Nippon Telegraph & Telephone Corp. .................          150,200
   2,800   Nippon Yusen KK ....................................            8,629
  20,200   Nissan Motor Co., Ltd. .............................          177,621
   1,500   Nitori Co., Ltd. ...................................          111,714
     400   Nitto Denko Corp. ..................................           14,378
   3,500   Nomura Holdings, Inc. ..............................           26,044
   2,100   NSK, Ltd. ..........................................           15,419
       3   NTT Data Corp. .....................................            9,308
      22   NTT DoCoMo, Inc. ...................................           30,719
   1,100   Obayashi Corp. .....................................            3,746
     400   Olympus Corp. ......................................           12,904
     500   Omron Corp. ........................................            8,998
     200   Oriental Land Co., Ltd. ............................           13,168
     180   ORIX Corp. .........................................           12,262
   4,800   Osaka Gas Co., Ltd. ................................           16,187
   2,765   Panasonic Corp. ....................................           39,830
   1,100   Resona Holdings, Inc. ..............................           11,182
   1,100   Ricoh Co., Ltd. ....................................           15,771
     200   Rohm Co., Ltd. .....................................           13,060
   2,900   Sankyo Co., Ltd. ...................................          145,298
     600   Secom Co., Ltd. ....................................           28,515
   1,300   Sega Sammy Holdings, Inc. ..........................           15,566
     300   Seiko Epson Corp. ..................................            4,851
   2,000   Sekisui Chemical Co., Ltd. .........................           12,449
   1,700   Sekisui House, Ltd. ................................           15,442
   1,500   Seven & I Holdings Co., Ltd. .......................           30,646
   1,900   Sharp Corp. ........................................           24,008
     700   Shin-Etsu Chemical Co., Ltd. .......................           39,544
   1,300   Shinsei Bank, Ltd. .................................            1,417
     700   Shiseido Co., Ltd. .................................           13,461
   2,100   Shizuoka Bank, Ltd. (The) ..........................           18,291
   2,800   Showa Denko KK .....................................            5,580
      38   SMC Corp. ..........................................            4,342
   1,300   Softbank Corp. .....................................           30,494
   4,544   Sojitz Corp. .......................................            8,603
   1,900   Sompo Japan Insurance, Inc. ........................           12,258
   1,800   Sony Corp. .........................................           52,360
      65   Sony Financial Holdings, Inc. ......................          169,258
   3,200   Sumitomo Chemical Co., Ltd. ........................           14,048
   2,500   Sumitomo Corp. .....................................           25,472



 Shares                                                               Value
 ------                                                               -----
Japan (continued)
   1,900   Sumitomo Electric Industries, Ltd. .................   $       23,680
   1,800   Sumitomo Heavy Industries, Ltd. ....................            9,118
   7,600   Sumitomo Metal Industries, Ltd. ....................           20,441
   1,300   Sumitomo Metal Mining Co., Ltd. ....................           19,196
   5,600   Sumitomo Mitsui Financial
           Group, Inc. ........................................          160,789
     900   Sumitomo Realty &
           Development Co., Ltd. ..............................           17,000
   2,600   Sumitomo Trust &
           Banking Co., Ltd. (The) ............................           12,774
     300   T&D Holdings, Inc. .................................            6,173
   1,300   Takashimaya Co., Ltd. ..............................            8,288
   1,400   Takeda Pharmaceutical Co., Ltd. ....................           57,716
     200   TDK Corp. ..........................................           12,230
   3,100   Teijin, Ltd. .......................................           10,022
     400   Terumo Corp. .......................................           24,122
   2,500   Tobu Railway Co., Ltd. .............................           13,058
     900   Tohoku Electric Power Co., Inc. ....................           17,846
     891   Tokio Marine Holdings, Inc. ........................           24,329
   2,200   Tokyo Electric Power Co., Inc. (The) ...............           55,249
     300   Tokyo Electron, Ltd. ...............................           19,268
   5,500   Tokyo Gas Co., Ltd. ................................           21,967
   3,000   Tokyu Corp. ........................................           11,953
   2,100   Toppan Printing Co., Ltd. ..........................           17,109
   2,700   Toray Industries, Inc. .............................           14,698
   6,000   Toshiba Corp. ......................................           33,313
   8,900   Toyo Suisan Kaisha, Ltd. ...........................          205,361
     500   Toyota Industries Corp. ............................           14,942
   4,355   Toyota Motor Corp. .................................          183,719
     500   Toyota Tsusho Corp. ................................            7,403
       4   West Japan Railway Co. .............................           13,418
      34   Yahoo! Japan Corp. .................................           10,229
   2,090   Yamada Denki Co., Ltd. .............................          141,078
     600   Yamaha Motor Co., Ltd. .............................            7,593
   1,200   Yamato Holdings Co., Ltd. ..........................           16,714
                                                                  --------------
                                                                       6,421,348
                                                                  --------------
Jersey -- 0.1%
   3,336   Atrium European Real Estate, Ltd. ..................           22,416
                                                                  --------------
Luxembourg -- 0.6%
   4,645   ArcelorMittal ......................................          211,959
                                                                  --------------
Malaysia -- 0.2%
  38,800   Hong Leong Bank BHD ................................           91,985
                                                                  --------------
Mexico -- 1.2%
  97,000   America Movil SAB de CV, Series L ..................          228,430
  24,000   Grupo Financiero Banorte
           SAB de CV, Class O+ ................................           86,661
  52,400   Grupo Mexico SAB de CV, Series B ...................          119,750
                                                                  --------------
                                                                         434,841
                                                                  --------------
Netherlands -- 4.9%
   1,766   Aegon NV ...........................................           11,290
     550   Akzo Nobel NV ......................................           36,414
     953   ASML Holding NV ....................................           32,484


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Netherlands (continued)
     690   European Aeronautic Defence and
           Space Co. NV .......................................   $       13,847
   1,350   Fugro NV, CVA ......................................           77,416
     600   Heineken NV ........................................           28,438
   4,786   ING Groep NV, CVA ..................................           46,016
   1,780   Koninklijke Ahold NV ...............................           23,544
   5,430   Koninklijke DSM NV .................................          266,359
   2,352   Koninklijke KPN NV .................................           39,913
   2,340   Koninklijke Philips Electronics NV .................           69,056
   1,203   Reed Elsevier NV ...................................           14,736
   5,853   Royal Dutch Shell PLC, Class A .....................          177,113
  18,798   Royal Dutch Shell PLC, Class B .....................          547,457
     922   TNT NV .............................................           28,281
  13,345   Unilever NV, CVA ...................................          433,628
     660   Wolters Kluwer NV ..................................           14,410
                                                                  --------------
                                                                       1,860,402
                                                                  --------------
New Zealand -- 0.0%
   7,043   Telecom Corp. of New Zealand, Ltd. .................           12,637
                                                                  --------------
Norway -- 1.0%
  20,122   DnB NOR ASA ........................................          217,145
   2,200   Norsk Hydro ASA ....................................           18,474
   2,150   Orkla ASA ..........................................           21,085
   6,600   Petroleum Geo-Services ASA+ ........................           75,526
   1,472   Statoil ASA ........................................           36,697
     965   Telenor ASA ........................................           13,475
                                                                  --------------
                                                                         382,402
                                                                  --------------
Philippines -- 0.2%
   3,200 Globe Telecom, Inc. ..................................           62,634
                                                                  --------------
Portugal -- 0.2%
   3,730   Banco Comercial Portugues SA,
           Class R ............................................            4,488
   1,620   Brisa Auto-Estradas de Portugal SA .................           16,619
   4,750   Energias de Portugal SA ............................           21,113
   1,970   Portugal Telecom SGPS SA ...........................           23,999
                                                                  --------------
                                                                          66,219
                                                                  --------------
Russia -- 1.0%
   5,000   Gazprom OAO ADR ....................................          126,261
   9,000   Tatneft ADR ........................................          260,051
                                                                  --------------
                                                                         386,312
                                                                  --------------
Singapore -- 2.4%
   3,000   DBS Group Holdings, Ltd. ...........................           32,603
   9,800   Jardine Cycle & Carriage, Ltd. .....................          187,050
   3,908   Keppel Corp., Ltd. .................................           22,757
   6,000   Oversea-Chinese Banking Corp., Ltd. ................           38,622
   2,500   Singapore Airlines, Ltd. ...........................           26,469
   1,825   Singapore Airport Terminal
           Services, Ltd. .....................................            3,545
 130,200   Singapore Telecommunications, Ltd. .................          286,689
  22,200   United Overseas Bank, Ltd. .........................          308,920
                                                                  --------------
                                                                         906,655
                                                                  --------------



 Shares                                                               Value
 ------                                                               -----
South Africa -- 2.2%
   6,000   African Rainbow Minerals, Ltd. .....................   $      140,427
   3,750   AngloGold Ashanti, Ltd. ............................          151,695
  10,000   Aspen Pharmacare Holdings, Ltd. ....................           99,431
   6,700   MTN Group, Ltd. ....................................          106,495
  18,600   Pick n Pay Stores, Ltd. ............................          104,455
  11,000   Remgro, Ltd. .......................................          132,437
  12,100   Shoprite Holdings, Ltd. ............................          106,240
                                                                  --------------
                                                                         841,180
                                                                  --------------
South Korea -- 2.1%
   1,000   LG Electronics, Inc. ...............................          104,322
   1,750   POSCO ADR ..........................................          229,425
     650   Samsung Electronics Co., Ltd. ......................          446,041
                                                                  --------------
                                                                         779,788
                                                                  --------------
Spain -- 4.5%
     609   Abertis Infraestructuras SA ........................           13,747
     138   Acciona SA .........................................           18,008
     144   ACS Actividades de Construccion y
           Servicios SA .......................................            7,187
   6,885   Banco Bilbao Vizcaya Argentaria SA .................          125,274
   1,856   Banco Popular Espanol SA ...........................           13,611
  41,738   Banco Santander SA .................................          688,581
   1,560   Ferrovial SA .......................................           18,394
     210   Fomento de Construcciones y
           Contratas SA .......................................            8,890
     897   Gamesa Corp. Tecnologica SA ........................           15,087
   6,436   Iberdrola SA .......................................           61,574
     380   Inditex SA .........................................           23,693
  11,440   Repsol YPF SA ......................................          306,487
  14,749   Telefonica SA ......................................          412,136
                                                                  --------------
                                                                       1,712,669
                                                                  --------------
Sweden -- 1.9%
     800   Assa Abloy AB, Class B .............................           15,428
  14,400   Atlas Copco AB, Class A ............................          211,902
   1,400   Atlas Copco AB, Class B ............................           18,274
     600   Electrolux AB, Ser B ...............................           14,114
     845   Hennes & Mauritz AB, Class B .......................           46,894
   6,200   Nordea Bank AB .....................................           62,885
  12,800   Sandvik AB .........................................          154,299
   1,000   Scania AB, Class B .................................           12,928
   1,100   Securitas AB, Class B ..............................           10,785
   3,840   Skandinaviska Enskilda
           Banken AB, Class A .................................           23,763
   1,200   SKF AB, Class B ....................................           20,714
   1,500   Svenska Cellulosa AB, Class B ......................           20,020
   1,100   Svenska Handelsbanken AB, Class A ..................           31,372
   3,777   Telefonaktiebolaget LM Ericsson,
           Class B ............................................           34,808
   4,100   TeliaSonera AB .....................................           29,665
   2,283   Volvo AB, Class B ..................................           19,602
                                                                  --------------
                                                                         727,453
                                                                  --------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Switzerland -- 5.1%
   3,841   ABB, Ltd. ..........................................   $       73,960
     130   Actelion, Ltd.+ ....................................            6,938
     340   Adecco SA ..........................................           18,742
   1,100   Compagnie Financiere Richemont SA ..................           36,963
   1,883   Credit Suisse Group AG .............................           93,219
   1,800   GAM Holding, Ltd. ..................................           21,780
      90   Geberit AG .........................................           15,944
     530   Holcim, Ltd.+ ......................................           41,160
   1,800   Julius Baer Group, Ltd. ............................           63,257
   6,439   Nestle SA ..........................................          312,282
     325   Nobel Biocare Holding AG ...........................           10,885
  10,928   Novartis AG ........................................          596,337
   1,191   Roche Holding AG ...................................          203,529
   1,470   STMicroelectronics NV ..............................           13,561
      79   Swatch Group AG (The) ..............................           19,982
      66   Swiss Life Holding AG ..............................            8,391
     764   Swiss Reinsurance Co., Ltd. ........................           36,573
      48   Swisscom AG ........................................           18,319
     166   Syngenta AG ........................................           46,846
     149   Synthes, Inc. ......................................           19,518
   4,866   UBS AG .............................................           75,720
     860   Zurich Financial Services AG .......................          187,880
                                                                  --------------
                                                                       1,921,786
                                                                  --------------
United Kingdom -- 15.0%
   2,297   3i Group PLC .......................................           10,400
   4,607   Anglo American PLC .................................          199,518
   6,815   AstraZeneca PLC ....................................          320,286
  29,540   Aviva PLC ..........................................          187,908
   6,290   BAE Systems PLC ....................................           36,404
  16,799   Barclays PLC .......................................           74,024
   5,198   BG Group PLC .......................................           93,856
   9,663   BHP Billiton PLC ...................................          308,056
  30,463   BP PLC .............................................          294,156
   3,143   British American Tobacco PLC .......................          102,032
   1,069   British Land Co. PLC ...............................            8,232
   2,330   British Sky Broadcasting Group PLC .................           21,047
   7,318   BT Group PLC, Class A ..............................           15,937
   4,422   Cable & Wireless PLC ...............................           10,060
   2,451   Cadbury PLC ........................................           31,514
   1,219   Capita Group PLC (The) .............................           14,739
     400   Carnival PLC+ ......................................           13,627
   9,673   Centrica PLC .......................................           43,814
  18,980   Compass Group PLC ..................................          135,830
   3,710   Diageo PLC .........................................           64,725
   8,510   Enterprise Inns PLC ................................           12,751
  28,000   G4S PLC ............................................          117,364
   8,732   GlaxoSmithKline PLC ................................          185,169
     490   Hammerson PLC ......................................            3,335
   2,878   Home Retail Group PLC ..............................           13,053
  72,601   HSBC Holdings PLC ..................................          828,256
  12,960   Imperial Tobacco Group PLC .........................          408,853
     619   Intercontinental Hotels Group PLC ..................            8,894
   3,260   International Power PLC ............................           16,244
     830   Johnson Matthey PLC ................................           20,475



 Shares                                                               Value
 ------                                                               -----
United Kingdom (continued)
   4,950   Kingfisher PLC .....................................   $       18,222
     970   Land Securities Group PLC ..........................           10,676
  13,730   Legal & General Group PLC ..........................           17,663
  14,104   Lloyds Banking Group PLC ...........................           11,348
     350   London Stock Exchange Group PLC ....................            4,042
   3,512   Man Group PLC ......................................           17,333
   2,730   Marks & Spencer Group PLC ..........................           17,638
   2,695   National Grid PLC ..................................           29,416
   6,640   Next PLC ...........................................          222,015
  12,240   Old Mutual PLC .....................................           21,435
   1,940   Pearson PLC ........................................           27,816
   4,759   Prudential PLC .....................................           48,714
     831   Reckitt Benckiser Group PLC ........................           44,982
   1,930   Reed Elsevier PLC ..................................           15,844
   2,290   Rexam PLC ..........................................           10,706
   5,933   Rio Tinto PLC ......................................          320,362
   3,689   Rolls-Royce Group PLC ..............................           28,728
  28,552   Royal Bank of Scotland Group PLC ...................           13,254
   5,679   RSA Insurance Group PLC ............................           11,033
   1,780   SABMiller PLC ......................................           52,321
   4,410   Sage Group PLC (The) ...............................           15,617
   3,120   Sainsbury (J) PLC ..................................           16,268
   1,550   Scottish & Southern Energy PLC .....................           29,012
     500   Severn Trent PLC ...................................            8,737
   2,010   Smith & Nephew PLC .................................           20,676
   1,276   Smiths Group PLC ...................................           20,801
  18,289   Standard Chartered PLC .............................          461,721
  11,297   Tesco PLC ..........................................           77,935
   2,071   Tullow Oil PLC .....................................           43,450
   2,529   Unilever PLC .......................................           81,068
   1,228   United Utilities Group PLC .........................            9,816
  86,514   Vodafone Group PLC .................................          200,341
     625   Whitbread PLC ......................................           14,182
   2,185   WM Morrison Supermarkets PLC .......................            9,749
     157   Wolseley PLC .......................................            3,143
   2,730   WPP PLC ............................................           26,700
   3,750   Xstrata PLC ........................................           66,885
                                                                  --------------
                                                                       5,650,208
                                                                  --------------
United States -- 0.4%
   3,350   Philip Morris International, Inc. ..................          161,437
                                                                  --------------
Total Common Stock (Cost $36,886,824) .........................       35,883,436
                                                                  --------------
PREFERRED STOCK -- 2.5%

Brazil -- 2.4%
   5,300   Banco Bradesco SA ..................................          110,654
  34,170   Investimentos Itau SA ..............................          232,375
  12,600   Petroleo Brasileiro SA .............................          265,305
  12,800   Vale SA, Class A ...................................          309,992
                                                                  --------------
                                                                         918,326
                                                                  --------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Germany -- 0.1%
     550   Henkel AG & Co. KGAA ...............................   $       28,835
     190   Porsche Automobil Holding SE .......................           11,743
     160   Volkswagen AG ......................................           15,067
                                                                  --------------
                                                                          55,645
                                                                  --------------
Total Preferred Stock (Cost $971,128)                                    973,971
                                                                  --------------
EXCHANGE-TRADED FUND -- 0.8%
   5,400   iShares MSCI EAFE Index Fund
           (Cost $271,579)                                               298,620
                                                                  --------------
PRIVATE COMPANY -- 0.0%
   7,765   BGP Holdings PLC+ (Cost $--)                                       --
                                                                  --------------
RIGHTS -- 0.0%
      80   Woodside Petroleum, Ltd.,
           Expires 01/10+                                                    367
   4,495   Fortis, Expires 07/14+                                             --
                                                                  --------------
Total Rights (Cost $--)                                                      367
                                                                  --------------
Total Investments -- 98.6%
(Cost $38,129,531)                                                    37,156,394
Other Assets & Liabilities, Net -- 1.4%                                  501,139
                                                                  --------------
NET ASSETS -- 100.0%                                              $   37,657,533
                                                                  ==============

+ Non-income producing security.
^ Securities incorporated in the same country but traded on different exchanges.
ADR - American Depositary Receipt
EAFE - Europe, Australasia, Far East
MSCI - Morgan Stanley Capital International
PLC - Public Limited Company
PPS - Price Protected Shares
VVPR - Voter Verified Paper Record
Amounts designated as "--" are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's investments carried at value:



INVESTMENTS
IN SECURITIES         LEVEL 1       LEVEL 2        LEVEL 3        TOTAL
                    ----------    -----------      -------     ------------
Common Stock
  Australia ......  $       --    $ 1,454,720*     $   --      $  1,454,720
  Austria ........          --        313,654*         --           313,654
  Belgium ........          --        272,976*         --           272,976
  Bermuda ........          --         72,127*         --            72,127
  Canada .........   1,189,220            --           --         1,189,220
  China ..........          --        571,597*         --           571,597
  Denmark ........          --        189,272*         --           189,272
  Finland ........          --        322,654*         --           322,654
  France .........          --      3,199,108*         --         3,199,108
  Germany ........          --      2,006,440*         --         2,006,440
  Greece .........          --         70,258*         --            70,258
  Guernsey .......          --          7,125*         --             7,125
  Hong Kong ......          --      1,221,456*         --         1,221,456
  India ..........     370,309             --          --           370,309
  Indonesia ......          --        619,280*         --           619,280
  Ireland ........          --         64,727*         --            64,727
  Israel .........     207,866        112,616*         --           320,482
  Italy ..........          --        963,700*         --           963,700
  Japan ..........          --      6,421,348*         --         6,421,348
  Jersey .........          --         22,416*         --            22,416
  Luxembourg .....          --        211,959*         --           211,959
  Malaysia .......          --         91,985*         --            91,985
  Mexico .........     434,841             --          --           434,841
  Netherlands ....          --      1,860,402*         --         1,860,402
  New Zealand ....          --         12,637*         --            12,637
  Norway .........          --        382,402*         --           382,402
  Phillippines ...          --         62,634*         --            62,634
  Portugal .......          --         66,219*         --            66,219
  Russia .........          --        386,312*         --           386,312
  Singapore ......          --        906,655*         --           906,655
  South Africa ...          --        841,180*         --           841,180
  South Korea ....     229,425        550,363*         --           779,788
  Spain ..........          --      1,712,669*         --         1,712,669
  Sweden .........          --        727,453*         --           727,453
  Switzerland ....      63,257      1,858,529*         --         1,921,786
  United Kingdom .          --      5,650,208*         --         5,650,208
  United States ..     161,437             --          --           161,437
                    ----------    -----------      ------      -----------
                      2,656,355    33,227,081          --        35,883,436
Preferred Stock
  Brazil .........     918,326             --          --           918,326
  Germany ........          --         55,645          --            55,645
                    ----------    -----------      ------      -----------
                       918,326         55,645          --           973,971
Exchange-
  Traded Fund ....     298,620             --          --           298,620
                    ----------    -----------      ------      -----------
Rights ...........          --            367          --               367
                    ----------    -----------      ------      -----------
Total Investments
  in Securities ..  $3,873,301    $33,283,093      $   --      $37,156,394
                    ==========    ===========      ======      ===========

* Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading through the application of a third party valuation model.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                               DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


The following is a reconciliation of Level 3 assets for which significant observable inputs were used to determine fair value:

                                                                 INVESTMENTS
                                                                IN SECURITIES
                                                                --------------
Beginning balance as of January 1, 2009 .....................     $ 339,886
  Accrued discounts/premiums ................................            --
  Realized gain/(loss) ......................................            --
  Change in unrealized
    appreciation/(depreciation) .............................            --
  Net purchases/sales .......................................            --
  Net transfer in and/or out of Level 3 .....................      (339,886)
                                                                  ---------
Ending balance as of December 31, 2009 ......................     $      --
                                                                  =========
























                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                               DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
COMMON STOCK -- 92.4%
Consumer Discretionary -- 11.4%
     500   Amazon.com, Inc.+ ..................................   $       67,260
   6,200   Cablevision Systems Corp., Class A .................          160,084
  20,350   Comcast Corp. Special Class A ......................          343,101
   8,540   Home Depot, Inc. (The) .............................          247,063
   9,400   Marcus Corp. .......................................          120,508
   4,500   McDonald's Corp. ...................................          280,980
  17,630   Newell Rubbermaid, Inc. ............................          264,626
  30,090   News Corp., Class B ................................          479,033
  39,690   Staples, Inc. ......................................          975,977
  32,500   Target Corp. .......................................        1,572,025
  26,800   Toll Brothers, Inc.+ ...............................          504,108
  26,310   Walt Disney Co. (The) ..............................          848,497
                                                                  --------------
                                                                       5,863,262
                                                                  --------------
Consumer Staples -- 10.2%
   2,300   Cadbury PLC ADR ....................................          118,197
   5,000   Costco Wholesale Corp. .............................          295,850
   1,800   CVS Caremark Corp. .................................           57,978
   8,700   Estee Lauder Cos., Inc. (The), Class A .............          420,732
   4,230   General Mills, Inc. ................................          299,526
   5,000   HJ Heinz Co. .......................................          213,800
  11,600   Kellogg Co. ........................................          617,120
  10,800   Kimberly-Clark Corp. ...............................          688,068
  13,060   Kraft Foods, Inc., Class A .........................          354,971
  11,400   McCormick & Co., Inc. ..............................          411,882
  13,150   PepsiCo, Inc. ......................................          799,520
  16,190   Procter & Gamble Co. (The) .........................          981,600
                                                                  --------------
                                                                       5,259,244
                                                                  --------------
Energy -- 11.0%
  22,280   BP PLC ADR .........................................        1,291,572
   2,200   Cenovus Energy, Inc. ...............................           55,440
   2,360   Devon Energy Corp. .................................          173,460
   3,590   Diamond Offshore Drilling, Inc. ....................          353,328
  25,150   El Paso Corp. ......................................          247,224
   2,200   EnCana Corp. .......................................           71,258
  12,460   Halliburton Co. ....................................          374,921
   8,880   National Oilwell Varco, Inc. .......................          391,519
  17,860   Newfield Exploration Co.+ ..........................          861,388
   7,800   Petrohawk Energy Corp.+ ............................          187,122
  24,300   Petroleo Brasileiro SA ADR .........................        1,158,624
   1,700   Schlumberger, Ltd. .................................          110,653
  12,870   Spectra Energy Corp. ...............................          263,964
   7,600   Weatherford International, Ltd.+ ...................          136,116
                                                                  --------------
                                                                       5,676,589
                                                                  --------------
Financials -- 12.3%
   7,280   American Express Co. ...............................          294,986
  23,600   Annaly Capital Management, Inc. ....................          409,460
  53,470   Bank of America Corp. ..............................          805,258
   7,200   Bank of America Corp. Cnv+ .........................          107,424
   5,160   Bank of New York Mellon Corp. (The) ................          144,325
       7   Berkshire Hathaway, Inc., Class A+ .................          694,400
  17,100   Charles Schwab Corp. (The) .........................          321,822



 Shares                                                               Value
 ------                                                               -----
Financials (continued)
  64,090   Chimera Investment Corp. ...........................   $      248,669
  10,000   Forest City Enterprises, Inc., Class A+ ............          117,800
  26,510   JPMorgan Chase & Co. ...............................        1,104,672
   7,900   Moody's Corp. ......................................          211,720
  14,900   Progressive Corp. (The) ............................          268,051
  17,820   Travelers Cos., Inc. (The) .........................          888,505
  27,740   Wells Fargo & Co. ..................................          748,703
                                                                  --------------
                                                                       6,365,795
                                                                  --------------
Health Care -- 11.0%
  19,200   Abbott Laboratories ................................        1,036,608
  19,510   AmerisourceBergen Corp., Class A ...................          508,625
   3,850   Amgen, Inc.+ .......................................          217,795
  23,090   Bristol-Myers Squibb Co. ...........................          583,023
   7,030   Celgene Corp.+ .....................................          391,430
   3,720   Edwards Lifesciences Corp.+ ........................          323,082
  21,300   Johnson & Johnson ..................................        1,371,933
  19,300   Novartis AG ADR ....................................        1,050,499
  11,880   Pfizer, Inc. .......................................          216,097
                                                                  --------------
                                                                       5,699,092
                                                                  --------------
Industrials -- 10.7%
   4,000   3M Co. .............................................          330,680
   7,500   Covanta Holding Corp.+ .............................          135,675
   6,510   Eaton Corp. ........................................          414,166
   7,000   Emerson Electric Co. ...............................          298,200
   4,000   First Solar, Inc.+ .................................          541,600
  55,610   General Electric Co. ...............................          841,379
   6,900   Honeywell International, Inc. ......................          270,480
  47,680   Masco Corp. ........................................          658,461
   8,300   McDermott International, Inc.+ .....................          199,283
   6,970   Norfolk Southern Corp. .............................          365,367
   6,500   Quanta Services, Inc.+ .............................          135,460
   6,660   Tyco International, Ltd. ...........................          237,629
   8,910   United Parcel Service, Inc., Class B ...............          511,167
   1,100   Verisk Analytics, Inc., Class A+ ...................           33,308
  16,650   Waste Management, Inc. .............................          562,937
                                                                  --------------
                                                                       5,535,792
                                                                  --------------
Information Technology -- 17.6%
   4,340   Apple, Inc.+ .......................................          915,132
  17,690   ASML Holding NV, NY Shares .........................          603,052
  12,050   Autodesk, Inc.+ ....................................          306,191
   6,600   Automatic Data Processing, Inc. ....................          282,612
  21,440   Cisco Systems, Inc.+ ...............................          513,274
   1,800   Citrix Systems, Inc.+ ..............................           74,898
  25,220   Corning, Inc. ......................................          486,998
  11,110   Dolby Laboratories, Inc., Class A+ .................          530,281
  11,700   EMC Corp.+ .........................................          204,399
     630   Google, Inc., Class A+ .............................          390,587
   9,490   Hewlett-Packard Co. ................................          488,830
  13,380   Intel Corp. ........................................          272,952
   2,920   International Business Machines Corp. ..............          382,228
  14,600   Juniper Networks, Inc.+ ............................          389,382
  18,600   LSI Corp.+ .........................................          111,786


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                               DECEMBER 31, 2009 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------


 Shares                                                               Value
 ------                                                               -----
Information Technology (continued)
  53,180   Microsoft Corp. ....................................   $    1,621,458
  11,310   Oracle Corp. .......................................          277,547
  11,400   QUALCOMM, Inc. .....................................          527,364
   8,920   VeriSign, Inc.+ ....................................          216,221
   5,450   Visa, Inc., Class A ................................          476,657
                                                                  --------------
                                                                       9,071,849
                                                                  --------------
Materials -- 3.5%
   3,400   Air Products & Chemicals, Inc. .....................          275,604
   3,400   BHP Billiton, Ltd. ADR .............................          260,372
  10,230   Celanese Corp., Series A ...........................          328,383
   3,100   Ecolab, Inc. .......................................          138,198
   4,820   EI du Pont de Nemours & Co. ........................          162,289
  11,250   International Paper Co. ............................          301,275
   6,000   PPG Industries, Inc. ...............................          351,240
                                                                  --------------
                                                                       1,817,361
                                                                  --------------
Telecommunication Services -- 2.8%
   7,100   American Tower Corp., Class A+ .....................          306,791
  19,940   AT&T, Inc. .........................................          558,918
  17,400   Verizon Communications, Inc. .......................          576,462
                                                                  --------------
                                                                       1,442,171
                                                                  --------------
Utilities -- 1.9%
  13,900   FPL Group, Inc. ....................................          734,198
  10,400   NRG Energy, Inc.+ ..................................          245,544
                                                                  --------------
                                                                         979,742
                                                                  --------------
Total Common Stock (Cost $36,611,006)                                 47,710,897
                                                                  --------------
Total Investments -- 92.4%
(Cost $36,611,006)                                                    47,710,897
Other Assets & Liabilities, Net -- 7.6%                                3,916,605
                                                                  --------------
NET ASSETS -- 100.0%                                                 $51,627,502
                                                                  ==============


+ Non-income producing security.
ADR - American Depositary Receipt
Cnv - Convertible
NY - New York
PLC - Public Limited Company

As of December 31, 2009, all of the Fund's investments in securities were considered Level 1. Please see Note 2 in Notes to the Financial Statements for further information regarding fair value measurements.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES                                      [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                         SMALL CAP    INTERNATIONAL   SOCIALLY
                                             EQUITY          BALANCED        INCOME        GROWTH         EQUITY     RESPONSIBLE
                                              FUND             FUND           FUND          FUND           FUND         FUND
                                          --------------   ------------   ------------   ------------  ------------  ------------
ASSETS:
Investments in securities, at value
(Note 2) ...............................  $ 113,714,268    $         --   $ 98,732,195   $ 34,708,534   $37,156,394   $ 47,710,897
Investments in affiliated funds, at
 value .................................     93,942,570     166,737,158             --             --            --             --
TBA purchase commitments, at value .....             --              --     13,637,971             --            --             --
Cash ...................................             --         429,278             --             --            --             --
Cash equivalents .......................      1,155,232              --      1,224,787        171,012       470,958      4,134,601
Foreign currency, at value .............             --              --             --             --         3,625             --
Unrealized appreciation on forward
 currency exchange contracts ...........             --              --         87,814             --            --             --
Receivable for investment securities
 sold and matured ......................             --              --      4,608,948        256,368            --         44,770
Receivable for Fund shares sold ........         14,153          10,775          9,942         21,232        19,829         17,794
Reclaims receivable ....................             --              --          4,033             --       131,989             --
Dividends and interest receivable ......        109,683              --        853,100          5,033        33,815         86,512
                                          -------------    ------------   ------------   ------------   -----------   ------------
 Total assets ..........................    208,935,906     167,177,211    119,158,790     35,162,179    37,816,610     51,994,574
                                          -------------    ------------   ------------   ------------   -----------   ------------
LIABILITIES:
TBA sale commitments, at value .........             --              --      3,283,501             --            --             --
Payable for investment securities
 purchased .............................        699,924              --     15,091,098        100,663        16,657        233,152
Variation margin .......................         18,810              --             --             --            --             --
Payable for Fund shares redeemed .......        217,012         209,992         30,023         37,467        42,591         59,906
Unrealized depreciation on
 forward contracts .....................             --              --         33,819             --            --             --
Obligation to return securities
 lending collateral ....................             --              --             --             18            --             --
Investment advisory fees payable
 (Note 3) ..............................         67,109              --         47,080         27,109        26,387         36,664
Distribution fees payable (Note 4) .....         73,512              --         22,683          7,249         7,932         11,024
Administration and Accounting
 fees payable ..........................         12,268           9,906          5,980          2,094         2,296          3,049
Trustees' fees payable .................          1,684           1,374            844            273           309            419
Chief Compliance Officer fees
  payable ..............................          2,261           1,846          1,133            366           416            563
Other accrued expenses .................        124,106          69,724         67,671         32,486        62,489         22,295
                                          -------------    ------------   ------------   ------------   -----------   ------------
 Total liabilities .....................      1,216,686         292,842     18,583,832        207,725       159,077        367,072
                                          -------------    ------------   ------------   ------------   -----------   ------------
NET ASSETS .............................  $ 207,719,220    $166,884,369   $100,574,958   $ 34,954,454   $37,657,533   $ 51,627,502
                                          =============    ============   ============   ============   ===========   ============
NET ASSETS consist of:
Undistributed net investment income ....  $      20,236    $  3,379,087   $  3,501,713   $         --   $   276,917   $    553,942
Accumulated net realized gain/(loss)
 on investments, futures contracts
 and foreign currency transactions .....   (152,059,504)    (35,096,220)     1,365,885    (18,666,715)   (9,551,545)   (25,815,100)
Net unrealized appreciation/
 (depreciation) of investments,
 investments in affiliated funds,
 futures contracts and other
 assets and liabilities
 denominated in foreign
 currencies ............................     19,696,895       4,589,476     (8,429,611)     2,612,543      (950,153)    11,099,891
Paid-in capital ........................    340,061,593     194,012,026    104,136,971     51,008,626    47,882,314     65,788,769
                                          -------------    ------------   ------------   ------------   -----------   ------------
NET ASSETS .............................   $207,719,220    $166,884,369   $100,574,958   $ 34,954,454   $37,657,533   $ 51,627,502
                                          =============    ============   ============   ============   ===========   ============
SHARES OUTSTANDING:
(Unlimited shares authorized) ..........     12,571,354      11,341,515      8,753,042      3,130,231     3,226,529      5,156,323
                                          =============    ============   ============   ============   ===========   ============
NET ASSET VALUE:
(Offering and redemption
 price per share) ......................  $       16.52    $      14.71   $      11.49   $      11.17   $     11.67   $      10.01
                                          =============    ============   ============   ============   ===========   ============
Investments, at cost (Note 2) ..........  $  97,935,904    $         --   $107,064,736   $ 32,095,991   $38,129,531   $ 36,611,006
Investments in affiliated funds,
 at cost ...............................  $  90,035,716    $162,147,682   $         --   $         --   $        --   $         --
TBA purchase commitments,
 cost payable ..........................  $          --    $         --   $ 13,841,035   $         --   $        --   $         --
TBA sale commitments,
 proceeds receivable ...................  $          --    $         --   $  3,335,500   $         --   $        --   $         --
Foreign currency, at cost ..............  $          --    $         --   $         --   $         --   $     3,625   $         --
Market value of securities on loan .....  $          --    $         --   $         --   $         18   $        --   $         --


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS                                                  [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                          SMALL CAP    INTERNATIONAL    SOCIALLY
                                              EQUITY         BALANCED         INCOME        GROWTH        EQUITY       RESPONSIBLE
                                               FUND            FUND            FUND          FUND          FUND           FUND
                                          -------------    ------------   ------------   ------------   -----------   -------------
INVESTMENT INCOME:
Dividends ..............................  $   4,622,754    $         --   $    15,418    $    201,947   $ 1,180,151    $ 1,166,562
Dividends from affiliated funds ........        457,982       3,708,248             --             --            --             --
Interest ...............................          2,680              --      4,528,424             --            --             --
Foreign taxes withheld .................        (16,583)             --             --             --      (107,571)        (2,461)
                                          -------------    ------------   ------------   ------------   -----------   ------------
 Total income                                 5,066,833       3,708,248      4,543,842        201,947     1,072,580      1,164,101
                                          -------------    ------------   ------------   ------------   -----------   ------------
EXPENSES:
Investment advisory fees (Note 3) ......      1,514,969              --        546,402        358,142       330,210        381,654
Distribution fees (Note 4) .............        593,545              --        248,365         77,857        82,553        112,251
Administration and accounting fees .....        163,012         105,494         68,532         21,425        22,712         30,912
Chief Compliance Officer fees ..........            725           1,133            739            225           265            357
Professional fees ......................        117,820          83,381         57,096         16,986        17,630         23,878
Printing fees ..........................        113,417          54,821         27,288         30,424        33,920         29,672
Transfer agent fees ....................         93,090          22,844         15,946          4,630         4,940          6,552
Custodian fees .........................         64,286           6,842             --         33,482        37,427          8,053
Trustees' fees and expenses (Note 3) ...         50,379          30,484         20,000          6,163         6,475          8,843
Other ..................................         45,358          24,124         88,350         29,657        71,245          7,958
                                          -------------    ------------   ------------   ------------   -----------   ------------
 Total Expenses                               2,756,601         329,123      1,072,718        578,991       607,377        610,130
Fees waived by Investment Adviser
 (Note 3) ..............................             --              --             --        (71,080)      (65,191)            --
                                          -------------    ------------   ------------   ------------   -----------   ------------
 Net expenses ..........................      2,756,601         329,123      1,072,718        507,911       542,186        610,130
                                          -------------    ------------   ------------   ------------   -----------   ------------
Net investment income/(loss) ...........      2,310,232       3,379,125      3,471,124       (305,964)      530,394        553,971
                                          -------------    ------------   ------------   ------------   -----------   ------------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS,
 FUTURES CONTRACTS AND
 FOREIGN CURRENCY TRANSACTIONS
 (Notes 2 and 5):
Net realized gain/(loss) from:
 Investments ...........................    (52,105,000)             --      1,408,213     (2,528,666)   (4,840,616)   (19,578,236)
 Investments in affiliated funds .......         17,101      (5,898,998)
 Futures contracts .....................        709,894              --             --             --            --             --
 Forward foreign currency
   exchange contracts and foreign
   currency transactions ...............             --              --       (115,666)            --         7,471             --
Net change in unrealized appreciation/
 (depreciation) of:
 Investments ...........................     97,761,668              --      7,424,171     10,716,339    13,309,659     28,166,606
 Investments in affiliated funds .......      3,906,855      28,179,406
 Futures contracts .....................        (17,251)             --             --             --            --             --
 Forward foreign currency exchange
   contracts and other assets and
   liabilities denominated in
   foreign currencies ..................             --              --        152,667             --         8,350             --
                                          -------------    ------------   ------------   ------------   -----------   ------------
Net realized and unrealized gain on
 investments, futures contracts and
 foreign currencies ....................     50,273,267      22,280,408      8,869,385      8,187,673     8,484,864      8,588,370
                                          -------------    ------------   ------------   ------------   -----------   ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .............  $  52,583,499    $ 25,659,533   $ 12,340,509   $  7,881,709   $ 9,015,258   $  9,142,341
                                          =============    ============   ============   ============   ===========   =============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                                          SMALL CAP    INTERNATIONAL    SOCIALLY
                                              EQUITY         BALANCED         INCOME        GROWTH        EQUITY       RESPONSIBLE
                                               FUND            FUND            FUND          FUND          FUND           FUND
                                          -------------    ------------   ------------   ------------   -----------   -------------
OPERATIONS:

Net investment income/(loss) ...........  $   2,310,232    $  3,379,125   $  3,471,124   $   (305,964)  $   530,394   $    553,971
Net realized gain/(loss) on investments,
 futures contracts, forward foreign
 currency exchange contracts and
 foreign currency transactions .........    (51,378,005)     (5,898,998)     1,292,547     (2,528,666)   (4,833,145)   (19,578,236)
Net change in unrealized appreciation
 of investments, futures contracts,
 forward foreign currency exchange
 contracts and other assets and
 liabilities denominated in
 foreign currencies ....................    101,651,272      28,179,406      7,576,838     10,716,339    13,318,009     28,166,606
                                          -------------    ------------   ------------   ------------   -----------   ------------
Net increase in net assets resulting
 from operations .......................     52,583,499      25,659,533     12,340,509      7,881,709     9,015,258      9,142,341
                                          -------------    ------------   ------------   ------------   -----------   ------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income ..................     (2,338,855)     (5,314,130)    (4,609,550)            --      (596,674)      (821,779)
                                          -------------    ------------   ------------   ------------   -----------   ------------
Total distributions to shareholders ....     (2,338,855)     (5,314,130)    (4,609,550)            --      (596,674)      (821,779)
                                          -------------    ------------   ------------   ------------   -----------   ------------
CAPITAL STOCK TRANSACTIONS:
 (DOLLARS)
  Shares sold ..........................      5,702,250       1,499,605     12,803,458      1,337,131     1,838,303      1,430,497
  Shares issued as reinvestment
    of distributions ...................      2,317,402       5,314,129      4,609,547             --       596,674        821,778
  Shares redeemed ......................   (104,878,910)    (15,532,524)   (26,172,970)    (5,117,537)   (6,049,914)    (3,523,125)
                                          -------------    ------------   ------------   ------------   -----------   ------------
Net decrease in net assets from
 capital stock transactions ............    (96,859,258)     (8,718,790)    (8,759,965)    (3,780,406)   (3,614,937)    (1,270,850)
                                          -------------    ------------   ------------   ------------   -----------   ------------
Net increase/(decrease) in net assets ..    (46,614,614)     11,626,613     (1,029,006)     4,101,303     4,803,647      7,049,712

NET ASSETS:
Beginning of year ......................    254,333,834     155,257,756    101,603,964     30,853,151    32,853,886     44,577,790
                                          -------------    ------------   ------------   ------------   -----------   ------------
End of year ............................  $ 207,719,220    $166,884,369   $100,574,958    $34,954,454   $37,657,533   $ 51,627,502
                                          =============    ============   ============   ============   ===========   =============
Undistributed net investment income/
 (Accumulated net investment loss)/
 (Distributions in excess of net
 investment income) at end of year .....  $      20,236    $  3,379,087   $  3,501,713   $         --   $   276,917   $    553,942
                                          =============    ============   ============   ============   ===========   =============
CAPITAL SHARE TRANSACTIONS:
  Shares sold ..........................        406,602         109,042      1,084,272        145,250       190,723        167,792
  Shares issued as reinvestment
    of distributions ...................        138,933         359,063        401,528             --        50,824         81,445
  Shares redeemed ......................     (6,791,248)     (1,193,032)    (2,292,681)      (562,985)     (645,632)      (416,353)
                                          -------------    ------------   ------------   ------------   -----------   ------------
Net decrease in shares outstanding .....     (6,245,713)       (724,927)      (806,881)      (417,735)     (404,085)      (167,116)
                                          =============    ============   ============   ============   ===========   =============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------


                                                                                          SMALL CAP    INTERNATIONAL    SOCIALLY
                                              EQUITY         BALANCED         INCOME        GROWTH        EQUITY       RESPONSIBLE
                                               FUND            FUND            FUND          FUND          FUND           FUND
                                          -------------    ------------   ------------   ------------   -----------   -------------
OPERATIONS:
Net investment income/(loss) ...........  $   3,145,465    $  3,848,157   $  5,175,098   $   (381,410)  $   884,822   $    821,789
Net realized gain/(loss) on investments,
 futures contracts, forward foreign
 currency exchange contracts and
 foreign currency transactions .........    (91,110,121)    (22,937,930)     2,054,752    (12,852,693)   (4,631,200)    (6,188,823)
Distributions from underlying funds ....             --       1,635,347             --             --            --             --
Net change in unrealized appreciation/
 (depreciation) of investments, futures
 contracts, forward foreign currency
 exchange contracts and other assets
 and liabilities denominated in
 foreign currencies ....................   (100,644,742)    (42,884,329)   (15,601,892)   (13,596,976)  (21,262,212)   (26,154,352)
                                          -------------    ------------   ------------   ------------   -----------   ------------
Net decrease in net assets resulting
 from operations .......................   (188,609,398)    (60,338,755)   (8,372,042)    (26,831,079)  (25,008,590)   (31,521,386)
                                          -------------    ------------   ------------   ------------   -----------   ------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income ..................     (3,121,578)    (12,582,403)    (5,466,491)            --      (719,012)      (883,214)
Net realized capital gains .............       (793,565)    (11,917,231)    (2,370,929)            --            --     (3,836,943)
                                          -------------    ------------   ------------   ------------   -----------   ------------
Total distributions to
 shareholders ..........................     (3,915,143)    (24,499,634)    (7,837,420)            --      (719,012)    (4,720,157)
                                          -------------    ------------   ------------   ------------   -----------   ------------
CAPITAL STOCK TRANSACTIONS:
 (DOLLARS)
  Shares sold ..........................     28,278,757       1,589,717     15,887,444      3,277,019     5,034,734      1,258,929
  Shares issued from merger ............             --              --      4,105,280             --            --             --
  Shares issued as reinvestment
    of distributions ...................      3,891,019      24,499,630      7,837,416             --       719,168      4,720,155
  Shares redeemed ......................    (81,443,597)    (29,177,084)   (37,480,121)    (4,351,194)   (4,265,202)    (8,962,208)
                                          -------------    ------------   ------------   ------------   -----------   ------------
Net increase/(decrease) in net assets
 from capital stock transactions .......    (49,273,821)     (3,087,737)    (9,649,981)    (1,074,175)    1,488,700     (2,983,124)
                                          -------------    ------------   ------------   ------------   -----------   ------------
Net decrease in net assets .............   (241,798,362)    (87,926,126)   (25,859,443)   (27,905,254)  (24,238,902)   (39,224,667)
NET ASSETS:
Beginning of year ......................    496,132,196     243,183,882    127,463,407     58,758,405    57,092,788     83,802,457
                                          -------------    ------------   ------------   ------------   -----------   ------------
End of year ............................  $ 254,333,834    $155,257,756   $101,603,964   $ 30,853,151    32,853,886   $ 44,577,790
                                          =============    ============   ============   ============   ===========   =============
Undistributed net investment income
 at end of year ........................  $       3,965    $  5,314,092    $ 4,724,814   $         --   $   333,821      $ 821,750
                                          =============    ============   ============   ============   ===========   =============
CAPITAL SHARE TRANSACTIONS:
  Shares sold ..........................      2,013,913          87,690      1,387,859        271,641       390,016        104,391
  Shares issued from merger ............             --              --        362,339             --            --             --
  Shares issued as reinvestment
    of distributions ...................        298,755       1,862,221        730,664             --        81,531        582,656
  Shares redeemed ......................     (5,097,194)     (1,600,842)    (3,290,906)      (345,521)     (314,259)      (676,532)
                                          -------------    ------------   ------------   ------------   -----------   ------------
Net increase/(decrease) in
 shares outstanding ....................     (2,784,526)        349,069       (810,044)       (73,880)      157,288         10,515
                                          =============    ============   ============   ============   ===========   =============


                       See Notes to Financial Statements.
                                       56

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                               [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                           YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                     2009            2008            2007           2006           2005
                                                   --------        --------        --------       --------       --------
Net asset value, beginning of year ..............  $  13.52        $  22.97        $  25.24       $  22.35       $  21.34
                                                   --------        --------        --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ........................      0.14            0.15            0.14           0.21           0.25
Net realized and unrealized gain/(loss) on
 investments and futures contracts ..............      3.05           (9.39)           0.47           3.57           1.01
                                                   --------        --------        --------       --------       --------
Total from investment operations ................      3.19           (9.24)           0.61           3.78           1.26
                                                   --------        --------        --------       --------       --------
LESS DISTRIBUTIONS:
From net investment income ......................     (0.19)          (0.17)          (0.15)         (0.23)         (0.25)
From capital gains ..............................        --           (0.04)          (2.73)         (0.66)           --
                                                   --------        --------        --------       --------       --------
Total distributions .............................     (0.19)          (0.21)          (2.88)         (0.89)         (0.25)
                                                   --------        --------        --------       --------       --------
Net asset value, end of year ....................  $  16.52        $  13.52         $ 22.97       $  25.24       $  22.35
                                                   ========        ========        ========       ========       ========
Total return(2) .................................     23.57%         (40.19)%          2.20%         16.92%          5.90%
                                                   ========        ========        ========       ========       ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ..............  $207,719        $254,334        $496,132       $527,981       $505,499
Operating expenses including
 reimbursement/waiver and
 excluding earnings credits+ ....................      1.16%           1.17%           1.13%          1.00%          0.86%
Operating expenses excluding
 reimbursement/waiver and
 excluding earnings credits+ ....................      1.16%           1.17%           1.13%          1.03%          0.93%
Net investment income ...........................      0.97%           0.80%           0.54%          0.87%          1.15%
Portfolio turnover rate .........................       350%             93%             81%           135%            44%

-------------
+   These ratios do not include expenses from the underlying funds.
(1) The selected per share data was calculated using the average shares outstanding method for the year.
(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.












                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                             [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                           YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                     2009            2008            2007           2006           2005
                                                   --------        --------        --------       --------       --------
Net asset value, beginning of year ..............  $  12.87        $  20.75        $  20.13       $  18.72       $  17.95
                                                   --------        --------        --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ........................      0.30            0.35            0.39           0.41           0.11
Net realized and unrealized gain/(loss)
 on investments .................................      2.02           (5.94)           0.23           1.76           0.66
                                                   --------        --------        --------       --------       --------
Total from investment operations ................      2.32           (5.59)           0.62           2.17           0.77
                                                   --------        --------        --------       --------       --------
LESS DISTRIBUTIONS:
From net investment income ......................     (0.48)          (1.13)             --          (0.70)            --
From capital gains ..............................        --           (1.16)             --          (0.06)            --
                                                   --------        --------        --------       --------       --------
Total distributions .............................     (0.48)          (2.29)             --          (0.76)            --
                                                   --------        --------        --------       --------       --------
Net asset value, end of year ....................   $ 14.71        $  12.87        $  20.75       $  20.13       $  18.72
                                                   ========        ========        ========       ========       ========
Total return(2) .................................     18.03%         (26.68)%          3.08%         11.59%          4.29%
                                                   ========        ========        ========       ========       ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ..............  $166,884        $ 155,258       $243,184       $260,416       $256,819
Operating expenses including
 reimbursement/waiver and
 excluding earnings credits+ ....................      0.22%           0.16%           0.09%          0.08%          0.06%
Operating expenses excluding
 reimbursement/waiver and
 excluding earnings credits+ ....................      0.22%           0.16%           0.09%          0.10%          0.06%
Net investment income ...........................      2.21%           1.92%           1.88%          2.09%          0.60%
Portfolio turnover rate .........................        46%             30%             10%             4%             1%

-------------
+   These ratios do not include expenses from the underlying funds.
(1) The selected per share data was calculated using the average shares outstanding method for the year. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.






                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                               [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                           YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                     2009            2008            2007           2006           2005
                                                   --------        --------        --------       --------       --------
Net asset value, beginning of year ..............  $  10.63        $  12.29        $  12.36       $  12.40       $  12.16
                                                   --------        --------        --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ........................      0.40            0.54            0.56           0.52           0.45
Net realized and unrealized gain/
 (loss) on investments and foreign
 currency transactions ..........................      1.01           (1.33)          (0.05)         (0.03)         (0.21)
                                                   --------        --------        --------       --------       --------
Total from investment operations ................      1.41           (0.79)           0.51           0.49           0.24
                                                   --------        --------        --------       --------       --------
LESS DISTRIBUTIONS:
From net investment income ......................     (0.55)          (0.60)          (0.56)         (0.52)            --
From capital gains ..............................        --           (0.27)          (0.02)         (0.01)            --
                                                   --------        --------        --------       --------       --------
Total distributions .............................     (0.55)          (0.87)          (0.58)         (0.53)            --
                                                   --------        --------        --------       --------       --------
Net asset value, end of year ....................   $ 11.49        $  10.63        $  12.29       $  12.36       $  12.40
                                                   ========        ========        ========       ========       ========
Total return(2) .................................     13.29%          (6.44)%          4.21%          3.99%          1.97%
                                                   ========        ========        ========       ========       ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ..............  $100,575        $101,604        $127,463       $129,228       $127,380
Operating expenses including
 reimbursement/waiver and
 excluding earnings credits .....................      1.08%           1.05%           0.98%          1.02%          0.95%
Operating expenses excluding
 reimbursement/waiver and
 excluding earnings credits .....................      1.08%           1.05%           1.05%          1.05%          1.00%
Net investment income ...........................      3.49%           4.52%           4.47%          4.12%          3.64%
Portfolio turnover rate .........................       318%            367%            458%           421%           765%

-------------
(1) The selected per share data was calculated using the average shares outstanding method for the year.
(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.









                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                                     [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                           YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                     2009            2008            2007           2006           2005
                                                   --------        --------        --------       --------       --------
Net asset value, beginning of year ..............  $   8.70        $  16.22        $  14.24       $  12.78       $  12.33
                                                   --------        --------        --------       --------       --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) ..........................     (0.09)          (0.11)          (0.13)         (0.18)         (0.11)
Net realized and unrealized gain/(loss)
 on investments .................................      2.56           (7.41)           2.11           1.64           0.56
                                                   --------        --------        --------       --------       --------
Total from investment operations ................      2.47           (7.52)           1.98           1.46           0.45
                                                   --------        --------        --------       --------       --------
Net asset value, end of year ....................   $ 11.17        $   8.70        $  16.22       $  14.24       $  12.78
                                                   ========        ========        ========       ========       ========
Total return(2) .................................     28.39%         (46.36)%         13.91%         11.42%          3.65%
                                                   ========        ========        ========       ========       ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ..............   $34,954        $ 30,853        $ 58,758       $ 54,195       $ 52,655
Operating expenses including
 reimbursement/waiver and
 excluding earnings credits .....................      1.63%           1.64%           1.45%          1.60%          1.66%
Operating expenses excluding
 reimbursement/waiver and
 excluding earnings credits .....................      1.86%           1.88%           1.76%          1.76%          1.73%
Net investment loss .............................     (0.98)%         (0.86)%         (0.85)%        (1.29)%        (0.94)%
Portfolio turnover rate .........................       174%            199%            110%           240%           152%

-------------
(1) The selected per share data was calculated using the average shares outstanding method for the year.
(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                                 [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                           YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                     2009            2008            2007           2006           2005
                                                   --------        --------        --------       --------       --------
Net asset value, beginning of year ..............  $   9.05        $  16.44        $  16.11       $  13.11       $  11.91
                                                   --------        --------        --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ........................      0.16            0.25            0.13           0.07           0.10
Net realized and unrealized gain/(loss)
 on investments and foreign
 currency transactions ..........................      2.65           (7.44)           1.26           3.04           1.11
                                                   --------        --------        --------       --------       --------
Total from investment operations ................      2.81           (7.19)           1.39           3.11           1.21
                                                   --------        --------        --------       --------       --------
LESS DISTRIBUTIONS:
From net investment income ......................     (0.19)          (0.20)          (0.15)         (0.11)         (0.01)
From capital gains ..............................        --              --           (0.91)            --             --
                                                   --------        --------        --------       --------       --------
Total distributions .............................     (0.19)          (0.20)          (1.06)         (0.11)         (0.01)
                                                   --------        --------        --------       --------       --------
Net asset value, end of year ....................  $  11.67        $   9.05        $  16.44       $  16.11       $  13.11
                                                   ========        ========        ========       ========       ========
Total return(2) .................................     31.02%         (43.75)%          8.73%         23.76%         10.12%
                                                   ========        ========        ========       ========       ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ..............  $ 37,658         $32,854         $57,093       $ 51,219       $ 41,882
Operating expenses including
 reimbursement/waiver and
 excluding earnings credits .....................      1.64%           1.56%           2.06%          2.10%          1.71%
Operating expenses excluding
 reimbursement/waiver and
 excluding earnings credits .....................      1.84%           1.78%           2.26%          2.27%          1.80%
Net investment income ...........................      1.61%           1.90%           0.77%          0.49%          0.84%
Portfolio turnover rate .........................        29%             27%            106%           103%            48%

-------------
(1) The selected per share data was calculated using the average shares outstanding method for the year.
(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.








                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                                 [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                           YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                     2009            2008            2007           2006           2005
                                                   --------        --------        --------       --------       --------
Net asset value, beginning of year ..............     $8.37        $  15.77        $  17.43       $  16.21       $  15.42
                                                   --------        --------        --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ........................      0.11            0.16            0.17           0.21           0.20
Net realized and unrealized gain/(loss)
 on investments .................................      1.69           (6.58)          (0.60)          3.12           0.59
                                                   --------        --------        --------       --------       --------
Total from investment operations ................      1.80           (6.42)          (0.43)          3.33           0.79
                                                   --------        --------        --------       --------       --------
LESS DISTRIBUTIONS:
From net investment income ......................     (0.16)          (0.17)          (0.21)         (0.22)            --(2)
From capital gains ..............................        --           (0.81)          (1.02)         (1.89)            --
                                                   --------        --------        --------       --------       --------
Total distributions .............................     (0.16)          (0.98)          (1.23)         (2.11)            --
                                                   --------        --------        --------       --------       --------
Net asset value, end of year ....................    $10.01        $   8.37        $  15.77       $  17.43       $  16.21
                                                   ========        ========        ========       ========       ========
Total return(3) .................................     21.51%         (40.39)%         (2.63)%        20.52%          5.13%
                                                   ========        ========        ========       ========       ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ..............   $51,628        $ 44,578        $ 83,802        $91,154        $79,445
Operating expenses including
 reimbursement/waiver and
 excluding earnings credits .....................      1.36%           1.32%           1.28%          1.23%          1.03%
Operating expenses excluding
 reimbursement/waiver and
 excluding earnings credits .....................      1.36%           1.32%           1.29%          1.32%          1.26%
Net investment income ...........................      1.23%           1.27%           0.96%          1.20%          1.29%
Portfolio turnover rate .........................       182%             34%             21%            46%            28%

-------------
(1) The selected per share data was calculated using the average shares outstanding method for the year.
(2) Less than $0.01 per share.
(3) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.











                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS                                         [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


1. Organization.

The Wilshire Variable Insurance Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 ("1940 Act"), which offers units of beneficial ownership (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: Equity Fund, Balanced Fund, Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund (collectively the "Funds", and each a "Fund"). The financial statements for the 2015 ETF Fund, 2025 ETF Fund, and 2035 ETF Fund are included in a separate annual report. Shares of the Funds are presently offered to Horace Mann Life Insurance Company ("HMLIC") Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

FUND INVESTMENT OBJECTIVES:

EQUITY FUND -- primary, long-term capital growth; secondary, conservation of principal and production of income.

BALANCED FUND -- realization of high long-term total rate of return consistent with prudent investment risks.

INCOME FUND -- long-term total rate of return in excess of the U.S. bond market over a full market cycle.

SMALL CAP GROWTH FUND -- long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

INTERNATIONAL EQUITY FUND -- long-term growth of capital through diversified holdings of marketable foreign equity investments.

SOCIALLY RESPONSIBLE FUND -- long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

2. Significant Accounting Policies.

Financial Accounting Standards Board ("FASB") issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification became non-authoritative.

Following the Codification, the FASB did not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it issued Accounting Standards Updates, which served to update the Codification, provided background information about the guidance and provided the basis for conclusions on the changes to the Codification.

GAAP was not intended to be changed as a result of the FASB's Codification project, but it changed the way the guidance is organized and presented. As a result, these changes had a significant impact on how companies reference GAAP in their financial statements and in their accounting policies. The Trust implemented the Codification as of December 31, 2009.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


SECURITY VALUATION -- A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation ("NASDAQ") System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Funds' pricing agent for such securities, if available, and otherwise are valued at amortized cost. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated ("Wilshire" or the "Adviser"), one of whom is an officer of the Trust, or the Funds' Valuation Committee. Securities whose market value using the procedures outlined above does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security. Investments in the underlying funds by the Equity and Balanced Funds are valued at their net asset value as reported by the underlying funds.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
3). The guidance establishes three levels of the fair value hierarchy as follows:

    o  Level 1 -- quoted prices in active markets for identical securities.

    o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, pre- payment speeds, credit risk, etc.).

    o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended December 31, 2009, there have been no significant changes to the Funds' fair value methodologies.

Fair value measurement classifications are summarized in each Fund's Schedule of Investments.

The International Equity Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor daily. FT provides a fair value for foreign securities in the International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT. These factors are used to value the International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the International Equity Fund's administrator and may request that a meeting of the Pricing Committee be held.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on a trade date basis. Dividend income and distributions on underlying funds are recorded on the ex-dividend date or, for certain foreign dividends, as soon as the dividend information becomes available. Interest income and distributions on underlying funds, premium and discount amortization is accrued daily. Securities gains and losses are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts ("REITs") are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

The Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, each Fund may dispose of such securities prior to settlement if its sub-adviser deems it appropriate to do so. Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund's custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by PNC Global Investment Servicing, Inc. ("PNCGIS") and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds' policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. There were no repurchase agreements as of December 31, 2009.

INVESTMENTS IN REITS -- With respect to the Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

SECURITIES LENDING -- The Equity, Income, Small Cap Growth, International Equity and the Socially Responsible Funds may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Trust and acting as a "placing broker." A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Trust's policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase

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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. PNCGIS, the Funds' custodian, acts as the securities lending agent for the Funds. The value of the securities on loan and the value of the related collateral at December 31, 2009 are shown on the Statement of Assets and Liabilities. The PNC Institutional Money Market Trust was purchased with proceeds from collateral received from securities on loan. At December 31, 2009 $18 of this security represents the collateral received for securities on loan in the Small Cap Growth Fund.

MORTGAGE DOLLAR ROLLS -- The Income Fund may enter into mortgage dollar rolls in which the Income Fund makes a forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by a sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the coun-terparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund's right to repurchase or resell securities may be limited. There were no mortgage dollar rolls as of December 31, 2009.

ADRS, EDRS AND GDRS -- The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar global instruments. The Equity Fund may invest in ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

ASSET-BACKED AND MORTGAGE SECURITIES -- The Income Fund may invest in mortgage and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a sub-adviser may have to reinvest the proceeds from the securities at a lower interest rate. This could lower a Fund's return and result in losses to a Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund may also invest in collateralized mortgage obligations ("CMOs"). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

    o market value of investment securities, other assets and other liabilities at the daily rates of exchange and

    o purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.


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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


FUTURES CONTRACTS -- A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its expiration date. Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. As of December 31, 2009, the Equity Fund's investment in futures contracts was for cash management purposes.

FORWARD CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

EXPENSE POLICY -- Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or based upon another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds are allocated across the Trust and the Wilshire Mutual Funds based upon relative net assets or another reasonable basis.

3. Investment Advisory Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds' investment programs. The Adviser has entered into agreements with the following sub-advisers: Equity Fund -- Madison Square Partners and Victory Capital Management, Inc.; Income Fund --Western Asset Management Company and Western Asset Management Limited; International Equity Fund -- PanAgora Asset Management, Inc. and Thomas White International, Ltd.; Small Cap Growth Fund -- Mellon Capital Management Corporation and Copper Rock Capital Partners, LLC; Socially Responsible Fund -- Clear Bridge Advisors, LLC.

Each sub-adviser's fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a sub-adviser of a Fund with multiple sub-advisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund's assets allocated to that sub-adviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such sub-adviser is not constant, and the relative amounts of fees paid to the various sub-advisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the sub-advisers results in excess profit to the Adviser. Because the Adviser will pay each sub-adviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

For the year ended December 31, 2009, the Adviser provided services and assumed expenses pursuant to the amended Investment Advisory Agreement for which it received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:


                                       67
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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                             RATE ON AVERAGE
                                    RATE ON THE FIRST        DAILY NET ASSETS
                                  $1 BILLION OF AVERAGE        IN EXCESS OF
FUND                                DAILY NET ASSETS            $1 BILLION
----                              ---------------------      -----------------
Equity Fund* ....................         0.70%                    0.60%
Balanced Fund** .................         0.55                     0.45
Income Fund .....................         0.55                     0.45
Small Cap Growth Fund ...........         1.15                     1.15
International Equity Fund .......         1.00                     0.90
Socially Responsible Fund .......         0.85                     0.75

* The Equity Fund invests in the Wilshire Large Cap Core 130/30 Fund (the "130/30 Fund"). The Adviser directly receives from the Equity Fund a fee based on the average daily net assets of the Equity Fund that are not invested in the 130/30 Fund.
** The Balanced Fund operates under a "fund of funds" structure, primarily investing in shares of underlying funds. The Adviser directly receives from the Balanced Fund a fee based on the average daily net assets of the Balanced Fund that are not invested in underlying funds. The Adviser did not receive fees from the Balanced Fund during the year ended December 31, 2009.

For the year ended December 31, 2009, the Adviser voluntarily waived fees in the amounts listed below.

                                     ADVISORY FEES
FUND                              VOLUNTARILY WAIVED
----                              ------------------
Equity Fund .....................    $     --
Balanced Fund ...................          --
Income Fund .....................          --
Small Cap Growth Fund ...........      71,080
International Equity Fund .......      65,191
Socially Responsible Fund .......          --

SEI Investments Global Funds Services ("SEI") serves as the Funds' administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Funds' transfer agent and dividend disbursing agent. PNCGIS serves as the Funds' Custodian. SEI Investments Distribution Co. (the "Distributor") serves as the Funds' distributor.

OFFICERS AND TRUSTEES' EXPENSES -- The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $14,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plan.

The Funds have adopted a Rule 12b-1 distribution and shareholder services plan (the "Distribution Plan"). Pursuant to the Distribution Plan with the Funds, the Distributor receives a distribution and shareholder services fee, payable by each Fund. The Distributor uses the fee to pay for distribution-related and shareholder services for the Funds. Under the Distribution Plan, each Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of 0.25% of average daily net assets attributable to each Fund. The Distributor did not receive fees from the Balanced Fund during the year ended December 31, 2009.




                                       68
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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

5. Security Transactions.

For the year ended December 31, 2009, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments and U.S. Government securities, were as follows:




FUND                                      PURCHASES      PROCEEDS FROM SALES
----                                      ---------      --------------------
Equity Fund ..........................  $818,905,500        $935,965,706
Balanced Fund ........................    70,549,632           81,635,635
Income Fund ..........................    17,836,308           24,614,435
Small Cap Growth Fund ................    53,278,294           57,124,387
International Equity Fund ............     9,539,500          13,123,817
Socially Responsible Fund ............    76,549,442           81,061,623

Purchases and sales of U.S. Government securities during the year ended December 31, 2009 were:

                                                         PROCEEDS FROM SALES
FUND                                      PURCHASES         AND MATURITIES
----                                    ------------      -------------------
Income Fund ..........................  $289,721,460        $290,163,587

6. Significant Shareholder Activity.

On December 31, 2009, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

FUND
-----
Equity Fund (1 omnibus shareholder) .......................   88%
Balanced Fund (1 omnibus shareholder) .....................  100%
Income Fund (2 omnibus shareholders) ......................  100%
Small Cap Growth Fund (1 omnibus shareholder) .............  100%
International Equity Fund (1 omnibus shareholder) .........  100%
Socially Responsible Fund (1 omnibus shareholder) .........  100%

7.Tax Information.

No provision for Federal income taxes is required because each Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2009, the following Funds had available for Federal income tax purposes unused capital losses as follows:


                                       69
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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                EXPIRING DECEMBER 31
                                   ---------------------------------------------
FUND                                   2010              2016            2017
----                               ----------        -----------     -----------
Equity Fund ....................   $       --        $71,015,820     $76,210,340
Balanced Fund ..................           --         22,469,680      12,404,279
Small Cap Growth Fund ..........    2,873,881         12,003,668       3,386,074
International Equity Fund ......           --          4,489,974       4,827,194
Socially Responsible Fund ......           --          6,188,822      19,588,055

The tax character of distributions declared during the years ended December 31, 2009 and 2008 were as follows:

                                      2009             2009             2008              2008
FUND                            ORDINARY INCOME   CAPITAL GAINS    ORDINARY INCOME     CAPITAL GAINS
----                            ---------------   -------------    ---------------     -------------
Equity Fund ..................    $2,338,855         $  --          $ 3,226,528         $   688,615
Balanced Fund ................     5,314,130            --           12,582,487          11,917,147
Income Fund ..................     4,609,550            --            7,837,420                  --
International Equity Fund ....       596,674            --              719,012                  --
Socially Responsible Fund ....       821,779            --              883,219           3,836,938

At December 31, 2009, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

                                              EQUITY          BALANCED          INCOME
                                               FUND              FUND             FUND
                                         -------------      ------------      -----------
Undistributed ordinary income .........  $      20,236      $  3,379,089      $ 4,946,903
Capital loss carryforwards ............   (147,226,160)      (34,873,959)              --
Unrealized appreciation/
  (depreciation) ......................     14,863,551         4,367,213       (8,454,921)
Other temporary differences                         --            --              (53,995)
                                         -------------      ------------      -----------
Total accumulated earnings/(loss) .....  $(132,342,373)     $(27,127,657)     $(3,562,013)
                                         =============      ============      ===========


                                           SMALL CAP      INTERNATIONAL     SOCIALLY
                                             GROWTH           EQUITY       RESPONSIBLE
                                              FUND             FUND            FUND
                                          -----------      ------------    ------------
Undistributed ordinary income .........   $         --     $    319,558    $    553,941
Capital loss carryforwards ............    (18,263,623)      (9,317,168)    (25,776,877)
Unrealized appreciation/
  (depreciation) ......................      2,209,451       (1,227,171)     11,061,669
Other temporary differences                         --               --              --
                                          ------------     ------------     ------------
Total accumulated earnings/(loss) .....   $(16,054,172)    $(10,224,781)    $(14,161,267)
                                          ============     ============     ============

The cost, unrealized appreciation and depreciation for federal tax purposes at December 31, 2009 for each Fund is as follows:

                                                      AGGREGATE GROSS       AGGREGATE GROSS       NET UNREALIZED
                                         TAX             UNREALIZED            UNREALIZED          APPRECIATION/
FUND                                    COST            APPRECIATION          DEPRECIATION        (DEPRECIATION)
----                                ------------      ---------------        --------------       --------------
Equity Fund ....................    $192,793,287        $20,828,605           $(5,965,054)         $ 14,863,551
Balanced Fund ..................     162,369,945          9,145,469            (4,778,256)            4,367,213
Income Fund ....................     107,090,047          3,022,105           (11,379,957)           (8,357,852)
Small Cap Growth Fund ..........      32,499,083          5,503,175            (3,293,724)            2,209,451
International Equity Fund ......      38,406,549          4,179,705            (5,429,860)           (1,250,155)
Socially Responsible Fund ......      36,649,228         11,356,197              (294,528)           11,061,669


The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Funds as well as PFIC mark-to-market on the International Equity Fund.

8. Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. The reclassifications primarily include: foreign currency capital gain/(loss) to ordinary income, recharacterization of distributions, PFIC capital gain to ordinary income, partnership income, short-term capital gain distributions from underlying funds and the write off of net operating loss to paid-in-capital. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2009, the reclassifications were as follows:


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WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                     INCREASE/(DECREASE)      INCREASE/(DECREASE)
                                     DECREASE           UNDISTRIBUTED             NET REALIZED
FUND                             PAID-IN CAPITAL      INVESTMENT INCOME      CAPITAL GAINS/(LOSSES)
----                             ---------------     -------------------     ----------------------
Equity Fund                      $        --             $ 44,894                  $(44,894)
Income Fund                               --              (84,675)                   84,675
Small Cap Growth Fund               (305,828)             305,964                      (136)
International Equity Fund                --                 9,376                    (9,376)

9. Fund Merger.

On December 21, 2008, the assets of the Short-Term Investment Fund were reorganized into the Income Fund. In this merger, 408,894 shares of the Short-Term Investment Fund were exchanged for 362,339 shares of the Income Fund in a taxable exchange. The value of the Short-Term Investment Fund on December 21, 2008 was $4,105,280. Upon the business combination of such Funds on December 21, 2008, the value of the Income Fund which included accumulated realized losses of $4, combined with the Short-Term Investment Fund was $96,442,706.

10. Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Credit Risk.

The Income Fund invests primarily in debt instruments. The issuers' ability to meet their obligations may be affected by the recent economic developments. In addition, the Fund's investments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if the Fund concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

12.Accounting Pronouncement.

In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

13. Subsequent Event Evaluation.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2009.


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WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of Wilshire Variable Insurance
Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Fund, Balanced Fund, Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund (six series of Wilshire Variable Insurance Trust, hereafter referred to as the "Funds") at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
March 1, 2010



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WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

A listing of the Trustees and Officers of the Trust, their ages and their principal occupations for the past five years is presented below. The address of each Trustee and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

                                                                                 NUMBER OF
                                      TERM OF                                     FUNDS/
                    POSITION       OFFICE(1) AND          PRINCIPAL               FUNDS IN               OTHER
                      HELD           LENGTH OF           OCCUPATIONS              COMPLEX             DIRECTORSHIPS
                    WITH THE           TIME            DURING THE PAST           OVERSEEN                HELD BY
NAME AND AGE         TRUST            SERVED             FIVE YEARS             BY TRUSTEE               TRUSTEE
-------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------
Lawrence E.         Trustee and     Since 2005    President, Wilshire                15          Wilshire Mutual Funds,
Davanzo, 56(2)      President                     Associates Incorporated,                       Inc. (6 Funds); Wilshire
                                                  October 2007-Present;                          Associates Incorporated
                                                  Senior Managing Director,
                                                  October 2004-October 2007,
                                                  Wilshire Associates
                                                  Incorporated; President,
                                                  2005-Present, Wilshire
                                                  Variable Insurance Trust;
                                                  Managing Director, August
                                                  2004-October 2004,
                                                  Guggenheim Partners,
                                                  independent investor,
                                                  August 2001-August 2004.
-------------------------------------------------------------------------------------------------------------------
                                                  NON-INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------
Theodore J.         Trustee         Since 2008    President and Chief Executive     15           Wilshire Mutual
Beck, 56                                          Officer, National Endowment for                Funds, Inc.
                                                  Financial Education (since 2005);              (6 Funds)
                                                  Associate Dean for Executive
                                                  Education and Corporate
                                                  Relationships, and President for
                                                  the Center for Advanced Studies
                                                  in Business at the University of
                                                  Wisconsin (1999-2005)

Roger A.            Trustee         Since 2006    Vice President, University         15          Integrity Mutual
Formisano, 60                                     Medical Foundation, 2006-                      Insurance Company,
                                                  Present; formerly Director, The                Wilshire Mutual
                                                  Center for Leadership and                      Funds, Inc.
                                                  Applied Business, UW-Madison                   (6 Funds)
                                                  School of Business; Principal,
                                                  R.A. Formisano & Company, LLC

Richard A.          Trustee         Since 2006    Retired; formerly Senior           15          Wilshire Mutual
Holt, 67                                          Relationship Manager, Scudder                  Funds, Inc.
                                                  Insurance Asset Management.                    (6 Funds)

Suanne K.           Trustee         Since 2008    Retired; formerly Chief            15          Wilshire Mutual
Luhn, 54                                          Compliance Officer, Bahl &                     Funds, Inc.
                                                  Gaynor (investment adviser)                    (6 Funds)
                                                  (1990 to 2006)

Harriet A.          Trustee         Since 2006    President, Greater Cincinnati      15          Greater Cincinnati Credit
Russell, 67                                       Credit Union; formerly Vice                    Union Board; Wilshire
                                                  President, Cincinnati Board of                 Mutual Funds, Inc.
                                                  Education; formerly teacher,                   (6 Funds)
                                                  Walnut Hills High School.

George J.           Trustee,        Since 2006    Independent Consultant;            15          Wilshire Mutual
Zock, 58            Chairman                      Consultant, Horace Mann Service                Funds, Inc.
                    of the                        Corporation (2004 to 2005);                    (6 Funds)
                    Board                         Executive Vice President, Horace
                                                  Mann Life Insurance Company
                                                  and Horace Mann Service
                                                  Corporation (1997 to 2003).

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
ADDITIONAL FUND INFORMATION - (CONTINUED)                                 [LOGO]
--------------------------------------------------------------------------------


                                                                                 NUMBER OF
                                      TERM OF                                      FUNDS/
                    POSITION       OFFICE(1) AND          PRINCIPAL               FUNDS IN               OTHER
                      HELD           LENGTH OF           OCCUPATIONS              COMPLEX            DIRECTORSHIPS
                    WITH THE           TIME            DURING THE PAST           OVERSEEN              HELD BY
NAME AND AGE         TRUST            SERVED              FIVE YEAR             BY OFFICER             OFFICER
-------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS
-------------------------------------------------------------------------------------------------------------------
Aaron W.L.          Chief           Since 2009    Chief Compliance Officer and       N/A                  N/A
Eubanks, 47         Compliance                    Managing Director, Wilshire
                    Officer                       Associates, Incorporated
                                                  (since 2009). Chief Operating
                                                  Officer and Chief Compliance
                                                  Officer, Provident Investment
                                                  Counsel (1992-2009)

Alex Kaye, 40       Vice President  Since 2009    Senior Portfolio Manager           N/A                 N/A
                                                  in Wilshire's Funds Management
                                                  Group. Member of Wilshire
                                                  Funds Management Portfolio
                                                  Management Subcommittee.
                                                  2004-2007, Senior Portfolio
                                                  Manager at Ibbotson Associates.

Reena S.            Secretary       Since 2009    Managing Director and              N/A                 N/A
Lalji, 38                                         General Counsel, Wilshire
                                                  Associates Incorporated (Since
                                                   2009); Senior Counsel, Royal
                                                  Bank of Canada (2003-2008)

James T.            Vice President  Since 2009    Senior Portfolio Manager in        N/A                 N/A
St. Aubin, 32                                     Wilshire's Funds Management
                                                  Group. 2004-2008, Senior
                                                  Consultant at Ibbotson
                                                  Associates-a division
                                                  Morningstar Inc.

Helen               Vice President  Since 2008    Managing Director, Wilshire        N/A                 N/A
Thompson, 42                                      Associates Incorporated. (since
                                                  2003); Associate Director, First
                                                  Quadrant, L.P. (2001 to 2003);
                                                  Chief Investment Accountant,
                                                  Financial Controller, Company
                                                  Secretary, Associate Director,
                                                  Compliance Officer (1996 to
                                                  2003), First Quadrant Limited

Michael             Treasurer       Since 2009    Controller, Wilshire Associates    N/A                 N/A
Wauters, 44                                       Incorporated (since 2009);
                                                  Assistant Vice President-
                                                  Financial Operations, Pacific
                                                  Life Insurance Company
                                                  (2000-2009)

Victor Zhang, 37    Vice President  Since 2009    Head of Portfolio Management,      N/A                N/A
                                                  Member of Wilshire Funds
                                                  Management Investment
                                                  Committee, Wilshire Associates
                                                  Incorporated, January 2006 to
                                                  Present; Director of
                                                  Investments, Harris myCFO
                                                  Investment Advisory Services,
                                                  LLC, 2001 to 2006.

(1) EACH TRUSTEE SERVES UNTIL THE NEXT SHAREHOLDERS' MEETING (AND UNTIL THE ELECTION AND QUALIFICATION OF A SUCCESSOR), OR UNTIL DEATH, RESIGNATION, REMOVAL (AS PROVIDED IN THE TRUST'S DECLARATION OF THE TRUST) OR RETIREMENT WHICH TAKES EFFECT NO LATER THAN THE MAY 1 FOLLOWING HIS OR HER 70TH BIRTHDAY. OFFICERS ARE ELECTED BY THE BOARD ON AN ANNUAL BASIS TO SERVE UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED.

(2) MR. DAVANZO IS AN INTERESTED PERSON BECAUSE OF HIS POSITION WITH THE TRUST'S INVESTMENT ADVISER, WILSHIRE ASSOCIATES INCORPORATED.

The Trust's Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, upon request, by calling 1-888-200-6796.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------


INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
SHAREHOLDER VOTING RESULTS
--------------------------------------------------------------------------------


At a special meeting held on April 24, 2009 the shareholders of the Wilshire Variable Insurance Trust, Equity Fund voted to approve a change to the Fund's fundamental investment policy relating to investing in other investment companies.

                                 NO. OF SHARES     % OF OUTSTANDING SHARES      % OF SHARES VOTED
                                 -------------     -----------------------      -----------------
AFFIRMATIVE ...................    10,487,020              57.587%                   86.149%
AGAINST .......................     1,221,704               6.709%                   10.036%
WITHHOLD ......................       464,451               2.550%                    3.815%
                                   ----------              -------                  --------
TOTAL .........................    12,173,176              66.846%                  100.000%
                                   ----------              -------                  --------

At a special meeting held on April 24, 2009 the shareholders of the Wilshire Variable Insurance Trust, Equity Fund voted to approve a change to the Fund's fundamental investment policy relating to diversification.


                                 NO. OF SHARES     % OF OUTSTANDING SHARES      % OF SHARES VOTED
                                 -------------     -----------------------      -----------------
AFFIRMATIVE                        10,606,900             58.246%                   87.133%
AGAINST                             1,105,348              6.069%                    9.081%
WITHHOLD                              460,927              2.531%                    3.786%
                                   ----------              -------                  --------
TOTAL                              12,173,176             66.846%                  100.000%
                                   ----------              -------                  --------

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
--------------------------------------------------------------------------------


During the six months ended December 31, 2009, the Board of Trustees (the "Board") of Wilshire Variable Insurance Trust (the "Trust") approved the renewal for an additional one-year term of the Trust's advisory agreement with Wilshire Associates Incorporated ("Wilshire" or the "Adviser") on behalf of the Equity Fund, Socially Responsible Fund, Small Cap Growth Fund, Income Fund, International Equity Fund and Balanced Fund (the "Funds"). The Board also approved the renewal for additional one-year terms of Wilshire's Subadvisory Agreements with each of the following subadvisers: Copper Rock Capital Partners, LLC ("Copper Rock") (Small Cap Growth Fund), Mellon Capital Management Corporation ("Mellon Capital") (Small Cap Growth Fund), Madison Square Investors, LLC ("Madison Square") (Equity Fund), PanAgora Asset Management, Inc. ("PanAgora") (International Equity Fund), Thomas White International, Ltd. ("Thomas White") (International Equity Fund), Western Asset Management Company ("Western Asset") (Income Fund) and Western Asset Management Company Limited ("Western Asset Limited") (Income Fund). In the following text, the Advisory Agreement between the Trust and Wilshire is referred to as the "Advisory Agreement", the subadvisers are referred to as "Subadvisers" and the Subadvisory Agreements between Wilshire and each Subadviser are referred to as "Subadvisory Agreements."

The information in this summary outlines the Board's considerations associated with its approval of the Advisory Agreement and each of the Subadvisory Agreements. In connection with its deliberations regarding the continuation of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire and the Subadvisers under the existing advisory arrangements; with respect to Wilshire, comparative fees and expense ratios; the profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadvisers realize economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees") discussed the renewal of the Advisory Agreement with management and in private sessions with counsel at which no representatives of Wilshire were present and discussed the renewal of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Trustees. In deciding to approve the renewal of the Advisory Agreement and the Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received
----------------------------------

The Board, including all the Independent Trustees, considered the renewal of the Subadvisory Agreements pursuant to a process that concluded at the Board's August 21, 2009 meeting and the renewal of the Advisory Agreement pursuant to a process that concluded at the Board's December 4, 2009 meeting, in each case following an extensive process. At the direction of the Independent Trustees, counsel to the Trust and the Independent Trustees sent memoranda to the Adviser requesting information regarding the Subadvisory Agreements and the Advisory Agreement to be provided to the Trustees in advance of meetings of the Contract Review Committee (which is comprised of all the Independent Trustees) held on August 20, 2009 and December 3, 2009, respectively.

In response to the requests for information, the Trustees received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of each Fund as provided by Wilshire based upon data gathered from the Morningstar Direct Mutual fund database ("Morningstar"); (iii) the costs of services provided and estimated profits realized by the Adviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered and amounts paid to other registered investment companies as provided by Wilshire based upon data gathered from Morningstar, and (vii) benefits realized by the Adviser from its relationship with each Fund. The Trustees received information from the Adviser regarding the factors underlying its recommendations to continue each Subadvisory Agreement. The Trustees also received information from each Subadviser as to each Fund it managed describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of the Subadviser in connection with the Fund; (iii) the financial condition of the Subadviser; (iv) the extent to which

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------


economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) where applicable, comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients; and (vii) benefits realized by the Subadviser from its relationship with the Fund. The Independent Trustees also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Prior to consideration by the Board, the Contract Review Committee met on August 20, 2009 and December 3, 2009, as applicable, to discuss the information provided. With respect to Wilshire and as a part of its evaluation, it considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Trustees), which also met on December 3, 2009 to review data Wilshire had prepared on performance. Based upon its evaluation of all materials provided, including a supplemental presentation made by Wilshire at the Board meeting, the Contract Review Committee concluded that it was in the best interests of each Fund to renew the Advisory and Subadvisory Agreements and recommended to the Board that such Advisory and Subadvisory Agreements be renewed. At its meetings on August 20, 2009 and December 4, 2009, as applicable, the Board considered the recommendations of the Contract Review Committee along with the other factors that the Board deemed relevant.

Nature, Extent and Quality of Services -- Wilshire
--------------------------------------------------

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser, noting that the Adviser performs administrative functions on behalf of the Funds and engages and oversees subadvisers to manage the assets of the Funds, except for the Balanced Fund, which has a fund-of-funds structure. The Board considered the experience and skills of the senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. The Board concluded that appropriate resources were being provided under the agreements to administer the Trust's affairs. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers. The Board concluded that the Adviser was successful in negotiating favorable subadvisory agreements on behalf of the subadvised Funds. The Board concluded that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers. The Board also reviewed the Adviser's financial condition, and considered the financial support provided by the Adviser to the Small Cap Growth Fund and the International Equity Fund through voluntary expense caps. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund support renewal of the contract.

The Board reviewed information on the performance of each Fund for the annualized one, three, five- and ten-year periods, as applicable, along with the performance information of a peer group of funds determined by Wilshire based upon the Morningstar database for the same periods and in comparison to its benchmark. For the Socially Responsible Fund, the Board noted that, although the Fund underperformed its peer group and benchmark for the annualized one , three-and five- year periods ended September 30, 2009, the Fund had outperformed its peer group and benchmark for the annualized ten-year period ended September 30, 2009. The Board also noted that the Adviser had taken steps to address the Fund's performance by replacing the Fund's subadviser in the first quarter of 2009. For each of the Equity Fund, the Small Cap Growth Fund, the International Equity Fund and the Balanced Fund, the Board noted that shorter-term performance had improved as compared to its peer group. For the Income Fund, the Board noted that performance had been competitive to its peer group for all periods ended September 30, 2009 and that it had outperformed its benchmark for the one-year period.

Advisory Fees
-------------

The Board reviewed each Fund's advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of the peer group of funds. The Board noted that although the Income Fund and the Small Cap Growth Fund have relatively high contractual advisory fees in comparison to their peer groups, the advisory fees charged to the Funds are primarily driven by the subadvisory fees paid, which the Board concluded were at competitive levels. For the Socially Responsible Fund, the Board noted that the comparative information was influenced

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------


by the inclusion in the peer group of funds with different fee structures, and that the advisory fee was competitive with the majority of the funds within the peer group. The Board determined that the advisory fee for the Equity Fund, the International Equity Fund and the Balanced Fund was competitive. In addition, the Board noted that pursuant to the Trust's current arrangement with the Adviser, the Adviser voluntarily waives a portion of its advisory fees with respect to the Small Cap Growth Fund and the International Equity Fund. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board received information regarding fees charged by the Adviser to other registered investment companies advised by the Adviser and similar to certain Funds and determined such fees were comparable to those of the applicable funds. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

Profitability to Wilshire and Economies of Scale
------------------------------------------------

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund's asset size, each Fund's expense ratio, the advisory fee waivers and/or expense reimbursements currently in place and whether the investment process produced economies of scale. The Board noted that the advisory fee for all Funds other than the Small Cap Growth Fund includes a breakpoint. The Board concluded that each Fund's advisory fee reasonably reflected appropriate recognition of any economies of scale.

Fall-Out Benefits -- Wilshire
-----------------------------

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

Nature, Extent and Quality of Services -- Subadvisers
-----------------------------------------------------

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadviser's compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Adviser's oversight program, which concluded that each Subadviser was providing reasonable services and recommended that each Subadvisory Agreement for each Fund be continued.

The Board reviewed information comparing each Subadviser's investment performance to a relevant benchmark. Based upon all relevant factors, the Board concluded that the investment performance of Mellon Capital, with respect to the Small Cap Growth Fund, and PanAgora, with respect to the International Equity Fund, met or exceeded acceptable levels of investment performance and, therefore, was satisfactory. The Board also noted that the investment performance of Madison Square with respect to the Equity Fund closely trailed its benchmark, and therefore, was satisfactory. The Board determined that, although Thomas White had underperformed with respect to the International Equity Fund for the annualized one-year period ended June 30, 2009, year-to-date outperformance resulted in a conclusion that performance was satisfactory. The Board also concluded that, although Western Asset and Western Asset Limited had underperformed with respect to the Income Fund over the annualized one-, three- and five-year periods ended June 30, 2009, the short-term and inception-to-date (January 31, 2000) outperformance resulted in a conclusion that performance was satisfactory. The Board determined to approve continuation of Copper Rock's Subadvisory Agreement with respect to the Small Cap Growth Fund even though Copper Rock underperformed for the annualized one-, three-, five- and ten-year periods ended June 30, 2009, noting that longer-term performance was significantly affected by poor performance in 2008 and that recent performance has improved and returned in line with its benchmark.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------


Subadvisory Fees
----------------

The Board considered each Fund's subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm's length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees, and that the aggregate advisory fee was deemed reasonable by the Board.

For the Subadvisers that reported fees for "Other Clients" with comparable investment policies and services, the Board noted that most Subadvisers did not charge higher fees to the Adviser for the Funds than were charged to their Other Clients. For those Subadvisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were competitive.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

Profitability to the Subadvisers
--------------------------------

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm's length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were limited due to the size of the Funds. The Board took these factors into account in concluding that the subadvisory fees were reasonable.

Economies of Scale -- Subadvisers
---------------------------------

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits -- Subadvisers
--------------------------------

The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered each Subadviser's soft dollar practices, as applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion
----------

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement and each Subadvisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each Fund.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
TAX INFORMATION
--------------------------------------------------------------------------------


Of the distributions made by the following Funds, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

FUND                                             PERCENTAGE
----                                             ----------
Equity Fund                                       100.00%
International Equity Fund                           1.40%
Socially Responsible Fund                         100.00%

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







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








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


--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
ANNUAL REPORT                                                             [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


WILSHIRE VARIABLE INSURANCE TRUST
Equity Fund                       Small Cap Growth Fund
Balanced Fund                     International Equity Fund
Income Fund                       Socially Responsible Fund

BOARD OF TRUSTEES
Theodore J. Beck                  Lawrence E. Davanzo
Roger A. Formisano                George J. Zock
Richard A. Holt                   CHAIRMAN OF THE BOARD
Harriet A. Russell
Suanne K. Luhn

OFFICERS OF THE FUNDS
Lawrence E. Davanzo               Victor Zhang
PRESIDENT                         VICE PRESIDENT

Helen Thompson                    James St. Aubin
VICE PRESIDENT                    VICE PRESIDENT

Michael Wauters                   Alex Kaye
TREASURER                         VICE PRESIDENT

Guarav Chopra                     Reena Lalji
ASSISTANT TREASURER               SECRETARY

Aaron W.L. Eubanks
CHIEF COMPLIANCE OFFICER


--------------------------------------------------------------------------------


ADMINISTRATOR                                       INVESTMENT SUBADVISERS

SEI Investment Global Funds Services                Clear Bridge Advisors LLC
1 Freedom Valley Drive                              620 8th Avenue
Oaks, PA 19456                                      New York, NY 10018

TRANSFER AGENT                                      Copper Rock Capital Partners, LLC
DST Systems, Inc.                                   200 Clarendon Street
Wilshire Mutual Funds                               Boston, MA 02116
333 W. 11th St.
Kansas City, MO 64105                               Madison Square Investors
                                                    51 Madison Avenue
INVESTMENT ADVISER                                  New York, NY 15258
Wilshire Associates Incorporated
1299 Ocean Avenue                                   Mellon Capital Management Corporation
Santa Monica, CA 90401-1085                         1633 Broadway, 13th Floor
                                                    New York, NY 10019
CUSTODIAN
PNC Global Investment Servicing                     PanAgora Asset Management, Inc.
The Eastwick Center                                 260 Franklin Street, 22nd Floor
8800 Tinicum Boulevard                              Boston, MA 02110
Philadelphia, PA 19153
                                                    Thomas White International, Ltd.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM       440 South LaSalle Street, Suite 3900
PricewaterhouseCoopers LLP                          Chicago, IL 60605
Two Commerce Square
2001 Market Street, Suite 1700                      Victory Capital Management, Inc.
Philadelphia, PA 19103-7042                         127 Public Square
                                                    Cleveland, OH 41114

                                                    Western Asset Management Company
                                                    117 E. Colorado Blvd., Suite 600
                                                    Pasadena, CA 91105

                                                    Western Asset Management Limited
                                                    155 Bishopsgate, London England
                                                    EC2M 3XG

[LOGO] Wilshire Variable Insurance Trust

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796






                                                                 WIL-AR-002-0200

           [LOGO]       Wilshire Variable Insurance Trust




                                 ANNUAL REPORT

                                 2015 ETF FUND
                                 2025 ETF FUND
                                 2035 ETF FUND








                                DECEMBER 31, 2009
                                  ------------

                               TABLE OF CONTENTS


Shareholder Letter .........................................................   1
Fund Commentaries ..........................................................   2
Disclosure of Fund Expenses ................................................   8
Schedules of Investments ...................................................  10
Statements of Assets and Liabilities .......................................  12
Statements of Operations ...................................................  13
Statements of Changes in Net Assets ........................................  14
Financial Highlights .......................................................  16
Notes to the Financial Statements ..........................................  19
Report of Independent Registered Public Accounting Firm ....................  25
Board Approval of Advisory Agreement .......................................  26
Additional Fund Information ................................................  28
Tax Information ............................................................  31












                  -------------------------------------------

SHARES OF THE WILSHIRE VARIABLE INSURANCE TRUST ARE SOLD ONLY AS THE UNDERLYING
  INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES.THIS REPORT IS AUTHORIZED FOR USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S
   SHARES ONLY IF ACCOMPANIED OR PRECEDED BY THE TRUST'S CURRENT PROSPECTUS.

     Shares of the Wilshire Variable Insurance Trust are distributed by SEI
                          Investments Distribution Co.

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this annual report to shareholders of the Wilshire Variable Insurance Trust (the "Trust") Target Maturity Funds (the "Funds"). This report covers the period from January 1, 2009 to December 31, 2009 (the "Period"), for the 2015 ETF Fund, 2025 ETF Fund, and the 2035 ETF Fund.

MARKET ENVIRONMENT

What a difference a year makes. Following the dark days of 2008 where the broad U.S. equity market, as measured by the Wilshire 5000 Index(SM), declined by 37%, the market continued its decline in the first two months of the year, falling by more than 23% through March 6, 2009. Remarkably, markets embarked a nearly uninterrupted rally since then, with the Wilshire 5000 Index(SM) rallying 70% from the March 6, 2009 low and finishing the year with a positive return of 28%.

Governments around the world continued to take historic actions to revive their struggling economies, keeping rates low and restoring market liquidity. Just as swiftly as the global credit crisis eroded investors' confidence, sparking the massive flight to quality, concerted global monetary stimulus policies eased investors' fears, fueling their appetite for risk assets during 2009. Bottom performing asset classes from the previous year bounced back strongly, led by high yield bond and emerging market equity returns of 58% and 79%, respectively.

Sustained efforts by the U.S. government to battle recession and resuscitate financial markets defined the economic landscape of 2009. In an unprecedented fashion to promote growth and restore pricing stability, the Federal Reserve kept the key interest rate between 0.00% and 0.25%, the lowest since the Great Depression. As various fiscal and monetary policies began to take effect, we witnessed gradual economic improvements over the course of the year including the first increase in gross domestic product in more than a year. Despite improving fundamentals, the economy continues to be challenged with unemployment, which climbed above 10%, a 26 year high.

FUND PERFORMANCE OVERVIEW

Founded on the tenets of diversification and discipline, our Funds were able to recover and deliver positive returns for the year ended December 31, 2009. In my last letter a year ago, I professed our investment conviction and asked for your patience. We are pleased that you benefited from the 2009 recovery but recognize that investors still face many real challenges. Despite expected better economic prospects in 2010, we will continue to work diligently to protect your capital and garner returns commensurate with your investment objectives.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,


/s/ Lawrence E. Davanzo
-------------------------------
Lawrence E. Davanzo
President

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2015 ETF FUND                                                             [LOGO]
COMMENTARY
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURN
ONE YEAR ENDED 12/31/09 ..............................................    20.49%
INCEPTION (05/1/06) THROUGH 12/31/09 .................................     0.19%



                            COMPARATIVE PERFORMANCE

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE 2015 ETF FUND AND THE BLENDED BENCHMARK THROUGH 12/31/09.


                                  [LINE GRAPH OMITTED]


INITIAL INVESTMENT DATE              05/01/06    12/06      12/07     12/08      12/09
-----------------------              -------    -------    -------    -----      -----
2015 ETF Fund                        $10,000    $10,540    $11,022    $8,357    $10,069
Blended Benchmark(1)                 $10,000    $10,625    $11,324    $9,070    $10,532


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR FUND REDEMPTIONS.

(1) THE BLENDED BENCHMARK IS BASED ON THE FUND'S TARGET ALLOCATION AND IS COMPRISED OF 32% S&P 500 INDEX, 8% RUSSELL 2000 GROWTH INDEX, 11% MSCI EAFE INDEX, 22% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 27% TREASURY BILL INDEX. THE S&P 500 INDEX IS AN INDEX COMPRISED OF 500 U.S. STOCKS. THE RUSSELL 2000 GROWTH INDEX IS AN INDEX COMPRISED OF THE RUSSELL 2000 GROWTH SECURITIES WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. THE MSCI EAFE INDEX IS A CAPITALIZATION WEIGHTED MEASURE OF STOCK MARKETS IN EUROPE, AUSTRALIA AND THE FAR EAST. THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF INVESTMENT GRADE FIXED-RATED DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES WITH A MATURITY OF ONE YEAR OR MORE. THE TREASURY BILL INDEX CONSISTS OF U.S. TREASURY BILLS WITH 90 DAY MATURITIES. ALL INDICES ARE UNMANAGED. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the year ended December 31,2009,fees totaling 0.03% of average net assets were waived.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2015 ETF FUND                                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------




                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)


                              [PIE GRAPH OMITTED]


                             FIXED INCOME ETFs 40.5%
                           NON-U.S. EQUITY ETFs 17.3%
                             U.S. EQUITY ETFs 42.2%


The investment objective of the 2015 ETF Fund (the "Fund") is to provide capital appreciation with current income and maximize total return until its target retirement date. Thereafter, the Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying ETFs, and the actual allocations will vary over time.

Global capital markets rebounded sharply in 2009 as both the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.5% for the year, the best calendar year return since 2003. Growth oriented sectors such as technology, consumer discretionary, and materials in particular performed well for the year, all posting returns in excess of 40%. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.2%. Non-U.S. equity market returns were even stronger than in the U.S., as the MSCI EAFE Index returned an impressive 31.8% and emerging markets returned an astounding 78.5% as measured by the MSCI Emerging Markets Index. Fixed income markets rebounded as well in 2009. The Barclays Capital U.S. Aggregate Bond Index posted a solid return of 5.9% for the year, and high yield bonds returned an astounding 57.5% as measured by the Merrill Lynch U.S. High Yield Master II Index. The high yield asset class -- and fixed income credit securities in general - benefited from a stronger economy and increased confidence in the health of financial markets that led to credit spreads narrowing significantly throughout the year.

The Fund returned 20.49% for the year ended December 31, 2009. The Fund's performance benefited from the strong market recovery in both equity and fixed income asset classes. Investors' objectives of seeking current income and capital appreciation are balanced in the Fund's portfolio, which maintained approximately 42% of its assets in high credit quality intermediate-term and short-term bond investments while investing the remaining 58% in diversified domestic and international equities.

* BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2025 ETF FUND                                                             [LOGO]
COMMENTARY
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURN

ONE YEAR ENDED 12/31/09 ..............................................    20.60%
INCEPTION (05/1/06) THROUGH 12/31/09 .................................   (1.13)%


                            COMPARATIVE PERFORMANCE

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE 2025 ETF FUND AND THE BLENDED BENCHMARK THROUGH 12/31/09.


                                  [LINE GRAPH OMITTED]


INITIAL INVESTMENT DATE         5/01/06    12/06     12/07      12/08     12/09
-----------------------         -------   -------   -------    ------     ------
2025 ETF Fund                   $10,000   $10,600   $11,062    $7,953     $9,591
Blended Benchmark (1)           $10,000   $10,680   $11,385    $8,635    $10,277

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR FUND REDEMPTIONS.

(1) THE BLENDED BENCHMARK IS BASED ON THE FUND'S TARGET ALLOCATION AND IS COMPRISED OF 42% S&P 500 INDEX, 9% RUSSELL 2000 GROWTH INDEX, 11% MSCI EAFE INDEX, 20% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 18% TREASURY BILL INDEX. THE S&P 500 INDEX IS AN INDEX COMPRISED OF 500 U.S. STOCKS. THE RUSSELL 2000 GROWTH INDEX IS AN INDEX COMPRISED OF THE RUSSELL 2000 GROWTH SECURITIES WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. THE MSCI EAFE INDEX IS A CAPITALIZATION WEIGHTED MEASURE OF STOCK MARKETS IN EUROPE, AUSTRALIA AND THE FAR EAST. THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF INVESTMENT GRADE FIXED-RATED DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES WITH A MATURITY OF ONE YEAR OR MORE. THE TREASURY BILL INDEX CONSISTS OF U.S. TREASURY BILLS WITH 90 DAY MATURITIES. ALL INDICES ARE UNMANAGED. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the year ended December 31,2009,fees totaling 0.06% of average net assets were waived.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2025 ETF FUND                                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)


                              [PIE GRAPH OMITTED]


                             FIXED INCOME ETFs 33.4%
                             U.S. EQUITY ETFs 46.4%
                           NON-U.S. EQUITY ETFs 20.2%


The investment objective of the 2025 ETF Fund (the "Fund") is to provide capital appreciation with current income and maximize total return until its target retirement date. Thereafter, the Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying ETFs, and the actual allocations will vary over time.

Global capital markets rebounded sharply in 2009 as both the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.5% for the year, the best calendar year return since 2003. Growth oriented sectors such as technology, consumer discretionary, and materials in particular performed well for the year, all posting returns in excess of 40%. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.2% . Non-U.S. equity market returns were even stronger than in the U.S., as the MSCI EAFE Index returned an impressive 31.8% and emerging markets returned an astounding 78.5% as measured by the MSCI Emerging Markets Index. Fixed income markets rebounded as well in 2009. The Barclays Capital U.S. Aggregate Bond Index posted a solid return of 5.9% for the year, and high yield bonds returned an astounding 57.5% as measured by the Merrill Lynch U.S. High Yield Master II Index. The high yield asset class -- and fixed income credit securities in general - benefited from a stronger economy and increased confidence in the health of financial markets that led to credit spreads narrowing significantly throughout the year.

The Fund returned 20.60% for the year ended December 31, 2009. The Fund's performance benefited from the strong market recovery in both equity and fixed income asset classes. Investors' objectives of seeking capital appreciation and current income are balanced in the Fund's portfolio, which maintained approximately 65% in diversified domestic and international equities while investing the remaining 35% of its assets in high credit quality intermediate-term and short-term bond investments.

* BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2035 ETF FUND                                                             [LOGO]
COMMENTARY
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURN

ONE YEAR ENDED 12/31/09 ...............................................  21.03%
INCEPTION (05/1/06) THROUGH 12/31/09 ..................................  (2.93)%


                            COMPARATIVE PERFORMANCE

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE 2035 ETF FUND AND THE BLENDED BENCHMARK THROUGH 12/31/09.


                                  [LINE GRAPH OMITTED]


INITIAL INVESTMENT DATE         05/01/06   12/06     12/07      12/08    12/09
-----------------------         -------   -------   -------    -------   ------
2035 ETF Fund                   $10,000   $10,570   $11,057    $7,408    $8,966
Blended Benchmark (1)           $10,000   $10,745   $11,453    $7,824    $9,710


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR FUND REDEMPTIONS.

(1) THE BLENDED BENCHMARK IS BASED ON THE FUND'S TARGET ALLOCATION AND IS COMPRISED OF 57% S&P 500 INDEX, 13% RUSSELL 2000 GROWTH INDEX, 12% MSCI EAFE INDEX, 10% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 8% TREASURY BILL INDEX. THE S&P 500 INDEX IS AN INDEX COMPRISED OF 500 U.S. STOCKS. THE RUSSELL 2000 GROWTH INDEX IS AN INDEX COMPRISED OF THE RUSSELL 2000 GROWTH SECURITIES WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. THE MSCI EAFE INDEX IS A CAPITALIZATION WEIGHTED MEASURE OF STOCK MARKETS IN EUROPE, AUSTRALIA AND THE FAR EAST. THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX OF INVESTMENT GRADE FIXED-RATED DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES WITH A MATURITY OF ONE YEAR OR MORE. THE TREASURY BILL INDEX CONSISTS OF U.S. TREASURY BILLS WITH 90 DAY MATURITIES. ALL INDICES ARE UNMANAGED. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the year ended December 31,2009,fees totaling 0.09% of average net assets were waived.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2035 ETF FUND                                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                          PORTFOLIO SECTOR WEIGHTING*
                           (As of December 31, 2009)


                              [PIE GRAPH OMITTED]


                             FIXED INCOME ETFs 22.4%
                             U.S. EQUITY ETFs 52.7%
                           NON-U.S. EQUITY ETFs 24.9%


The investment objective of the 2035 ETF Fund (the "Fund") is to provide capital appreciation with current income and maximize total return until its target retirement date. Thereafter, the Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying ETFs, and the actual allocations will vary over time.

Global capital markets rebounded sharply in 2009 as both the markets and economy began to recover from the financial crisis and subsequent recession witnessed in 2008. The S&P 500 Index returned an impressive 26.5% for the year, the best calendar year return since 2003. Growth oriented sectors such as technology, consumer discretionary, and materials in particular performed well for the year, all posting returns in excess of 40%. Small cap stocks also posted strong returns in 2009, as the Russell 2000 Index returned 27.2% . Non-U.S. equity market returns were even stronger than in the U.S., as the MSCI EAFE Index returned an impressive 31.8%. Fixed income markets rebounded as well in 2009, as the Barclays Capital U.S. Aggregate Bond Index posted a solid return of 5.9% for the year. Fixed income credit securities in general benefited from a stronger economy and increased confidence in the health of financial markets that led to credit spreads narrowing significantly throughout the year.

The Fund returned 21.03% for the year ended December 31, 2009. The Fund's performance benefited from the strong market recovery in both equity and fixed income asset classes. Investors' objectives of seeking capital appreciation and current income are balanced in the Fund's portfolio, which maintained approximately 77% in diversified domestic and international equities while investing the remaining 23% of its assets in high credit quality intermediate-term and short-term bond investments.

* BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES                                               [LOGO]
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return for the period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                                 [LOGO]
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                  Beginning        Ending
                                   Account         Account                                Expenses Paid
                                    Value           Value           Expense               During Period
                                  07/01/2009      12/31/2009       Ratio(1,2)       07/01/2009-12/31/2009(3,4)
                                  ----------      ----------      -----------      ---------------------------
2015 ETF FUND
--------------------------------------------------------------------------------------------------------------
Actual Fund Return .............  $1,000.00        $1,157.30          0.58%                   $3.15
Hypothetical 5% Return .........  $1,000.00        $1,022.28          0.58%                   $2.96

2025 ETF FUND
--------------------------------------------------------------------------------------------------------------
Actual Fund Return .............  $1,000.00        $1,168.80          0.58%                   $3.17
Hypothetical 5% Return .........  $1,000.00        $1,022.28          0.58%                   $2.96

2035 ETF FUND
--------------------------------------------------------------------------------------------------------------
Actual Fund Return .............  $1,000.00        $1,188.60          0.60%                   $3.31
Hypothetical 5% Return .........  $1,000.00        $1,022.18          0.60%                   $3.06


(1) THE EXPENSE RATIO DOES NOT INCLUDE THE EXPENSES OF THE ETFS.
(2) ANNUALIZED,  BASED  ON THE  FUND'S  EXPENSES  FOR  THE  MOST  RECENT  FISCAL
    HALF-YEAR.
(3) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 365.
(4) EXPENSES SHOWN DO NOT INCLUDE ANNUITY CONTRACT FEES.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULES OF INVESTMENTS                                                  [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               2015 ETF FUND
                               -------------
 Shares                                                                 Value
 ------                                                                 -----
EXCHANGE-TRADED FUNDS -- 97.8%
  60,810    iShares Barclays TIPS Bond Fund .....................    $ 6,318,159
  49,375    iShares MSCI EAFE Index Fund ........................      2,730,437
   2,710    SPDR Barclays Capital High
            Yield Bond ETF ......................................        105,392
  26,290    SPDR Barclays Capital International
            Treasury Bond ETF ...................................      1,494,061
   8,590    SPDR Dow Jones International
            Real Estate ETF .....................................        299,705
  14,610    Vanguard Emerging Markets ETF .......................        599,010
  62,975    Vanguard Mega Cap 300
            Growth ETF ..........................................      2,636,763
  69,250    Vanguard Mega Cap 300 Value ETF .....................      2,430,675
  13,545    Vanguard Mid-Cap Growth
            Index Fund ..........................................        656,797
  14,440    Vanguard Mid-Cap Value
            Index Fund ..........................................        640,703
  15,400    Vanguard REIT ETF ...................................        688,996
  10,790    Vanguard Small-Cap Growth ETF .......................        645,997
  21,325    Vanguard Small-Cap Value ETF ........................      1,161,786
   7,800    Vanguard Total Bond Market ETF ......................        613,002
                                                                     -----------
Total Exchange-Traded Funds
(Cost $19,430,623)                                                    21,021,483
                                                                     -----------
Total Investments -- 97.8%
(Cost $19,430,623)                                                    21,021,483
                                                                     -----------
Other Assets & Liabilities, Net -- 2.2%                                  467,877
                                                                     -----------
NET ASSETS -- 100.0%                                                 $21,489,360
                                                                     ===========


                               2025 ETF FUND
                               -------------
 Shares                                                                 Value
 ------                                                                 -----
EXCHANGE-TRADED FUNDS -- 95.4%
  31,265    iShares Barclays TIPS Bond Fund .....................    $ 3,248,433
  47,175    iShares MSCI EAFE Index Fund ........................      2,608,778
   2,050    SPDR Barclays Capital High
            Yield Bond ETF ......................................         79,724
  15,795    SPDR Barclays Capital International
            Treasury Bond ETF ...................................        897,630
   3,265    SPDR Dow Jones International
            Real Estate ETF .....................................        113,916
  12,000    Vanguard Emerging Markets ETF .......................        492,000
  53,510    Vanguard Mega Cap 300
            Growth ETF ..........................................      2,240,464
  59,030    Vanguard Mega Cap 300 Value ETF .....................      2,071,953
  11,930    Vanguard Mid-Cap Growth
            Index Fund ..........................................        578,486
  12,725    Vanguard Mid-Cap Value
            Index Fund ..........................................        564,608
  10,685    Vanguard REIT ETF ...................................        478,047
   9,497    Vanguard Small-Cap Growth ETF .......................        568,585
  16,085    Vanguard Small-Cap Value ETF ........................        876,311
  13,700    Vanguard Total Bond Market ETF ......................      1,076,683
                                                                     -----------
Total Exchange-Traded Funds
(Cost $14,650,581)                                                    15,895,618
                                                                     -----------
Total Investments -- 95.4%
(Cost $14,650,581)                                                    15,895,618
                                                                     -----------
Other Assets & Liabilities, Net -- 4.6%                                  768,936
                                                                     -----------
NET ASSETS -- 100.0%                                                 $16,664,554
                                                                     -----------





                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULES OF INVESTMENTS - (CONTINUED)                                    [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               2035 ETF FUND
                               -------------
 Shares                                                                 Value
 ------                                                                 -----
EXCHANGE-TRADED FUNDS -- 95.5%
  14,640    iShares Barclays TIPS Bond Fund .....................    $ 1,521,096
  58,216    iShares MSCI EAFE Index Fund ........................      3,219,345
  14,274    SPDR Barclays Capital International
            Treasury Bond ETF ...................................        811,191
   2,160    SPDR Dow Jones International
            Real Estate ETF .....................................         75,362
  14,710    Vanguard Emerging Markets ETF .......................        603,110
  63,165    Vanguard Mega Cap 300
            Growth ETF ..........................................      2,644,719
  69,140    Vanguard Mega Cap 300 Value ETF .....................      2,426,814
  13,370    Vanguard Mid-Cap Growth
            Index Fund ..........................................        648,311
  14,311    Vanguard Mid-Cap Value
            Index Fund ..........................................        634,979
   7,593    Vanguard REIT ETF ...................................        339,711
  10,673    Vanguard Small-Cap Growth ETF .......................        638,992
  16,470    Vanguard Small-Cap Value ETF ........................        897,286
  14,915    Vanguard Total Bond Market ETF ......................      1,172,170
                                                                     -----------
Total Exchange-Traded Funds
(Cost $14,243,736)                                                    15,633,086
                                                                     -----------
Total Investments -- 95.5%
(Cost $14,243,736)                                                    15,633,086
                                                                     -----------
Other Assets & Liabilities, Net -- 4.5%                                  745,023
                                                                     -----------
NET ASSETS -- 100.0%                                                 $16,378,109
                                                                     ===========

ETF  -- Exchange-Traded Fund
MSCI -- Morgan Stanley Capital International
EAFE -- Europe, Australasia, Far East
REIT -- Real Estate Investment Trust
SPDR -- Standard & Poor's Depositary Receipt
TIPS -- Treasury Inflationary Protection Securities


                       See Notes to Financial Statements.
                                       11

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES                                      [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                       2015 ETF              2025 ETF             2035 ETF
                                                         FUND                  FUND                 FUND
                                                      -----------           -----------          -----------
ASSETS:
Investments in securities, at value (Note 2) ......   $21,021,483           $15,895,618          $15,633,086
Cash equivalent ...................................     1,160,201               767,585              726,579
Dividends receivable ..............................        21,647                12,347                7,239
Receivable for Fund shares sold ...................        18,641                27,272               46,898
Due from Adviser (Note 3) .........................            --                   504                1,211
                                                      -----------           -----------         ------------
 Total assets .....................................    22,221,972            16,703,326           16,415,013
                                                      -----------           -----------         ------------
LIABILITIES:
Payable for investment securities purchased .......       679,198                    --                   --
Payable for Fund shares redeemed ..................        25,519                17,932               16,773
Distribution fees payable (Note 4) ................         4,512                 3,485                3,391
Investment advisory fees payable (Note 3) .........         1,142                    --                   --
Administration and accounting fees payable ........           723                   560                  545
Chief Compliance Officer expenses payable .........           232                   178                  172
Trustees' fees payable ............................           173                   132                  128
Other accrued expenses ............................        21,113                16,485               15,895
                                                      -----------           -----------         ------------
 Total liabilities ................................       732,612                38,772               36,904
                                                      -----------           -----------         ------------
NET ASSETS ........................................   $21,489,360           $16,664,554          $16,378,109
                                                      ===========           ===========          ===========
NET ASSETS consist of:
Undistributed net investment income ...............     $ 169,598             $ 143,987            $ 130,906
Accumulated net realized loss on investments ......    (3,386,137)           (2,511,209)          (2,518,695)
Net unrealized appreciation of investments ........     1,590,860             1,245,037            1,389,350
Paid-in capital ...................................    23,115,039            17,786,739           17,376,548
                                                      -----------           -----------         ------------
NET ASSETS ........................................   $21,489,360           $16,664,554          $16,378,109
                                                      ===========           ===========          ===========
SHARES OUTSTANDING:
(Unlimited shares authorized) .....................     2,293,853             1,871,121            1,916,370
                                                      ===========           ===========          ===========
NET ASSET VALUE:
(Offering and redemption price per share) .........        $ 9.37                $ 8.91               $ 8.55
                                                      ===========           ===========          ===========
Investments, at cost (Note 2) .....................   $19,430,623           $14,650,581          $14,243,736






                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS                                                  [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                           2015 ETF              2025 ETF             2035 ETF
                                                             FUND                  FUND                 FUND
                                                          -----------           -----------          -----------
INVESTMENT INCOME:
Dividend income .......................................   $   273,363           $   218,430            $ 200,804
                                                          -----------           -----------          -----------
 Total income .........................................       273,363               218,430              200,804
                                                          -----------           -----------          -----------
EXPENSES:
Investment advisory fees (Note 3) .....................        43,940                31,773               29,153
Distribution fees (Note 4) ............................        13,140                10,073                9,713
Administration and accounting fees (Note 3) ...........         6,583                 5,004                4,498
Trustees' fees and expenses (Note 3) ..................         3,231                 2,309                2,009
Chief Compliance Officer expenses .....................           188                   147                  157
Printing fees .........................................        14,335                12,516               13,666
Professional fees .....................................        12,515                 9,909                9,295
Custodian fees ........................................         6,839                 6,722                7,488
Transfer agent fees ...................................         5,181                 1,996                2,565
Other .................................................         2,649                 2,136                1,809
                                                          -----------           -----------          -----------
 Total expenses .......................................       108,601                82,585               80,353
                                                          -----------           -----------          -----------
Fees waived by Adviser (Note 3) .......................       (10,986)              (11,200)             (12,835)
Recoupment of previously waived advisory fees (Note 3)          6,120                 3,025                2,354
                                                          -----------           -----------          -----------
 Net expenses .........................................       103,735                74,410               69,872
                                                          -----------           -----------          -----------
Net investment income .................................       169,628               144,020              130,932
                                                          -----------           -----------          -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS (Notes 2 and 5):
Net realized gain/(loss) from:
 Investments ..........................................       118,592                57,283               65,077
 Investments in affiliated funds ......................    (3,359,618)           (2,561,131)          (2,525,764)
Net change in unrealized appreciation of:
 Investments ..........................................     1,590,860             1,245,037            1,389,350
 Investments in affiliated funds ......................     5,005,080             3,744,739            3,583,853
                                                          -----------           -----------          -----------
 Net realized and unrealized gain on investments ......     3,354,914             2,485,928            2,512,516
                                                          -----------           -----------          -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ............................   $ 3,524,542           $ 2,629,948          $ 2,643,448
                                                          ===========           ===========          ===========


                       See Notes to Financial Statements.
                                       13

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                            2015 ETF             2025 ETF             2035 ETF
                                                              FUND                 FUND                 FUND
                                                          -----------           -----------          -----------
OPERATIONS:
Net investment income ..................................  $   169,628           $   144,020          $   130,932
Net realized gain/(loss) from:
 Investments ...........................................      118,592                57,283               65,077
 Investments in affiliated funds .......................   (3,359,618)           (2,561,131)          (2,525,764)
Net change in unrealized appreciation of:
 Investments ...........................................    1,590,860             1,245,037            1,389,350
 Investments in affiliated funds .......................    5,005,080             3,744,739            3,583,853
                                                          -----------           -----------          -----------
Net increase in net assets resulting from operations ...    3,524,542             2,629,948            2,643,448
                                                          -----------           -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..................................     (630,168)             (314,215)            (159,931)
Net realized capital gains .............................      (25,054)              (22,210)             (13,684)
                                                          -----------           -----------          -----------
Total distributions to shareholders ....................     (655,222)             (336,425)            (173,615)
                                                          -----------           -----------          -----------
CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold ............................................    4,760,774             5,904,979            6,835,092
Shares issued as reinvestment of distributions .........      655,220               336,425              173,614
Shares redeemed ........................................   (1,469,541)           (1,549,492)          (1,023,317)
                                                          -----------           -----------          -----------
Net increase in net assets from capital stock
  transactions .........................................    3,946,453             4,691,912            5,985,389
                                                          -----------           -----------          -----------
Net increase in net assets .............................    6,815,773             6,985,435            8,455,222
NET ASSETS:
Beginning of year ......................................   14,673,587             9,679,119            7,922,887
                                                          -----------           -----------          -----------
End of year ............................................  $21,489,360           $16,664,554          $16,378,109
                                                          ===========           ===========          ===========
Undistributed net investment income at end of year .....  $   169,598           $   143,987          $   130,906
                                                          ===========           ===========          ===========
CAPITAL SHARE TRANSACTIONS:
Shares sold ............................................      567,419               741,898              922,388
Shares issued as reinvestment of distributions .........       69,496                37,520               20,164
Shares redeemed ........................................     (172,787)             (192,016)            (135,695)
                                                          -----------           -----------          -----------
Net increase in shares outstanding .....................      464,128               587,402              806,857
                                                          ===========           ===========          ===========


                       See Notes to Financial Statements.
                                       14

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)                         [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                           2015 ETF              2025 ETF             2035 ETF
                                                             FUND                  FUND                 FUND
                                                          -----------           -----------          -----------
OPERATIONS:
Net investment income ................................    $   448,500           $   225,403          $   125,594
Net realized gain from investments and
 distributions from affiliated and underlying funds ..        199,544               103,905                9,135
Net change in unrealized depreciation
 of investments in affiliated funds ..................     (3,316,979)           (3,363,244)          (1,976,961)
                                                          -----------           -----------          -----------
Net decrease in net assets resulting from operations .     (2,668,935)           (3,033,936)          (1,842,232)
                                                          -----------           -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................       (287,053)             (248,626)            (137,278)
Net realized capital gains ...........................       (194,337)             (195,481)            (129,547)
                                                          -----------           -----------          -----------
Total distributions to shareholders ..................       (481,390)             (444,107)            (266,825)
                                                          -----------           -----------          -----------
CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold ..........................................      6,467,256             6,357,824            4,385,652
Shares issued in connection with merger (Note 9) .....      4,340,601                    --            2,306,527
Shares issued as reinvestment of distributions .......        481,389               444,106              266,823
Shares redeemed ......................................     (2,020,534)             (672,661)            (533,951)
                                                          -----------           -----------          -----------
Net increase in net assets from capital stock
  transactions .......................................      9,268,712             6,129,269            6,425,051
                                                          -----------           -----------          -----------
Net increase in net assets ...........................      6,118,387             2,651,226            4,315,994
NET ASSETS:
Beginning of year ....................................      8,555,200             7,027,893            3,606,893
                                                          -----------           -----------          -----------
End of year ..........................................    $14,673,587           $ 9,679,119          $ 7,922,887
                                                          ===========           ===========          ===========
Undistributed net investment income at end of year ...    $   630,153           $   314,207          $   159,922
                                                          ===========           ===========          ===========
CAPITAL SHARE TRANSACTIONS:
Shares sold ..........................................        662,323               658,825              485,351
Shares issued in connection with merger (Note 9) .....        532,579                    --              317,703
Shares issued as reinvestment of distributions .......         60,400                59,233               37,871
Shares redeemed ......................................       (207,504)              (73,432)             (58,186)
                                                          -----------           -----------          -----------
Net increase in shares outstanding ...................      1,047,798               644,626              782,739
                                                          ===========           ===========          ===========


                       See Notes to Financial Statements.
                                       15

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2015 ETF FUND                                                             [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                                                 FOR THE PERIOD
                                          YEAR ENDED              YEAR ENDED              YEAR ENDED              MAY 1, 2006 TO
                                       DECEMBER 31, 2009       DECEMBER 31, 2008       DECEMBER 31, 2007        DECEMBER 31, 2006(1)
                                       -----------------       -----------------       -----------------        --------------------
Net asset value, beginning of period .      $  8.02                 $ 10.94                  $ 10.54                  $ 10.00
                                            -------                 -------                  -------                  -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) .............         0.08                    0.44                     0.34                     0.61
Net realized and unrealized
 gain/(loss) on investments ..........         1.56                   (3.09)                    0.14                    (0.07)
                                            -------                 -------                  -------                  -------
Total from investment operations .....         1.64                   (2.65)                    0.48                     0.54
                                            -------                 -------                  -------                  -------
LESS DISTRIBUTIONS:
From net investment income ...........        (0.28)                  (0.16)                   (0.05)                     --
From capital gains ...................        (0.01)                  (0.11)                   (0.03)                     --
                                            -------                 -------                  -------                  -------
Total distibutions ...................        (0.29)                  (0.27)                   (0.08)                     --
                                            -------                 -------                  -------                  -------
Net asset value, end of period .......      $  9.37                 $  8.02                  $ 10.94                  $ 10.54
                                            =======                 =======                  =======                  =======
Total return(3,4) ....................        20.49%                 (24.18)%                   4.57%                    5.40%
                                            =======                 =======                  =======                  =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .      $21,489                 $14,674                   $8,555                  $1,934
Operating expenses including
 reimbursement/waiver/recoupment + ...         0.59%(7)                0.50%                    0.50%                    0.50%(6)
Operating expenses excluding
 reimbursement/waiver/recoupment + ...         0.62%                   1.05%                    1.35%                    8.69%(6)
Net investment income+ ...............         0.97%                   4.54%                    3.08%                    8.87%(6)
Portfolio turnover rate ..............          107%                     32%                       3%                     55%(5)


+   These ratios do not include expenses from the affiliated funds or ETFs.

(1) The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3) Total return represents the total return for the period indicated and has not been annualized.

(4) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(5) Non-annualized.

(6) Annualized.

(7) On October 1, 2009, the Fund adopted a 12b-1 plan which caused expenses to exceed the expense cap of 0.60%, resulting in expenses which were waived. Prior to October 1, 2009, the Fund ran at or below its expense cap of 0.60%.


Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.
                                       16

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2025 ETF FUND                                                             [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------


FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                                                  FOR THE PERIOD
                                          YEAR ENDED              YEAR ENDED              YEAR ENDED               MAY 1, 2006 TO
                                       DECEMBER 31, 2009       DECEMBER 31, 2008       DECEMBER 31, 2007        DECEMBER 31, 2006(1)
                                       -----------------       -----------------       -----------------        --------------------
Net asset value, beginning of period ..     $  7.54                  $11.00                  $ 10.60                  $ 10.00
                                            -------                 -------                  -------                  -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) ..............        0.09                    0.23                     0.32                     0.54
Net realized and unrealized gain/(loss)
 on investments .......................        1.46                   (3.33)                    0.14                     0.06
                                            -------                 -------                  -------                  -------
Total from investment operations ......        1.55                   (3.10)                    0.46                     0.60
                                            -------                 -------                  -------                  -------
LESS DISTRIBUTIONS:
From net investment income ............       (0.17)                  (0.20)                   (0.03)                      --
From capital gains ....................       (0.01)                  (0.16)                   (0.03)                      --
                                            -------                 -------                  -------                  -------
Total distibutions ....................       (0.18)                  (0.36)                   (0.06)                      --
                                            -------                 -------                  -------                  -------
Net asset value, end of period ........     $  8.91                  $ 7.54                   $ 11.00                 $ 10.60
                                            =======                 =======                  =======                  =======
Total return(3,4) .....................       20.60%                 (28.11)%                   4.36%                    6.00%
                                            =======                 =======                  =======                  =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..     $16,665                  $9,679                   $7,028                   $1,372
Operating expenses including
 reimbursement/waiver/recoupment + ....        0.59%(7)                0.50%                    0.50%                    0.50%(6)
Operating expenses excluding
 reimbursement/waiver/recoupment + ....        0.65%                   1.13%                    1.72%                   12.72%(6)
Net investment income+ ................        1.13%                   2.46%                    2.85%                    7.83%(6)
Portfolio turnover rate ...............         100%                     24%                       2%                      10%(5)

+   These ratios do not include expenses from the affiliated funds or ETFs.

(1) The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3) Total return represents the total return for the period indicated and has not been annualized.

(4) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(5) Non-annualized.

(6) Annualized.

(7) On October 1, 2009, the Fund adopted a 12b-1 plan which caused expenses to exceed the expense cap of 0.60%, resulting in expenses which were waived. Prior to October 1, 2009, the Fund ran at or below its expense cap of 0.60%.


Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.
                                       17

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
2035 ETF FUND                                                             [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------


FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                                                  FOR THE PERIOD
                                          YEAR ENDED              YEAR ENDED              YEAR ENDED              MAY 1, 2006 TO
                                       DECEMBER 31, 2009       DECEMBER 31, 2008       DECEMBER 31, 2007        DECEMBER 31, 2006(1)
                                       -----------------       -----------------       -----------------        --------------------
Net asset value, beginning of period ..     $  7.14                 $ 11.04                  $ 10.57                  $ 10.00
                                            -------                 -------                  -------                  -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) ..............        0.09                    0.24                     0.24                     0.40
Net realized and unrealized gain/(loss)
 on investments .......................        1.41                   (3.89)                    0.24                     0.17
                                            -------                 -------                  -------                  -------
Total from investment operations ......        1.50                   (3.65)                    0.48                     0.57
                                            -------                 -------                  -------                  -------
LESS DISTRIBUTIONS:
From net investment income ............       (0.08)                  (0.13)                      --(3)                    --
From capital gains ....................       (0.01)                  (0.12)                   (0.01)                      --
                                            -------                 -------                  -------                  -------
Total distibutions ....................       (0.09)                  (0.25)                   (0.01)                      --
                                            -------                 -------                  -------                  -------
Net asset value, end of period ........     $  8.55                  $ 7.14                   $11.04                   $10.57
                                            =======                 =======                  =======                  =======
Total return(4,5) .....................       21.03%                 (33.00)%                   4.61%                    5.70%
                                            =======                 =======                  =======                  =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..     $16,378                  $7,923                   $3,607                     $324
Operating expenses including
 reimbursement/waiver/recoupment + ....        0.60%                   0.50%                    0.50%                    0.50%(7)
Operating expenses excluding
 reimbursement/waiver/recoupment + ....        0.69%                   1.64%                    3.37%                   61.49%(7)
Net investment income+ ................        1.12%                   2.65%                    2.20%                    5.78%(7)
Portfolio turnover rate ...............          96%                     18%                       0%                       4%(6)

+ These ratios do not include expenses from the affiliated funds or ETFs.

(1) The Fund commenced operations May 1, 2006.

(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3) Amount is less than $0.01 per share.

(4) Total return represents the total return for the period indicated and has not been annualized.

(5) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

(6) Non-annualized.

(7) Annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS                                         [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

1. Organization.

The Wilshire Variable Insurance Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 ("1940 Act"), which offers units of beneficial ownership (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund (collectively the "Funds", each a "Fund" of the Trust). Prior to December 22, 2008, the 2015 ETF Fund, the 2025 ETF Fund and the 2035 ETF Fund were named the 2015 Moderate Fund, the 2025 Moderate Fund and the 2035 Moderate Fund, respectively. The Funds operate under a fund of funds structure and at this time invest substantially all of their assets in unaffiliated exchange-traded funds ("ETF" or "ETFs"), which primarily invest in equity and fixed income securities, according to an asset allocation strategy designed for investors planning to retire in certain target years. The financial statements for the other Funds of the Trust managed by Wilshire Associates Incorporated ("Wilshire" or the "Adviser") are included in a separate annual report. Shares are presently offered to Horace Mann Life Insurance Company ("HMLIC") Separate Account, the HMLIC 401(k) Separate Account and Great American Life Insurance Company.

FUNDS' INVESTMENT OBJECTIVES:

High total return until each respective Fund's target retirement date. Thereafter, high current income and, as a secondary objective, capital appreciation.

2. Significant Accounting Policies.

Financial Accounting Standards Board ("FASB") issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB ACCOUNTING STANDARDS CODIFICATION+" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification became non-authoritative.

Following the Codification, the FASB did not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it issued Accounting Standards Updates, which served to update the Codification, provided background information about the guidance and provided the basis for conclusions on the changes to the Codification.

GAAP was not intended to be changed as a result of the FASB's Codification project, but it changed the way the guidance is organized and presented. As a result, these changes had a significant impact on how companies reference GAAP in their financial statements and in their accounting policies. The Trust implemented the Codification as of December 31, 2009.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

SECURITY VALUATION -- A Fund's initial investment in an ETF is valued at the ETF's net asset value or is valued at market price, depending upon whether a Fund purchased the ETF directly from the ETF in "creation units" or on an exchange, as applicable.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
3). The guidance establishes three levels of the fair value hierarchy as follows:

     o  Level 1 -- quoted prices in active markets for identical securities.

     o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, pre- payment speeds, credit risk, etc. ).

     o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended December 31, 2009, there have been no significant changes to the Funds' fair value methodologies.

As of December 31, 2009, all of the Funds' investments in securities were considered Level 1. Security categorizations are shown in each Fund's Schedule of Investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on a trade date basis. Dividend income and realized gain distributions from the ETFs are recorded on the ex-dividend date. Interest income accrues daily. Securities gains and losses are determined on the basis of identified cost.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible federal excise tax.

EXPENSE POLICY -- Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds, Inc. are allocated across the Trust and the Wilshire Mutual Funds, Inc. based upon relative net assets or another reasonable basis.

3. Investment Advisory Fee and Other Transactions With Affiliates.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds' investment programs.

Pursuant to the Advisory Agreement (the "Agreement") between the Funds and Wilshire, Wilshire charges annual fees of 0.25% of average daily net assets of the 2015 ETF Fund, 2025 ETF Fund and the 2035 ETF Fund. Wilshire has entered into a contractual expense limitation agreement (the "Expense Limitation") with the Funds to waive a portion of its management fee and/or reimburse expenses to limit annual operating expenses to 0.60% (exclusive of ETF fees and expenses) of average daily net assets for each of the Funds. This agreement to limit expenses continues through at least April 30, 2010. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for each Fund. At December 31, 2009, the amounts of waivers subject to recoupment for the 2015 ETF Fund, 2025 ETF Fund and the 2035 ETF Fund are $10,601, $11,200, and $11,427, respectively, expiring in 2012. The Adviser cannot recapture any expenses or fees it waived or reimbursed prior to August 21, 2009 under the prior Expense Limitation Agreement.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

For the year ended December 31, 2009, the Adviser recouped previously waived expenses in the amounts listed below.


FUND                                              FEES RECOUPED    FEES WAIVED
----                                              -------------    -----------
2015 ETF Fund .................................      $6,120         $10,986
2025 ETF Fund .................................       3,025          11,200
2035 ETF Fund .................................       2,354          12,835

Because the ETFs have varied fee and expense levels and the Funds may own different proportions of the ETFs at different times, the amount of fees and expenses incurred indirectly by a Fund will vary.

SEI Investments Global Funds Services ("SEI") serves as the Trust's administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Trust's transfer agent and dividend disbursing agent. PNC Global Investment Services Inc. ("PNCGIS") serves as the Trust's custodian. SEI Investments Distribution Co. serves as the Trust's distributor.

OFFICERS' AND TRUSTEES' EXPENSES -- The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $14,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee Telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plan.

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund's average net assets payable to SEI Investments Distribution Co. (the "Distributor") to reimburse the Distributor for distribution and shareholder services provided to shareholders.

5. Security Transactions.

For the year ended December 31, 2009, the aggregate cost of purchases and proceeds from sales of investments, were as follows:

FUND                                     PURCHASES         PROCEEDS FROM SALES
----                                    -----------        -------------------
2015 ETF Fund ........................  $21,553,282           $17,764,307
2025 ETF Fund ........................   16,229,437            11,720,083
2035 ETF Fund ........................   16,106,384             9,985,212

6. Significant Shareholder Activity.

On December 31, 2009, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

FUND
----
2015 ETF Fund (1 omnibus shareholder) ................  96%
2025 ETF Fund (1 omnibus shareholder) ................  98%
2035 ETF Fund (1 omnibus shareholder) ................  98%

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

7. Tax Information.


No provision for federal income taxes is required because each Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing a Fund's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The tax character of distributions declared for the years ended December 31, 2009 and December 31, 2008, respectively were as follows:


                              2009             2009             2008            2008
FUND                    ORDINARY INCOME   CAPITAL GAINS   ORDINARY INCOME   CAPITAL GAINS
----                    ---------------   -------------   ---------------   -------------
2015 ETF Fund ........     $639,608         $15,614          $291,791         $189,599
2025 ETF Fund ........      322,791          13,634           252,565          191,542
2035 ETF Fund ........      163,216          10,399           137,281          129,544

At December 31, 2009, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

                                            2015 ETF          2025 ETF        2035 ETF
                                               FUND             FUND            FUND
                                            ----------       ---------      -----------
Undistributed ordinary income .........      $ 169,598       $ 143,987      $   130,906
Accumulated capital gain ..............             --              --               --
Capital loss carryforwards ............    (3,386,137)      (2,511,217)      (2,518,691)
Unrealized depreciation ...............      1,590,860       1,245,037        1,389,350
Other temporary differences ...........             --               8               (4)
                                           -----------     -----------       ----------
Total accumulated loss ................    $(1,625,679)    $(1,122,185)      $ (998,439)
                                           ===========     ===========       ==========

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2009, the Funds had available for federal income tax purposes unused capital losses as follows:

                                          EXPIRING DECEMBER 31,
                               -------------------------------------------
FUND                            2015               2016            2017
------                         -------           -------        ----------
2015 ETF Fund ...........      $71,378           $36,856        $3,277,903
2025 ETF Fund ...........           --                --         2,511,217
2035 ETF Fund ...........           --            18,736         2,499,955

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

The federal tax cost, unrealized appreciation and depreciation at December 31, 2009 for each Fund is as follows:


                                   AGGREGATE      AGGREGATE
                                     GROSS          GROSS
                                  UNREALIZED      UNREALIZED     NET UNREALIZED
FUND                 TAX COST    APPRECIATION    DEPRECIATION    APPRECIATION
-----              -----------   ------------    ------------    --------------
2015 ETF Fund ...  $19,430,623     $1,643,694      $(52,834)       $1,590,860
2025 ETF Fund ...   14,650,581      1,294,271       (49,234)        1,245,037
2035 ETF Fund ...   14,243,736      1,424,076       (34,726)        1,389,350


8. Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. The reclassifications relate primarily to the re-characterization of distributions from the ETFs for tax purposes. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2009, the reclassifications were as follows:


                                       DECREASE            INCREASE
                                  UNDISTRIBUTED NET      NET REALIZED
FUND                              INVESTMENT INCOME      CAPITAL GAINS
----                              -----------------      -------------
2015 ETF Fund .................         $(15)                $15
2025 ETF Fund .................          (25)                 25
2035 ETF Fund .................          (17)                 17


9. Fund Mergers.

On December 21, 2008, the assets of the 2010 Aggressive Fund, the 2010 Moderate Fund and the 2010 Conservative Fund were reorganized into the 2015 ETF Fund. In this merger, 110,684 shares of the 2010 Aggressive Fund,
293,363 shares of the 2010 Moderate Fund and 142,371 shares of the 2010 Conservative Fund were exchanged for 532,579 shares of the 2015 ETF Fund in a tax-free exchange. Assets of the 2045 Moderate Fund were reorganized into the 2035 ETF Fund. In this merger, 379,614 shares of the 2045 Moderate Fund were exchanged for 317,703 shares of the 2035 ETF Fund in a tax-free exchange.

The values of the 2010 Aggressive Fund, the 2010 Moderate Fund and the 2010 Conservative Fund were $798,560, $2,322,799 and $1,219,242, respectively on December 21, 2008. Upon the business combination of such Funds on December 21, 2008, the value of the 2010 Aggressive Fund, the 2010 Moderate Fund and the 2010 Conservative Fund, which included accumulated realized losses of $16,694, $92,524 and $104, respectively, and unrealized depreciation of $340,618, $730,805 and $252,442, respectively, combined with the 2015 ETF Fund was $14,298,661. In addition, there were wash sales in the amount of $27,716 in accumulated realized losses and $27,716 in unrealized appreciation associated with this merger. The value of the 2045 Moderate Fund on December 31, 2008 waws $2,306,527. Upon the business combination of such funds on December 21, 2008, the value of the 2045 Moderate Fund which included accumulated realized losses of $19,086 and unrealized depreciation of $1,342,048, combined with the 2035 ETF Fund was $7,529,107.

10. Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)                           [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------


11. Credit Risk.

Certain securities in which an ETF may invest are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Underlying Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. An ETF's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

12. Accounting Pronouncement.

In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

13. Subsequent Event Evaluation.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2009.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Wilshire Variable Insurance
Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund (three series of Wilshire Variable Insurance Trust, hereafter referred to as the "Funds") at December 31, 2009, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
March 1, 2010

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
BOARD APPROVAL OF ADVISORY AGREEMENT
--------------------------------------------------------------------------------


During the six months ended December 31, 2009, the Board of Trustees (the "Board") of Wilshire Variable Insurance Trust (the "Trust") approved the renewal for an additional one-year term of the Trust's advisory agreement (the "Advisory Agreement") with Wilshire Associates Incorporated ("Wilshire" or the "Adviser") on behalf of the Wilshire 2015 ETF Fund, Wilshire 2025 ETF Fund and Wilshire 2035 ETF Fund (the "Funds").

The information in this summary outlines the Board's considerations associated with its approval of the Advisory Agreement. In connection with its deliberations regarding the continuation of this relationship, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire under the existing advisory arrangement; comparative fees and expense ratios; the profits to be realized by Wilshire; the extent to which Wilshire realizes economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees") discussed the renewal of the Advisory Agreement with management and in private sessions with counsel at which no representatives of Wilshire were present.

As required by the Investment Company Act of 1940, the approval was confirmed by the unanimous separate vote of the Independent Trustees. In deciding to approve the renewal of the Advisory Agreement, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received
----------------------------------

The Board, including all the Independent Trustees, considered the renewal of the Advisory Agreement pursuant to a process that concluded at the Board's December 4, 2009 meeting, following an extensive process. At the direction of the Independent Trustees, counsel to the Trust and the Independent Trustees sent a memorandum to the Adviser requesting information regarding the Advisory Agreement to be provided to the Trustees in advance of a meeting of the Contract Review Committee (which is comprised of all the Independent Trustees) held on December 3, 2009.

In response to the request for information, the Trustees received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of each Fund as provided by Wilshire based upon data gathered from the Morningstar Direct Mutual fund database ("Morningstar"); (iii) the costs of services provided and estimated profits realized by the Adviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered and amounts paid to other registered investment companies as provided by Wilshire based upon data gathered from Morningstar, and (vii) benefits realized by the Adviser from its relationship with each Fund. The Independent Trustees also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Prior to consideration by the Board, the Contract Review Committee met on December 3, 2009 to discuss the information provided. As a part of its evaluation it considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Trustees), which also met on December 3, 2009 to review data Wilshire had prepared on performance. Based upon its evaluation of all materials provided, including a supplemental presentation made by Wilshire at the Board meeting, the Contract Review Committee concluded that it was in the best interests of each Fund to renew the Advisory Agreement and recommended to the Board that the Advisory Agreement be renewed. At its meeting on December 4, 2009, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant.

Nature, Extent and Quality of Services
--------------------------------------

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser, noting that the Adviser performs administrative functions on behalf of the Funds. The Board considered the experience and skills of the senior management leading Fund operations, the experience and skills of

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
BOARD APPROVAL OF ADVISORY AGREEMENT                                      [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. The Board concluded that appropriate resources were being provided under the agreement to administer the Trust's affairs. The Board also reviewed the Adviser's financial condition, and considered the financial support provided by the Adviser to the Funds pursuant to an Expense Limitation Agreement. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund support renewal of the contract.

The Board reviewed information on the performance of each Fund for the annualized one- and three-year periods, along with the performance information of a peer group of funds determined by Wilshire based upon the Morningstar database for the same periods and in comparison to its benchmark. The Board noted that each Fund met or exceeded acceptable levels of performance.

Advisory Fees
-------------

The Board reviewed each Fund's advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of the peer group of funds. The Board determined that the advisory fee for each of the Funds was competitive. In addition, the Board noted that pursuant to the Trust's current arrangement with the Adviser, the Adviser waives advisory fees and reimburses expenses for the Funds pursuant to an Expense limitation Agreement. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

Profitability to Wilshire and Economies of Scale
------------------------------------------------

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund's asset size, each Fund's expense ratio, the expense limitation currently in place and whether the investment process produced economies of scale. The Board concluded that each Fund's advisory fee reasonably reflected appropriate recognition of any economies of scale.

Fall-Out Benefits
-----------------

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

Conclusion
----------

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST                                         [LOGO]
ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

A listing of the Trustees and Officers of the Trust, their ages and their principal occupations for the past five years is presented below. The address of each Trustee and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.


                                                                                             NUMBER OF
                                          TERM OF                                              FUNDS/
                                          OFFICE(1)                PRINCIPAL                 FUNDS IN           OTHER
                             POSITION    AND LENGTH                OCCUPATIONS                COMPLEX        DIRECTORSHIPS
                             HELD WITH    OF TIME                DURING THE PAST            OVERSEEN BY         HELD BY
NAME AND AGE                 THE TRUST     SERVED                   FIVE YEARS                TRUSTEE          TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

Lawrence E. Davanzo, 56(2)   Trustee and  Since 2005        President, Wilshire Associates       15      Wilshire Mutual Funds, Inc.
                             President                      Incorporated, October 2007-                  (6 Funds); Wilshire
                                                            Present; Senior Managing                     Associates Incorporated
                                                            Director, October 2004-October
                                                            2007, Wilshire Associates
                                                            Incorporated; President, 2005-
                                                            Present, Wilshire Variable
                                                            Insurance Trust; Managing
                                                            Director, August 2004-October
                                                            2004, Guggenheim Partners,
                                                            independent investor, August
                                                            2001-August 2004.
-----------------------------------------------------------------------------------------------------------------------------------
                                                  NON-INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

Theodore J. Beck, 56         Trustee      Since 2008        President and Chief Executive        15      Wilshire Mutual Funds, Inc.
                                                            Officer, National Endowment for              (6 Funds)
                                                            Financial Education (since 2005);
                                                            Associate Dean for Executive
                                                            Education and Corporate
                                                            Relationships, and President for
                                                            the Center for Advanced Studies
                                                            in Business at the University of
                                                            Wisconsin (1999-2005)

Roger A. Formisano, 60        Trustee     Since 2006        Vice President, University           15      Integrity Mutual Insurance
                                                            Medical Foundation, 2006-                    Company, Wilshire Mutual
                                                            Present; formerly Director, The              Funds, Inc. (6 Funds)
                                                            Center for Leadership and
                                                            Applied Business, UW-Madison
                                                            School of Business; Principal,
                                                            R.A. Formisano & Company, LLC

Richard A. Holt, 67          Trustee      Since 2006        Retired; formerly Senior             15      Wilshire Mutual Funds, Inc.
                                                            Relationship Manager, Scudder                (6 Funds)
                                                            Insurance Asset Management.

Suanne K. Luhn, 54           Trustee      Since 2008        Retired; formerly Chief              15      Wilshire Mutual Funds, Inc.
                                                            Compliance Officer, Bahl &                   (6 Funds)
                                                            Gaynor (investment adviser)
                                                            (1990 to 2006)

Harriet A. Russell, 67       Trustee      Since 2006        President, Greater Cincinnati        15      Greater Cincinnati Credit
                                                            Credit Union; formerly Vice                  Union Board; Wilshire
                                                            President, Cincinnati Board of               Mutual Funds, Inc.
                                                            Education; formerly teacher,                 (6 Funds)
                                                            Walnut Hills High School.

George J. Zock, 58           Trustee,    Since 2006         Independent Consultant;              15      Wilshire Mutual Funds,
                             Chairman                       Consultant, Horace Mann Service              Inc.
                             of the                         Corporation (2004 to 2005);                  (6 Funds)
                             Board                          Executive Vice President, Horace
                                                            Mann Life Insurance Company
                                                            and Horace Mann Service
                                                            Corporation (1997 to 2003).

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
ADDITIONAL FUND INFORMATION                                               [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                           TERM OF                                                   FUNDS/
                                          OFFICE (1)               PRINCIPAL                        FUNDS IN          OTHER
                              POSITION    AND LENGTH               OCCUPATIONS                       COMPLEX       DIRECTORSHIPS
                             HELD WITH     OF TIME               DURING THE PAST                    OVERSEEN BY       HELD BY
NAME AND AGE                 THE TRUST      SERVED                  FIVE YEARS                       TRUSTEE         TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICERS
---------------------------------------------------------------------------------------------------------------------------------

Aaron W.L. Eubanks, 47       Chief        Since 2009        Chief Compliance Officer and                N/A            N/A
                             Compliance                     Managing Director, Wilshire
                             Officer                        Associates, Incorporated
                                                            (since 2009). Chief Operating
                                                            Officer and Chief Compliance
                                                            Officer, Provident Investment
                                                            Counsel (1992-2009)

Alex Kaye, 40                Vice         Since 2009        Senior Portfolio Manager in                 N/A            N/A
                             President                      Wilshire's Funds Management Group.
                                                            Member of Wilshire Funds
                                                            Management Portfolio Management
                                                            Subcommittee. 2004-2007,
                                                            Senior Portfolio Manager at
                                                            Ibbotson Associates.

Reena S. Lalji, 38           Secretary    Since 2009        Managing Director and General               N/A            N/A
                                                            Counsel, Wilshire Associates
                                                            Incorporated (Since 2009);
                                                            Senior Counsel, Royal Bank of
                                                            Canada (2003--2008)

James T. St. Aubin, 32       Vice         Since 2009        Senior Portfolio Manager in                N/A            N/A
                             President                      Wilshire's Funds Management
                                                            Group. 2004-2008, Senior Consultant
                                                            at Ibbotson Associates -- a division
                                                            Morningstar Inc.

Helen Thompson, 42           Vice         Since 2008        Managing Director, Wilshire Associates      N/A            N/A
                             President                      Incorporated. (since 2003); Associate
                                                            Director, First Quadrant, L.P. (2001 to
                                                            2003); Chief Investment Accountant,
                                                            Financial Controller, Company Secretary,
                                                            Associate Director, Compliance Officer
                                                            (1996 to 2003), First Quadrant Limited

Michael Wauters, 44          Treasurer    Since 2009        Controller, Wilshire Associates             N/A            N/A
                                                            Incorporated (since 2009); Assistant
                                                            Vice President-Financial Operations,
                                                            Pacific Life Insurance Company
                                                            (2000-2009)

Victor Zhang, 37             Vice         Since 2009        Head of Portfolio Management,               N/A            N/A
                             President                      Member of Wilshire Funds
                                                            Management Investment Committee,
                                                            Wilshire Associates Incorporated,
                                                            January 2006 to Present; Director of
                                                            Investments, Harris myCFO Investment
                                                            Advisory Services, LLC, 2001 to 2006.

(1) EACH TRUSTEE SERVES UNTIL THE NEXT SHAREHOLDERS' MEETING (AND UNTIL THE ELECTION AND QUALIFICATION OF A SUCCESSOR), OR UNTIL DEATH, RESIGNATION, REMOVAL (AS PROVIDED IN THE TRUST'S DECLARATION OF TRUST) OR RETIREMENT WHICH TAKES EFFECT NO LATER THAN THE MAY 1 FOLLOWING HIS OR HER 70TH BIRTHDAY. OFFICERS ARE ELECTED BY THE BOARD ON AN ANNUAL BASIS TO SERVE UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED.

(2) MR. DAVANZO IS AN INTERESTED PERSON BECAUSE OF HIS POSITION WITH THE TRUST'S INVESTMENT ADVISER, WILSHIRE ASSOCIATES INCORPORATED.

The Trust's Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, upon request, by calling 1-888-200-6796.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
ADDITIONAL FUND INFORMATION                                               [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
TAX INFORMATION                                                           [LOGO]
(UNAUDITED)
--------------------------------------------------------------------------------

Of the distributions made by the following Funds, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:


FUND                      PERCENTAGE
----                      ----------
2015 ETF Fund .......       6.80%
2025 ETF Fund .......      12.25%
2035 ETF Fund .......       0.00%


The Funds designate long-term capital gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code as follows:


FUND
----
2015 ETF Fund .......     $15,614
2025 ETF Fund .......      13,634
2035 ETF Fund .......      10,399

                      This Page Intentionally Left Blank.

--------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST
ANNUAL REPORT                                                             [LOGO]
DECEMBER 31, 2009
--------------------------------------------------------------------------------

WILSHIRE VARIABLE INSURANCE TRUST
2015 ETF Fund
2025 ETF Fund
2035 ETF Fund

BOARD OF TRUSTEES
Theodore J. Beck                            Lawrence E. Davanzo
Roger A. Formisano                          George J. Zock
Richard A. Holt                             CHAIRMAN OF THE BOARD
Harriet A. Russell
Suanne K. Luhn

OFFICERS OF THE FUNDS
Lawrence E. Davanzo                         Victor Zhang
PRESIDENT                                   VICE PRESIDENT

Helen Thompson                              James St. Aubin
VICE PRESIDENT                              VICE PRESIDENT

Michael Wauters                             Alex Kaye
TREASURER                                   VICE PRESIDENT

Guarav Chopra                               Reena S. Lalji
ASSISTANT TREASURER                         SECRETARY

Aaron W.L. Eubanks
CHIEF COMPLIANCE OFFICER

------------------------------------------------------------------------------------------

ADMINISTRATOR                               CUSTODIAN
SEI Investments Global Funds Services       PNC Global Investment Servicing Inc.
1 Freedom Valley Drive                      The Eastwick Center
Oaks, PA 19456                              8800 Tinicum Boulevard
                                            Philadelphia, PA 19153

TRANSFER AGENT
DST Systems, Inc.                           INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
333 W. 11th St.                             PricewaterhouseCoopers LLP
Kansas City, MO 64105                       Two Commerce Square
                                            2001 Market Street, Suite 1700
                                            Philadelphia, PA 19103-7042
INVESTMENT ADVISER
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

[LOGO]  Wilshire Variable Insurance Trust

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796








                                                                 WIL-AR-003-0200

Item 2.    Code of Ethics.

     (a )The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) During the period covered by this report, the code of ethics was amended to address changes in the registrant's covered officers.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of this item's instructions.


Item 3.    Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that the Registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Mr. Roger A. Formisano, the Registrant's audit committee financial expert, is "independent" for purposes of Item 3 to Form N-CSR.

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.


Item 4.    Principal Accountant Fees and Services.
Audit Fees
-----------

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $140,962 for 2008 and $133,913 for 2009.

Audit-Related Fees
-------------------

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $23,984 for 2008 and $0 for 2009. Fees billed were for agreed upon procedures to review the fund accounting conversion from PNC Global Investment Services to SEI Investments Global Funds Services.

Tax Fees
---------

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax training are $22,500 for 2008 and $21,375 for 2009. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

All Other Fees
---------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the ( principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2009.

  (e)(1) Audit Committee Pre-Approval Policies and Procedures.
         -----------------------------------------------------

         Pursuant to Registrant's Audit Committee Charter (the "Charter"), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

         Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant's investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were ( approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b)  Not Applicable

               (c)  100%

               (d)  Not Applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's ( financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008 and $0 for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.


Item 6.  Schedule of Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.


Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last disclosed such procedures in the definitive prospectus/proxy statement on Form N-14 filed with the SEC on December 3, 2008.


Item 11.   Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act ( of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Wilshire Variable Insurance Trust

                                              /s/ Lawrence E. Davanzo
By (Signature and Title)*                     ------------------------------
                                              Lawrence E. Davanzo, President
                                              (principal executive officer)

Date: March 11, 2010





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                              /s/ Lawrence E. Davanzo
By (Signature and Title)*                     ------------------------------
                                              Lawrence E. Davanzo, President
                                              (principal executive officer)


Date: March 11, 2010

                                              /s/ Lawrence E. Davanzo
By (Signature and Title)*                     ------------------------------
                                              Michael Wauters, Treasurer
                                              (principal financial officer)

Date: March 11, 2010

* Print the name and title of each signing officer under his or her signature.